2013 Annual Report

RiverSource Retirement Advisor Advantage®
Variable Annuity
RiverSource Retirement Advisor Select®
Variable Annuity

S-6410 R (5/14)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account that is offered through RiverSource Retirement Advisor Advantage® Variable Annuity and RiverSource Retirement Advisor Select® Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS	AB VPS
	Dyn Asset	Global Thematic	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Class III

Assets

Investments, at fair value(1),(2)	$8,607	$1,421,381	$7,158,178	$11,397,565	$351,674
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	215	—
Receivable for share redemptions	5	1,139	6,740	11,613	299

Total assets	8,612	1,422,520	7,164,918	11,409,393	351,973

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5	1,138	5,484	8,735	299
Contract terminations	—	—	1,257	2,878	—
Payable for investments purchased	—	—	—	215	—

Total liabilities	5	1,138	6,741	11,828	299

Net assets applicable to contracts in accumulation period	6,890	1,421,204	7,157,879	11,369,706	350,388
Net assets applicable to contracts in payment period	—	—	—	27,859	—
Net assets applicable to seed money	1,717	178	298	—	1,286

Total net assets	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

(1) Investment shares	737	70,435	260,392	766,996	32,805
(2) Investments, at cost	$8,380	$1,156,663	$5,432,774	$11,998,883	$326,906

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Assets

Investments, at fair value(1),(2)	$2,142,976	$5,266,468	$3,131,817	$16,678,097	$3,655,920
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,188	25	2,673	—	15,972
Receivable for share redemptions	1,593	7,771	3,471	18,338	23,037

Total assets	2,145,757	5,274,264	3,137,961	16,696,435	3,694,929

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,593	4,170	2,497	12,992	3,052
Contract terminations	—	3,601	974	5,346	19,985
Payable for investments purchased	1,188	25	2,673	—	15,972

Total liabilities	2,781	7,796	6,144	18,338	39,009

Net assets applicable to contracts in accumulation period	2,138,780	5,266,362	3,131,565	16,641,266	3,655,070
Net assets applicable to contracts in payment period	4,083	—	—	35,797	—
Net assets applicable to seed money	113	106	252	1,034	850

Total net assets	$2,142,976	$5,266,468	$3,131,817	$16,678,097	$3,655,920

(1) Investment shares	199,718	284,982	215,690	1,971,406	234,655
(2) Investments, at cost	$1,581,690	$3,856,900	$2,048,932	$13,013,516	$3,565,934

See accompanying notes to financial statements.

2  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

				Col VP	Col VP
	Calvert	Col VP	Col VP	Commodity	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Core,
Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$1,625,679	$11,070,258	$14,239,168	$52,807	$176,435
Dividends receivable	—	—	4	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	442	4	—	—
Receivable for share redemptions	1,199	—	—	—	—

Total assets	1,626,878	11,070,700	14,239,176	52,807	176,435

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,199	10,606	12,251	49	126
Contract terminations	—	3,690	30	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,199	14,296	12,281	49	126

Net assets applicable to contracts in accumulation period	1,625,679	10,818,847	14,198,266	51,338	176,069
Net assets applicable to contracts in payment period	—	237,425	26,659	—	—
Net assets applicable to seed money	—	132	1,970	1,420	240

Total net assets	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

(1) Investment shares	797,683	563,372	14,239,168	5,666	12,373
(2) Investments, at cost	$1,453,473	$ 8,267,011	$14,237,729	$54,151	$164,037

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$5,900	$38,468,963	$38,726,286	$191,990	$13,531,451
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	14,901	—	—	193
Receivable for share redemptions	—	—	—	—	—

Total assets	5,900	38,483,864	38,726,286	191,990	13,531,644

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	32,204	32,467	148	11,792
Contract terminations	—	33,126	63,545	—	57,054
Payable for investments purchased	—	—	—	—	—

Total liabilities	4	65,330	96,012	148	68,846

Net assets applicable to contracts in accumulation period	4,312	38,253,592	38,430,505	190,616	13,405,562
Net assets applicable to contracts in payment period	—	164,942	199,769	—	57,236
Net assets applicable to seed money	1,584	—	—	1,226	—

Total net assets	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

(1) Investment shares	615	3,839,218	2,143,126	20,359	856,963
(2) Investments, at cost	$5,994	$40,595,087	$25,362,386	$199,840	$11,287,487

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$12,696,354	$18,385,221	$10,096,197	$6,665,226	$4,597,223
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9,969	304	2,378	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	12,706,323	18,385,525	10,098,575	6,665,226	4,597,223

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,550	15,524	8,174	6,475	3,478
Contract terminations	27,747	52,698	—	1,113	1,847
Payable for investments purchased	—	—	—	—	—

Total liabilities	38,297	68,222	8,174	7,588	5,325

Net assets applicable to contracts in accumulation period	12,652,855	18,252,453	10,064,639	6,610,376	4,587,425
Net assets applicable to contracts in payment period	15,171	64,850	25,762	47,146	4,364
Net assets applicable to seed money	—	—	—	116	109

Total net assets	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

(1) Investment shares	1,197,769	2,574,961	1,153,851	459,038	445,036
(2) Investments, at cost	$13,423,477	$17,136,624	$11,186,487	$5,326,851	$3,073,325

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$23,053,142	$11,449,445	$2,642,586	$4,235,372	$4,446,912
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	749	3,890	—
Receivable for share redemptions	—	—	—	—	—

Total assets	23,053,142	11,449,445	2,643,335	4,239,262	4,446,912

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	21,358	9,195	2,100	4,092	3,535
Contract terminations	57,188	1,464	—	100	1,139
Payable for investments purchased	—	—	—	—	—

Total liabilities	78,546	10,659	2,100	4,192	4,674

Net assets applicable to contracts in accumulation period	22,825,874	11,438,786	2,629,302	4,203,229	4,442,238
Net assets applicable to contracts in payment period	148,289	—	10,844	31,549	—
Net assets applicable to seed money	433	—	1,089	292	—

Total net assets	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

(1) Investment shares	745,092	381,267	142,381	235,429	271,982
(2) Investments, at cost	$16,664,019	$ 6,775,390	$2,470,480	$2,836,258	$3,051,156

See accompanying notes to financial statements.

4  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP		Col VP	Col VP	Col VP
	Multi-Strategy	Col VP	Select Lg	Select Sm	US Govt
	Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$88,911	$8,023,682	$1,401,877	$2,993,763	$8,401,675
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	3,919
Receivable for share redemptions	—	—	—	—	—

Total assets	88,911	8,023,682	1,401,877	2,993,763	8,405,594

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	76	6,279	1,092	2,310	6,573
Contract terminations	—	429	190	270	646
Payable for investments purchased	—	—	—	—	—

Total liabilities	76	6,708	1,282	2,580	7,219

Net assets applicable to contracts in accumulation period	88,635	8,016,694	1,400,257	2,985,871	8,360,880
Net assets applicable to contracts in payment period	—	—	—	5,033	37,495
Net assets applicable to seed money	200	280	338	279	—

Total net assets	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

(1) Investment shares	9,091	602,379	87,181	162,705	822,082
(2) Investments, at cost	$89,554	$5,281,919	$ 948,216	$1,968,443	$8,468,112

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$1,935,992	$651,275	$12,446,253	$28,447,273	$9,564,837
Dividends receivable	—	—	41,511	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	295	13,976	1,622	30	—
Receivable for share redemptions	10,073	544	10,416	35,342	8,008

Total assets	1,946,360	665,795	12,499,802	28,482,645	9,572,845

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,547	544	10,416	22,977	7,465
Contract terminations	8,526	—	—	12,365	543
Payable for investments purchased	295	13,976	43,132	30	—

Total liabilities	10,368	14,520	53,548	35,372	8,008

Net assets applicable to contracts in accumulation period	1,935,992	650,362	12,437,384	28,383,832	9,509,982
Net assets applicable to contracts in payment period	—	—	8,870	61,975	54,621
Net assets applicable to seed money	—	913	—	1,466	234

Total net assets	$1,935,992	$651,275	$12,446,254	$28,447,273	$9,564,837

(1) Investment shares	307,789	47,400	1,319,857	842,383	508,227
(2) Investments, at cost	$2,642,747	$651,305	$12,260,629	$21,152,293	$6,634,817

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$31,467,207	$5,805,678	$3,877,674	$7,590,099	$1,924,805
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	876	46	441	4,348
Receivable for share redemptions	44,882	4,528	5,805	9,661	2,250

Total assets	31,512,119	5,811,082	3,883,525	7,600,201	1,931,403

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	24,520	4,528	2,901	5,869	1,341
Contract terminations	20,362	—	2,904	3,792	910
Payable for investments purchased	30	876	46	441	4,348

Total liabilities	44,912	5,404	5,851	10,102	6,599

Net assets applicable to contracts in accumulation period	31,439,313	5,803,341	3,876,506	7,540,792	1,923,698
Net assets applicable to contracts in payment period	26,434	2,337	—	49,307	—
Net assets applicable to seed money	1,460	—	1,168	—	1,106

Total net assets	$31,467,207	$5,805,678	$3,877,674	$7,590,099	$1,924,804

(1) Investment shares	883,910	283,619	348,086	544,874	119,776
(2) Investments, at cost	$25,179,752	$4,868,437	$3,984,151	$9,287,326	$1,848,969

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$10,690,795	$12,253,818	$440,626	$12,582,595	$6,957,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	33	—	—	—
Receivable for share redemptions	9,844	10,677	4,490	13,650	9,516

Total assets	10,700,669	12,264,528	445,116	12,596,245	6,967,366

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,367	9,920	340	9,632	5,330
Contract terminations	1,477	757	4,150	4,018	4,186
Payable for investments purchased	30	33	—	—	—

Total liabilities	9,874	10,710	4,490	13,650	9,516

Net assets applicable to contracts in accumulation period	10,689,571	12,252,626	438,975	12,536,304	6,955,659
Net assets applicable to contracts in payment period	—	—	—	46,291	2,191
Net assets applicable to seed money	1,224	1,192	1,651	—	—

Total net assets	$10,690,795	$12,253,818	$440,626	$12,582,595	$6,957,850

(1) Investment shares	444,154	566,520	23,690	675,032	421,177
(2) Investments, at cost	$ 6,804,523	$ 9,641,676	$444,543	$ 9,917,864	$4,979,114

See accompanying notes to financial statements.

6  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$4,424,051	$374,092	$10,730,517	$1,114,791	$3,156,981
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	13,344	—	—
Receivable for share redemptions	6,990	299	17,254	900	2,551

Total assets	4,431,041	374,391	10,761,115	1,115,691	3,159,532

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,409	299	8,292	886	2,538
Contract terminations	3,581	—	8,962	14	13
Payable for investments purchased	—	—	13,344	—	—

Total liabilities	6,990	299	30,598	900	2,551

Net assets applicable to contracts in accumulation period	4,421,187	372,850	10,730,517	1,114,791	3,156,626
Net assets applicable to contracts in payment period	2,662	—	—	—	—
Net assets applicable to seed money	202	1,242	—	—	355

Total net assets	$4,424,051	$374,092	$10,730,517	$1,114,791	$3,156,981

(1) Investment shares	89,231	30,663	606,930	53,263	110,500
(2) Investments, at cost	$3,264,677	$380,887	$ 7,465,016	$ 843,142	$2,016,011

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy

Assets

Investments, at fair value(1),(2)	$4,678,711	$487,994	$1,654,952	$1,442,875	$596,504
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	199	—	—	—	13,476
Receivable for share redemptions	3,770	366	1,460	1,058	433

Total assets	4,682,680	488,360	1,656,412	1,443,933	610,413

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,715	358	1,266	1,044	433
Contract terminations	55	8	194	14	—
Payable for investments purchased	199	—	—	—	13,476

Total liabilities	3,969	366	1,460	1,058	13,909

Net assets applicable to contracts in accumulation period	4,678,542	487,791	1,654,850	1,442,875	595,007
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	169	203	102	—	1,497

Total net assets	$4,678,711	$487,994	$1,654,952	$1,442,875	$596,504

(1) Investment shares	134,137	91,214	310,498	74,298	45,024
(2) Investments, at cost	$3,689,813	$368,762	$1,253,021	$1,078,687	$556,032

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$181,407	$19,092	$846,144	$5,225,439	$3,025,740
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	30	—	—	—
Receivable for share redemptions	151	18	608	4,967	43,643

Total assets	181,558	19,140	846,752	5,230,406	3,069,383

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	151	18	608	4,139	2,261
Contract terminations	—	—	—	828	41,382
Payable for investments purchased	—	30	—	—	—

Total liabilities	151	48	608	4,967	43,643

Net assets applicable to contracts in accumulation period	180,093	17,249	846,144	5,223,642	3,025,740
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,314	1,843	—	1,797	—

Total net assets	$181,407	$19,092	$846,144	$5,225,439	$3,025,740

(1) Investment shares	14,195	1,555	101,456	154,874	73,943
(2) Investments, at cost	$181,958	$18,166	$477,619	$3,414,787	$2,697,893

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Dec. 31, 2013 (continued)	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

Assets

Investments, at fair value(1),(2)	$38,959	$4,765,043	$3,124,585	$9,308,939	$2,887,694
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	35	14	315
Receivable for share redemptions	24	45,005	14,953	7,629	2,234

Total assets	38,983	4,810,048	3,139,573	9,316,582	2,890,243

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	24	3,736	2,294	7,447	2,234
Contract terminations	—	41,269	12,659	182	—
Payable for investments purchased	—	—	35	14	315

Total liabilities	24	45,005	14,988	7,643	2,549

Net assets applicable to contracts in accumulation period	37,155	4,764,929	3,124,585	9,290,936	2,887,694
Net assets applicable to contracts in payment period	—	—	—	16,480	—
Net assets applicable to seed money	1,804	114	—	1,523	—

Total net assets	$38,959	$4,765,043	$3,124,585	$9,308,939	$2,887,694

(1) Investment shares	3,167	318,519	148,648	295,804	308,844
(2) Investments, at cost	$37,843	$3,262,795	$2,135,422	$7,481,179	$2,640,637

See accompanying notes to financial statements.

8  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Assets

Investments, at fair value(1),(2)	$2,321,079	$1,454,183	$6,913,416	$34,245,808	$2,627,358
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4	41	10,198	17,707	218
Receivable for share redemptions	2,430	1,221	14,466	32,267	2,901

Total assets	2,323,513	1,455,445	6,938,080	34,295,782	2,630,477

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,894	1,162	5,556	27,612	2,084
Contract terminations	536	59	8,910	4,655	817
Payable for investments purchased	4	41	10,198	17,707	218

Total liabilities	2,434	1,262	24,664	49,974	3,119

Net assets applicable to contracts in accumulation period	2,320,057	1,454,070	6,911,600	34,209,811	2,625,608
Net assets applicable to contracts in payment period	—	—	—	35,205	—
Net assets applicable to seed money	1,022	113	1,816	792	1,750

Total net assets	$2,321,079	$1,454,183	$6,913,416	$34,245,808	$2,627,358

(1) Investment shares	162,883	126,012	170,828	6,226,511	95,436
(2) Investments, at cost	$1,816,760	$1,256,552	$5,133,866	$33,274,036	$1,654,299

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

Assets

Investments, at fair value(1),(2)	$16,646,133	$106,382	$289,984	$1,594,502	$1,148,462
Dividends receivable	—	—	1,252	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	615	—	30	—	—
Receivable for share redemptions	43,800	92	6,391	1,200	2,428

Total assets	16,690,548	106,474	297,657	1,595,702	1,150,890

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	14,068	92	251	1,197	822
Contract terminations	29,733	—	6,139	3	1,606
Payable for investments purchased	615	—	1,282	—	—

Total liabilities	44,416	92	7,672	1,200	2,428

Net assets applicable to contracts in accumulation period	16,645,494	105,194	251,476	1,594,502	1,142,831
Net assets applicable to contracts in payment period	—	—	—	—	5,505
Net assets applicable to seed money	638	1,188	38,509	—	126

Total net assets	$16,646,132	$106,382	$289,985	$1,594,502	$1,148,462

(1) Investment shares	1,516,041	9,348	26,410	91,219	80,368
(2) Investments, at cost	$16,880,899	$114,414	$300,359	$1,118,889	$1,013,439

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Dec. 31, 2013 (continued)	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$803,326	$67,813	$53,789,880	$89,860,526	$173,262
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	322,047	—	—
Receivable for share redemptions	877	52	—	—	—

Total assets	804,203	67,865	54,111,927	89,860,526	173,262

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	582	52	44,338	74,947	151
Contract terminations	295	—	—	876	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	877	52	44,338	75,823	151

Net assets applicable to contracts in accumulation period	803,084	66,652	54,067,463	89,784,703	171,743
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	242	1,161	126	—	1,368

Total net assets	$803,326	$67,813	$54,067,589	$89,784,703	$173,111

(1) Investment shares	26,364	9,900	3,581,217	5,974,769	16,013
(2) Investments, at cost	$505,066	$79,725	$42,105,415	$62,367,250	$166,221

	VP			VP
	BR Gl Infl	VP	VP	GS Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$11,457,514	$47,667,211	$81,152,521	$33,184	$417,196,810
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,514	—	—	30	22,701
Receivable for share redemptions	—	—	—	—	—

Total assets	11,464,028	47,667,211	81,152,521	33,214	417,219,511

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,128	44,721	71,089	28	373,327
Contract terminations	18,178	14,564	30	—	104,414
Payable for investments purchased	—	—	—	—	—

Total liabilities	27,306	59,285	71,119	28	477,741

Net assets applicable to contracts in accumulation period	11,436,651	47,607,862	81,081,402	31,695	416,593,344
Net assets applicable to contracts in payment period	—	—	—	—	148,348
Net assets applicable to seed money	71	64	—	1,491	78

Total net assets	$11,436,722	$47,607,926	$81,081,402	$33,186	$416,741,770

(1) Investment shares	1,312,430	3,965,658	6,757,079	3,877	30,608,717
(2) Investments, at cost	$12,388,035	$43,408,008	$71,300,491	$33,828	$348,776,391

See accompanying notes to financial statements.

10  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$809,077,861	$217,319,564	$386,834,969	$114,441,171	$193,126,126
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5	140,969	120	612	25,213
Receivable for share redemptions	—	—	—	—	—

Total assets	809,077,866	217,460,533	386,835,089	114,441,783	193,151,339

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	675,560	185,160	327,509	103,837	163,586
Contract terminations	564,551	980,881	340,778	30	20,562
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,240,111	1,166,041	668,287	103,867	184,148

Net assets applicable to contracts in accumulation period	807,837,755	216,231,443	386,166,802	114,337,886	192,967,179
Net assets applicable to contracts in payment period	—	62,940	—	—	—
Net assets applicable to seed money	—	109	—	30	12

Total net assets	$807,837,755	$216,294,492	$386,166,802	$114,337,916	$192,967,191

(1) Investment shares	59,273,103	15,123,143	26,882,208	8,954,708	15,076,200
(2) Investments, at cost	$612,900,619	$175,562,417	$281,747,956	$ 99,941,500	$156,486,774

		VP
	VP Ptnrs	Pyrford	VP	VP
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Vty Estb Val,	Wanger
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 3	Intl

Assets

Investments, at fair value(1),(2)	$9,265,922	$35,037	$3,672,612	$687,548	$17,214,494
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,428	40	—	—	38
Receivable for share redemptions	—	—	—	—	—

Total assets	9,268,350	35,077	3,672,612	687,548	17,214,532

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,133	27	2,897	555	13,442
Contract terminations	4,785	—	914	335	3,253
Payable for investments purchased	—	—	—	—	—

Total liabilities	11,918	27	3,811	890	16,695

Net assets applicable to contracts in accumulation period	9,256,417	33,411	3,668,787	686,433	17,183,361
Net assets applicable to contracts in payment period	—	—	—	—	14,476
Net assets applicable to seed money	15	1,639	14	225	—

Total net assets	$9,256,432	$35,050	$3,668,801	$686,658	$17,197,837

(1) Investment shares	415,326	3,330	268,074	41,344	498,249
(2) Investments, at cost	$5,421,089	$33,932	$2,402,373	$454,315	$13,636,803

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  11

Statements of Assets and Liabilities

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$23,973,438	$2,356,545	$2,938,435	$4,348,459	$4,545,206
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,560	—	10,258	2,673	12,030
Receivable for share redemptions	—	5,678	2,296	3,988	3,670

Total assets	23,980,998	2,362,223	2,950,989	4,355,120	4,560,906

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	18,691	1,737	2,294	3,458	3,670
Contract terminations	4,757	3,941	2	531	—
Payable for investments purchased	—	—	10,258	2,673	12,030

Total liabilities	23,448	5,678	12,554	6,662	15,700

Net assets applicable to contracts in accumulation period	23,927,927	2,356,545	2,915,872	4,272,303	4,543,971
Net assets applicable to contracts in payment period	29,623	—	22,477	74,868	—
Net assets applicable to seed money	—	—	86	1,287	1,235

Total net assets	$23,957,550	$2,356,545	$2,938,435	$4,348,458	$4,545,206

(1) Investment shares	582,870	148,678	534,261	166,289	405,099
(2) Investments, at cost	$17,218,990	$1,838,144	$2,494,799	$2,938,432	$3,053,369

WA Var
Global
Hi Yd Bond,
Dec. 31, 2013 (continued)	Cl II

Assets

Investments, at fair value(1),(2)	$53,161
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—
Receivable for share redemptions	43

Total assets	53,204

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	43
Contract terminations	—
Payable for investments purchased	—

Total liabilities	43

Net assets applicable to contracts in accumulation period	51,661
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	1,500

Total net assets	$53,161

(1) Investment shares	6,405
(2) Investments, at cost	$55,112

See accompanying notes to financial statements.

12  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	AB VPS	AB VPS
	Dyn Asset	Global Thematic	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(1)	Cl B	Cl B	Cl B	Class III(2)

Investment income

Dividend income	$ 4	$ 295	$ 73,983	$ 646,160	$ —
Variable account expenses	16	12,344	57,691	98,823	947

Investment income (loss) — net	(12)	(12,049)	16,292	547,337	(947)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	24	308,643	1,636,037	2,884,484	21,017
Cost of investments sold	23	285,522	1,392,244	3,278,425	20,821

Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	196
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	24,768

Net gain (loss) on investments	234	276,131	1,875,886	1,678,045	24,964

Net increase (decrease) in net assets resulting from operations	$222	$264,082	$1,892,178	$2,225,382	$24,017

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Investment income

Dividend income	$ 33,578	$ 51,215	$ 10,800	$ 235,798	$ 36,618
Variable account expenses	17,723	44,326	24,932	140,592	19,532

Investment income (loss) — net	15,855	6,889	(14,132)	95,206	17,086

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	464,930	1,114,026	513,993	3,324,407	440,098
Cost of investments sold	377,174	883,741	385,338	2,896,523	422,813

Net realized gain (loss) on sales of investments	87,756	230,285	128,655	427,884	17,285
Distributions from capital gains	—	70,233	—	—	136,761
Net change in unrealized appreciation or depreciation of investments	298,440	902,295	725,487	3,619,177	82,249

Net gain (loss) on investments	386,196	1,202,813	854,142	4,047,061	236,295

Net increase (decrease) in net assets resulting from operations	$402,051	$1,209,702	$840,010	$4,142,267	$253,381

				Col VP	Col VP
	Calvert	Col VP	Col VP	Commodity	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(1)	Cl 2(2)

Investment income

Dividend income	$ 16,326	$ —	$ 1,633	$ —	$ —
Variable account expenses	13,970	112,988	159,189	217	344

Investment income (loss) — net	2,356	(112,988)	(157,556)	(217)	(344)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	304,975	1,620,434	10,173,970	319	8,104
Cost of investments sold	261,159	1,245,525	10,172,802	322	7,662

Net realized gain (loss) on sales of investments	43,816	374,909	1,168	(3)	442
Distributions from capital gains	137,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,068	1,621,974	(1,167)	(1,344)	12,398

Net gain (loss) on investments	257,603	1,996,883	1	(1,347)	12,840

Net increase (decrease) in net assets resulting from operations	$259,959	$1,883,895	$ (157,555)	$(1,564)	$12,496

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  13

Statements of Operations

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 2(2)	Cl 3

Investment income

Dividend income	$ —	$ 1,966,056	$ —	$ 4,333	$ 83,903
Variable account expenses	5	428,988	358,798	554	143,514

Investment income (loss) — net	(5)	1,537,068	(358,798)	3,779	(59,611)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1	17,225,106	7,296,328	11,149	3,465,148
Cost of investments sold	1	17,072,742	5,411,258	11,909	3,017,429

Net realized gain (loss) on sales of investments	—	152,364	1,885,070	(760)	447,719
Distributions from capital gains	—	1,965,453	—	242	—
Net change in unrealized appreciation or depreciation of investments	(94)	(5,196,050)	6,985,641	(7,850)	(837,408)

Net gain (loss) on investments	(94)	(3,078,233)	8,870,711	(8,368)	(389,689)

Net increase (decrease) in net assets resulting from operations	$(99)	$ (1,541,165)	$8,511,913	$ (4,589)	$ (449,300)

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 884,759	$1,260,886	$ 1,494,105	$ 104,233	$ —
Variable account expenses	141,150	186,037	103,115	70,280	37,665

Investment income (loss) — net	743,609	1,074,849	1,390,990	33,953	(37,665)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,596,304	4,693,700	3,504,876	1,008,307	1,031,632
Cost of investments sold	4,676,091	4,262,477	3,774,796	881,771	789,710

Net realized gain (loss) on sales of investments	(79,787)	431,223	(269,920)	126,536	241,922
Distributions from capital gains	101,811	—	1,099,750	—	—
Net change in unrealized appreciation or depreciation of investments	(2,160,653)	(539,549)	(1,792,981)	1,039,946	899,687

Net gain (loss) on investments	(2,138,629)	(108,326)	(963,151)	1,166,482	1,141,609

Net increase (decrease) in net assets resulting from operations	$(1,395,020)	$ 966,523	$ 427,839	$1,200,435	$1,103,944

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ 25,540	$ 10,705	$ —	$ —
Variable account expenses	229,258	98,822	22,021	43,916	36,412

Investment income (loss) — net	(229,258)	(73,282)	(11,316)	(43,916)	(36,412)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,895,518	2,549,652	502,872	799,151	881,983
Cost of investments sold	3,196,549	1,739,516	518,814	611,755	687,840

Net realized gain (loss) on sales of investments	698,969	810,136	(15,942)	187,396	194,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,604,731	2,447,500	456,343	885,786	1,065,485

Net gain (loss) on investments	6,303,700	3,257,636	440,401	1,073,182	1,259,628

Net increase (decrease) in net assets resulting from operations	$6,074,442	$3,184,354	$429,085	$1,029,266	$1,223,216

See accompanying notes to financial statements.

14  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Col VP		Col VP	Col VP	Col VP
	Multi-Strategy	Col VP	Select Lg	Select Sm	US Govt
	Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 60,240
Variable account expenses	333	67,916	10,557	22,110	87,749

Investment income (loss) — net	(333)	(67,916)	(10,557)	(22,110)	(27,509)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,621	2,506,340	349,988	532,214	4,914,908
Cost of investments sold	1,636	1,796,065	254,074	393,771	4,890,259

Net realized gain (loss) on sales of investments	(15)	710,275	95,914	138,443	24,649
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(643)	1,354,958	274,874	821,643	(288,827)

Net gain (loss) on investments	(658)	2,065,233	370,788	960,086	(264,178)

Net increase (decrease) in net assets resulting from operations	$ (991)	$1,997,317	$360,231	$937,976	$ (291,687)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Investment income

Dividend income	$ —	$10,384	$ 412,004	$ 215,374	$ 147,877
Variable account expenses	20,559	5,432	111,917	238,192	80,752

Investment income (loss) — net	(20,559)	4,952	300,087	(22,818)	67,125

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	858,069	95,984	2,069,233	4,819,616	1,875,188
Cost of investments sold	1,150,020	97,846	2,024,043	4,025,474	1,437,630

Net realized gain (loss) on sales of investments	(291,951)	(1,862)	45,190	794,142	437,558
Distributions from capital gains	—	—	70,054	7,542	—
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	(86,083)	5,950,878	2,026,093

Net gain (loss) on investments	(255,088)	(8,955)	29,161	6,752,562	2,463,651

Net increase (decrease) in net assets resulting from operations	$ (275,647)	$ (4,003)	$ 329,248	$6,729,744	$2,530,776

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2(1)	Cl 2	Cl 2(1)

Investment income

Dividend income	$ 77,932	$ 57,976	$ 153,041	$ 361,225	$ 1,761
Variable account expenses	257,993	48,233	13,542	69,613	4,394

Investment income (loss) — net	(180,061)	9,743	139,499	291,612	(2,633)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,547,417	1,368,006	432,458	1,404,697	119,093
Cost of investments sold	4,439,855	1,302,235	428,882	1,675,631	116,524

Net realized gain (loss) on sales of investments	1,107,562	65,771	3,576	(270,934)	2,569
Distributions from capital gains	3,749,278	19,982	31,606	—	—
Net change in unrealized appreciation or depreciation of investments	3,966,347	1,293,849	(106,477)	109,342	75,836

Net gain (loss) on investments	8,823,187	1,379,602	(71,295)	(161,592)	78,405

Net increase (decrease) in net assets resulting from operations	$8,643,126	$1,389,345	$ 68,204	$ 130,020	$ 75,772

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  15

Statements of Operations

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2(1)	Inst	Inst

Investment income

Dividend income	$ 127,829	$ 239,064	$ 7,468	$ 99,244	$ 72,198
Variable account expenses	87,545	107,290	1,650	106,325	57,530

Investment income (loss) — net	40,284	131,774	5,818	(7,081)	14,668

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,105,072	2,200,756	44,798	2,461,377	1,450,728
Cost of investments sold	1,504,406	1,889,537	47,105	1,969,632	1,179,359

Net realized gain (loss) on sales of investments	600,666	311,219	(2,307)	491,745	271,369
Distributions from capital gains	164,967	—	1,928	957,591	—
Net change in unrealized appreciation or depreciation of investments	2,156,135	2,331,367	(3,917)	1,888,461	1,746,432

Net gain (loss) on investments	2,921,768	2,642,586	(4,296)	3,337,797	2,017,801

Net increase (decrease) in net assets resulting from operations	$2,962,052	$2,774,360	$ 1,522	$3,330,716	$2,032,469

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser II(1)	Ser II	Ser I	Ser II

Investment income

Dividend income	$ 10,216	$ 2,703	$ 145,317	$ 23,330	$ 15,588
Variable account expenses	37,517	1,212	92,173	9,008	25,908

Investment income (loss) — net	(27,301)	1,491	53,144	14,322	(10,320)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,241,580	75,156	2,920,215	156,975	595,570
Cost of investments sold	1,079,673	76,500	2,254,944	128,654	424,354

Net realized gain (loss) on sales of investments	161,907	(1,344)	665,271	28,321	171,216
Distributions from capital gains	—	5,129	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,262,120	(6,795)	2,350,211	207,667	739,921

Net gain (loss) on investments	1,424,027	(3,010)	3,015,482	235,988	911,137

Net increase (decrease) in net assets resulting from operations	$1,396,726	$ (1,519)	$3,068,626	$250,310	$900,817

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy(1)

Investment income

Dividend income	$ 44,502	$ 1,745	$ 3,225	$ —	$ 22
Variable account expenses	38,886	3,803	13,283	11,128	1,211

Investment income (loss) — net	5,616	(2,058)	(10,058)	(11,128)	(1,189)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	910,310	117,900	274,319	476,580	24,403
Cost of investments sold	775,502	104,021	235,258	403,911	23,844

Net realized gain (loss) on sales of investments	134,808	13,879	39,061	72,669	559
Distributions from capital gains	—	—	—	109,764	—
Net change in unrealized appreciation or depreciation of investments	562,385	126,318	423,847	120,664	40,472

Net gain (loss) on investments	697,193	140,197	462,908	303,097	41,031

Net increase (decrease) in net assets resulting from operations	$702,809	$138,139	$452,850	$291,969	$39,842

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

16  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Period ended Dec. 31, 2013 (continued)	Serv(1)	Serv	Serv	Serv	Serv

Investment income

Dividend income	$2,270	$ 248	$ —	$ 33,486	$ 96,777
Variable account expenses	651	101	6,552	46,496	27,001

Investment income (loss) — net	1,619	147	(6,552)	(13,010)	69,776

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,997	1,609	209,952	1,462,989	1,143,079
Cost of investments sold	8,205	1,512	140,632	1,093,086	1,098,578

Net realized gain (loss) on sales of investments	(208)	97	69,320	369,903	44,501
Distributions from capital gains	—	214	—	—	—
Net change in unrealized appreciation or depreciation of investments	(551)	893	173,093	946,316	279,343

Net gain (loss) on investments	(759)	1,204	242,413	1,316,219	323,844

Net increase (decrease) in net assets resulting from operations	$ 860	$1,351	$235,861	$1,303,209	$ 393,620

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Period ended Dec. 31, 2013 (continued)	Serv(1)	Serv Cl	Serv Cl	Serv Cl	Cl II

Investment income

Dividend income	$ 88	$ 18,472	$ —	$ 199,551	$ 108,254
Variable account expenses	65	38,567	23,720	87,142	26,008

Investment income (loss) — net	23	(20,095)	(23,720)	112,409	82,246

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	79	1,008,495	720,453	2,625,691	764,564
Cost of investments sold	77	735,436	581,785	2,165,146	658,797

Net realized gain (loss) on sales of investments	2	273,059	138,668	460,545	105,767
Distributions from capital gains	617	138,818	23,662	177,572	—
Net change in unrealized appreciation or depreciation of investments	1,116	717,910	809,531	917,993	(136,081)

Net gain (loss) on investments	1,735	1,129,787	971,861	1,556,110	(30,314)

Net increase (decrease) in net assets resulting from operations	$1,758	$1,109,692	$948,141	$1,668,519	$ 51,932

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Investment income

Dividend income	$ 5,134	$ 20,082	$ 77,299	$ 1,708,447	$ 16,318
Variable account expenses	20,268	13,641	60,804	336,195	21,579

Investment income (loss) — net	(15,134)	6,441	16,495	1,372,252	(5,261)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	965,131	427,345	1,573,931	8,529,549	480,905
Cost of investments sold	883,683	397,891	1,296,305	8,072,249	337,996

Net realized gain (loss) on sales of investments	81,448	29,454	277,626	457,300	142,909
Distributions from capital gains	48,524	—	—	—	28,170
Net change in unrealized appreciation or depreciation of investments	564,083	194,955	1,212,754	(2,290,664)	604,273

Net gain (loss) on investments	694,055	224,409	1,490,380	(1,833,364)	775,352

Net increase (decrease) in net assets resulting from operations	$678,921	$230,850	$1,506,875	$ (461,112)	$770,091

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  17

Statements of Operations

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Advisor Cl(1)	Cl IB	Cl IB

Investment income

Dividend income	$ 887,234	$ 2,994	$ 3,414	$ 15,846	$ 17,769
Variable account expenses	199,322	1,038	1,523	12,251	9,272

Investment income (loss) — net	687,912	1,956	1,891	3,595	8,497

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	9,236,133	81,186	19,349	198,303	346,694
Cost of investments sold	9,202,972	79,909	19,798	158,373	356,113

Net realized gain (loss) on sales of investments	33,161	1,277	(449)	39,930	(9,419)
Distributions from capital gains	—	—	2,547	45,193	—
Net change in unrealized appreciation or depreciation of investments	(1,017,779)	(11,689)	(10,375)	380,777	270,650

Net gain (loss) on investments	(984,618)	(10,412)	(8,277)	465,900	261,231

Net increase (decrease) in net assets resulting from operations	$ (296,706)	$ (8,456)	$ (6,386)	$469,495	$269,728

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Period ended Dec. 31, 2013 (continued)	Cl IB	Cl S(1)	Cl 2	Cl 4	Cl 2(1)

Investment income

Dividend income	$ 4,040	$ —	$ —	$ —	$ 960
Variable account expenses	6,386	257	437,636	853,228	508

Investment income (loss) — net	(2,346)	(257)	(437,636)	(853,228)	452

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	268,848	40,266	3,899,907	23,960,685	3,146
Cost of investments sold	193,027	35,696	3,219,337	17,465,856	3,146

Net realized gain (loss) on sales of investments	75,821	4,570	680,570	6,494,829	—
Distributions from capital gains	—	—	—	—	209
Net change in unrealized appreciation or depreciation of investments	159,587	(11,912)	7,890,145	10,591,220	7,041

Net gain (loss) on investments	235,408	(7,342)	8,570,715	17,086,049	7,250

Net increase (decrease) in net assets resulting from operations	$233,062	$ (7,599)	$8,133,079	$16,232,821	$7,702

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	VP			VP
	BR Gl Infl	VP	VP	GS Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2(1)	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	137,229	606,125	1,024,732	121	4,037,725

Investment income (loss) — net	(137,229)	(606,125)	(1,024,732)	(121)	(4,037,725)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,278,260	27,106,495	57,331,460	22,517	59,568,185
Cost of investments sold	7,589,094	25,000,026	50,961,645	22,790	51,529,785

Net realized gain (loss) on sales of investments	(310,834)	2,106,469	6,369,815	(273)	8,038,400
Distributions from capital gains	511,977	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,062,909)	(352,675)	(3,148,685)	(644)	34,334,372

Net gain (loss) on investments	(861,766)	1,753,794	3,221,130	(917)	42,372,772

Net increase (decrease) in net assets resulting from operations	$ (998,995)	$ 1,147,669	$ 2,196,398	$ (1,038)	$38,335,047

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

18  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	7,601,805	1,906,890	3,758,537	1,207,355	2,041,593

Investment income (loss) — net	(7,601,805)	(1,906,890)	(3,758,537)	(1,207,355)	(2,041,593)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	128,753,037	31,485,194	106,134,479	26,497,167	65,706,123
Cost of investments sold	100,850,567	26,720,136	79,889,595	23,683,121	54,774,767

Net realized gain (loss) on sales of investments	27,902,470	4,765,058	26,244,884	2,814,046	10,931,356
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,510,473	24,631,930	33,743,095	5,214,045	3,622,123

Net gain (loss) on investments	86,412,943	29,396,988	59,987,979	8,028,091	14,553,479

Net increase (decrease) in net assets resulting from operations	$ 78,811,138	$27,490,098	$ 56,229,442	$ 6,820,736	$12,511,886

		VP
	VP Ptnrs	Pyrford	VP	VP
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Vty Estb Val,	Wanger
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 3	Intl

Investment income

Dividend income	$ —	$ 82	$ —	$ —	$ 439,505
Variable account expenses	79,394	72	32,226	5,507	150,278

Investment income (loss) — net	(79,394)	10	(32,226)	(5,507)	289,227

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,129,576	341	902,887	137,723	3,897,041
Cost of investments sold	1,424,577	333	653,543	101,295	3,208,294

Net realized gain (loss) on sales of investments	704,999	8	249,344	36,428	688,747
Distributions from capital gains	—	—	—	—	1,153,910
Net change in unrealized appreciation or depreciation of investments	1,985,218	1,105	648,569	144,218	1,134,038

Net gain (loss) on investments	2,690,217	1,113	897,913	180,646	2,976,695

Net increase (decrease) in net assets resulting from operations	$2,610,823	$1,123	$865,687	$175,139	$3,265,922

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Year ended Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 31,488	$ 38,196	$ 60,623	$ 8,098	$ —
Variable account expenses	203,992	19,895	25,554	37,195	38,237

Investment income (loss) — net	(172,504)	18,301	35,069	(29,097)	(38,237)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,128,197	660,719	584,273	909,311	1,360,649
Cost of investments sold	4,026,944	551,844	521,964	706,632	1,070,787

Net realized gain (loss) on sales of investments	1,101,253	108,875	62,309	202,679	289,862
Distributions from capital gains	1,997,135	—	140,976	—	211,091
Net change in unrealized appreciation or depreciation of investments	3,513,458	282,037	249,820	882,058	1,167,076

Net gain (loss) on investments	6,611,846	390,912	453,105	1,084,737	1,668,029

Net increase (decrease) in net assets resulting from operations	$6,439,342	$409,213	$488,174	$1,055,640	$1,629,792

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  19

Statement of Operations

WA Var
Global
Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl II(1)

Investment income

Dividend income	$2,929
Variable account expenses	162

Investment income (loss) — net	2,767

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	9,441
Cost of investments sold	9,401

Net realized gain (loss) on sales of investments	40
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(1,951)

Net gain (loss) on investments	(1,911)

Net increase (decrease) in net assets resulting from operations	$856

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

20  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS
	Dyn Asset	Global Thematic	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(2)	Cl B	Cl B	Cl B	Class III(3)

Operations

Investment income (loss) — net	$(12)	$(12,049)	$16,292	$547,337	$(947)
Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	196
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	24,768

Net increase (decrease) in net assets resulting from operations	222	264,082	1,892,178	2,225,382	24,017

Contract transactions

Contract purchase payments	1,650	71,504	122,056	244,581	58,016
Net transfers(1)	6,741	(160,138)	70,850	(955,676)	278,430
Transfers for policy loans	—	253	4,605	4,289	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,074)	(29)
Contract charges	(6)	(1,619)	(3,958)	(15,166)	(57)
Contract terminations:
Surrender benefits	—	(53,687)	(965,889)	(1,504,412)	(8,703)
Death benefits	—	(12,892)	(45,414)	(140,620)	—

Increase (decrease) from contract transactions	8,385	(156,579)	(817,750)	(2,371,078)	327,657

Net assets at beginning of year	—	1,313,879	6,083,749	11,543,261	—

Net assets at end of year	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

Accumulation unit activity

Units outstanding at beginning of year	—	1,161,392	4,694,062	8,975,143	—
Contract purchase payments	—	58,837	83,982	197,047	57,062
Net transfers(1)	6,450	(136,764)	57,120	(729,824)	280,230
Transfers for policy loans	—	204	2,926	6,100	—
Contract charges	(5)	(1,319)	(2,609)	(10,153)	(57)
Contract terminations:
Surrender benefits	—	(44,807)	(637,333)	(977,200)	(8,054)
Death benefits	—	(10,363)	(28,373)	(93,072)	—

Units outstanding at end of year	6,445	1,027,180	4,169,775	7,368,041	329,181

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl III

Operations

Investment income (loss) — net	$15,855	$6,889	$(14,132)	$95,206	$17,086
Net realized gain (loss) on sales of investments	87,756	230,285	128,655	427,884	17,285
Distributions from capital gains	—	70,233	—	—	136,761
Net change in unrealized appreciation or depreciation of investments	298,440	902,295	725,487	3,619,177	82,249

Net increase (decrease) in net assets resulting from operations	402,051	1,209,702	840,010	4,142,267	253,381

Contract transactions

Contract purchase payments	23,274	77,911	30,315	444,994	130,530
Net transfers(1)	(9,051)	80,406	(47,075)	(539,806)	2,936,316
Transfers for policy loans	(1,891)	716	178	(7,439)	—
Adjustments to net assets allocated to contracts in payment period	(186)	—	—	(4,094)	—
Contract charges	(798)	(2,868)	(2,112)	(7,547)	(851)
Contract terminations:
Surrender benefits	(313,417)	(422,363)	(156,724)	(1,707,389)	(224,625)
Death benefits	(23,347)	(33,223)	(4,824)	(95,008)	(6,259)

Increase (decrease) from contract transactions	(325,416)	(299,421)	(180,242)	(1,916,289)	2,835,111

Net assets at beginning of year	2,066,341	4,356,187	2,472,049	14,452,119	567,428

Net assets at end of year	$2,142,976	$5,266,468	$3,131,817	$16,678,097	$3,655,920

Accumulation unit activity

Units outstanding at beginning of year	1,430,755	3,310,469	1,994,433	9,740,810	551,006
Contract purchase payments	14,709	49,953	20,723	268,364	119,791
Net transfers(1)	(7,172)	41,241	(39,915)	(300,853)	2,670,804
Transfers for policy loans	(1,298)	513	126	(3,911)	—
Contract charges	(503)	(1,896)	(1,444)	(4,330)	(760)
Contract terminations:
Surrender benefits	(203,101)	(287,577)	(111,128)	(951,585)	(198,861)
Death benefits	(13,189)	(19,251)	(3,925)	(54,812)	(5,750)

Units outstanding at end of year	1,220,201	3,093,452	1,858,870	8,693,683	3,136,230

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

				Col VP	Col VP
	Calvert	Col VP	Col VP	Commodity	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(2)	Cl 2(3)

Operations

Investment income (loss) — net	$2,356	$(112,988)	$(157,556)	$(217)	$(344)
Net realized gain (loss) on sales of investments	43,816	374,909	1,168	(3)	442
Distributions from capital gains	137,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,068	1,621,974	(1,167)	(1,344)	12,398

Net increase (decrease) in net assets resulting from operations	259,959	1,883,895	(157,555)	(1,564)	12,496

Contract transactions

Contract purchase payments	23,586	313,607	879,673	32,643	10,540
Net transfers(1)	8,460	552,340	(2,777,338)	21,828	161,672
Transfers for policy loans	(581)	14,996	57,777	—	—
Adjustments to net assets allocated to contracts in payment period	—	(19,535)	(2,405)	—	—
Contract charges	(830)	(6,790)	(12,173)	(2)	(5)
Contract terminations:
Surrender benefits	(265,630)	(1,165,844)	(3,344,249)	(147)	(8,394)
Death benefits	—	(82,297)	(134,197)	—	—

Increase (decrease) from contract transactions	(234,995)	(393,523)	(5,332,912)	54,322	163,813

Net assets at beginning of year	1,600,715	9,566,032	19,717,362	—	—

Net assets at end of year	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

Accumulation unit activity

Units outstanding at beginning of year	1,360,255	6,128,075	17,758,128	—	—
Contract purchase payments	18,219	215,358	807,056	32,645	9,212
Net transfers(1)	6,388	358,160	(2,572,143)	22,864	143,066
Transfers for policy loans	(350)	7,271	51,316	—	—
Contract charges	(634)	(4,021)	(11,028)	(3)	(4)
Contract terminations:
Surrender benefits	(205,306)	(719,091)	(3,014,481)	—	(7,082)
Death benefits	—	(47,256)	(124,642)	—	—

Units outstanding at end of year	1,178,572	5,938,496	12,894,206	55,506	145,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 2(3)	Cl 3

Operations

Investment income (loss) — net	$(5)	$1,537,068	$(358,798)	$3,779	$(59,611)
Net realized gain (loss) on sales of investments	—	152,364	1,885,070	(760)	447,719
Distributions from capital gains	—	1,965,453	—	242	—
Net change in unrealized appreciation or depreciation of investments	(94)	(5,196,050)	6,985,641	(7,850)	(837,408)

Net increase (decrease) in net assets resulting from operations	(99)	(1,541,165)	8,511,913	(4,589)	(449,300)

Contract transactions

Contract purchase payments	1,650	394,148	577,450	11,601	284,859
Net transfers(1)	4,345	(7,974,036)	(1,382,811)	185,735	(418,804)
Transfers for policy loans	—	1,801	(4,963)	—	22,363
Adjustments to net assets allocated to contracts in payment period	—	(21,894)	(23,241)	—	(3,361)
Contract charges	—	(59,705)	(29,881)	(115)	(15,917)
Contract terminations:
Surrender benefits	—	(5,560,789)	(4,433,023)	(790)	(1,530,580)
Death benefits	—	(501,400)	(310,983)	—	(125,240)

Increase (decrease) from contract transactions	5,995	(13,721,875)	(5,607,452)	196,431	(1,786,680)

Net assets at beginning of year	—	53,681,574	35,725,813	—	15,698,778

Net assets at end of year	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

Accumulation unit activity

Units outstanding at beginning of year	—	33,305,917	21,896,098	—	7,079,354
Contract purchase payments	—	253,919	307,097	10,845	146,258
Net transfers(1)	4,527	(5,260,754)	(742,041)	200,583	(219,203)
Transfers for policy loans	—	356	(3,473)	—	11,641
Contract charges	—	(38,655)	(17,639)	(122)	(7,021)
Contract terminations:
Surrender benefits	—	(3,453,027)	(2,291,742)	(504)	(663,778)
Death benefits	—	(318,096)	(158,507)	—	(50,561)

Units outstanding at end of year	4,527	24,489,660	18,989,793	210,802	6,296,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

24  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$743,609	$1,074,849	$1,390,990	$33,953	$(37,665)
Net realized gain (loss) on sales of investments	(79,787)	431,223	(269,920)	126,536	241,922
Distributions from capital gains	101,811	—	1,099,750	—	—
Net change in unrealized appreciation or depreciation of investments	(2,160,653)	(539,549)	(1,792,981)	1,039,946	899,687

Net increase (decrease) in net assets resulting from operations	(1,395,020)	966,523	427,839	1,200,435	1,103,944

Contract transactions

Contract purchase payments	130,218	152,586	90,421	82,564	112,827
Net transfers(1)	(1,797,882)	(379,259)	(1,460,868)	(57,960)	(242,529)
Transfers for policy loans	(2,315)	(705)	(1,829)	9,441	(9,894)
Adjustments to net assets allocated to contracts in payment period	(2,179)	(11,586)	(1,880)	(6,465)	(2,056)
Contract charges	(18,185)	(9,961)	(18,425)	(3,178)	(5,620)
Contract terminations:
Surrender benefits	(1,615,589)	(2,917,684)	(1,028,415)	(624,111)	(403,558)
Death benefits	(113,036)	(179,923)	(117,149)	(54,990)	(34,693)

Increase (decrease) from contract transactions	(3,418,968)	(3,346,532)	(2,538,145)	(654,699)	(585,523)

Net assets at beginning of year	17,482,014	20,697,312	12,200,707	6,111,902	4,073,477

Net assets at end of year	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

Accumulation unit activity

Units outstanding at beginning of year	9,863,758	9,759,131	7,235,143	4,915,375	5,859,612
Contract purchase payments	78,446	71,184	52,830	59,603	145,828
Net transfers(1)	(1,142,884)	(192,024)	(857,831)	(39,786)	(300,949)
Transfers for policy loans	(1,432)	(900)	(1,027)	5,918	(16,645)
Contract charges	(11,159)	(4,651)	(10,784)	(2,362)	(6,920)
Contract terminations:
Surrender benefits	(921,416)	(1,311,754)	(592,750)	(471,101)	(549,330)
Death benefits	(65,996)	(78,970)	(68,180)	(36,600)	(44,799)

Units outstanding at end of year	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(229,258)	$(73,282)	$(11,316)	$(43,916)	$(36,412)
Net realized gain (loss) on sales of investments	698,969	810,136	(15,942)	187,396	194,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,604,731	2,447,500	456,343	885,786	1,065,485

Net increase (decrease) in net assets resulting from operations	6,074,442	3,184,354	429,085	1,029,266	1,223,216

Contract transactions

Contract purchase payments	249,102	197,733	85,787	64,373	63,932
Net transfers(1)	(1,059,436)	(1,042,606)	72,510	(151,381)	137,517
Transfers for policy loans	17,454	3,609	(3,790)	11,073	(139)
Adjustments to net assets allocated to contracts in payment period	(26,832)	—	(786)	(4,443)	—
Contract charges	(38,936)	(15,120)	(1,571)	(2,420)	(3,836)
Contract terminations:
Surrender benefits	(2,289,892)	(963,665)	(186,291)	(404,389)	(359,688)
Death benefits	(196,583)	(116,286)	(12,972)	(78,395)	(44,364)

Increase (decrease) from contract transactions	(3,345,123)	(1,936,335)	(47,113)	(565,582)	(206,578)

Net assets at beginning of year	20,245,277	10,190,767	2,259,263	3,771,386	3,425,600

Net assets at end of year	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

Accumulation unit activity

Units outstanding at beginning of year	17,790,938	8,483,963	2,207,192	3,123,359	2,521,410
Contract purchase payments	191,265	142,045	79,880	46,482	39,866
Net transfers(1)	(900,353)	(762,278)	65,312	(105,898)	91,394
Transfers for policy loans	7,966	2,596	(2,948)	8,756	(23)
Contract charges	(30,632)	(10,615)	(1,423)	(1,764)	(2,334)
Contract terminations:
Surrender benefits	(1,855,943)	(695,055)	(170,028)	(287,099)	(212,859)
Death benefits	(146,380)	(83,845)	(11,551)	(53,340)	(25,663)

Units outstanding at end of year	15,056,861	7,076,811	2,166,434	2,730,496	2,411,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP		Col VP	Col VP	Col VP
	Multi-Strategy	Col VP	Select Lg	Select Sm	US Govt
	Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(333)	$(67,916)	$(10,557)	$(22,110)	$(27,509)
Net realized gain (loss) on sales of investments	(15)	710,275	95,914	138,443	24,649
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(643)	1,354,958	274,874	821,643	(288,827)

Net increase (decrease) in net assets resulting from operations	(991)	1,997,317	360,231	937,976	(291,687)

Contract transactions

Contract purchase payments	1,438	775,872	12,200	28,234	97,161
Net transfers(1)	89,753	(397,946)	116,619	397,541	(1,801,402)
Transfers for policy loans	—	13,448	142	765	(3,811)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,003)	(6,701)
Contract charges	(7)	(3,113)	(573)	(1,688)	(6,145)
Contract terminations:
Surrender benefits	(1,358)	(1,111,530)	(92,920)	(393,286)	(1,689,499)
Death benefits	—	—	(9,972)	—	(262,604)

Increase (decrease) from contract transactions	89,826	(723,269)	25,496	30,563	(3,673,001)

Net assets at beginning of year	—	6,742,926	1,014,868	2,022,644	12,363,063

Net assets at end of year	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

Accumulation unit activity

Units outstanding at beginning of year	—	5,966,435	818,409	1,320,884	9,924,056
Contract purchase payments	1,297	562,274	8,415	14,136	78,990
Net transfers(1)	93,526	(271,690)	67,697	221,546	(1,511,675)
Transfers for policy loans	—	10,461	100	425	(2,921)
Contract charges	(7)	(2,418)	(389)	(885)	(5,126)
Contract terminations:
Surrender benefits	(1,333)	(864,675)	(62,179)	(202,806)	(1,348,997)
Death benefits	—	—	(6,654)	—	(227,753)

Units outstanding at end of year	93,483	5,400,387	825,399	1,353,300	6,906,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$(20,559)	$4,952	$300,087	$(22,818)	$67,125
Net realized gain (loss) on sales of investments	(291,951)	(1,862)	45,190	794,142	437,558
Distributions from capital gains	—	—	70,054	7,542	—
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	(86,083)	5,950,878	2,026,093

Net increase (decrease) in net assets resulting from operations	(275,647)	(4,003)	329,248	6,729,744	2,530,776

Contract transactions

Contract purchase payments	53,778	97,942	141,962	858,163	106,562
Net transfers(1)	(222,040)	286,891	2,129,427	614,569	(228,461)
Transfers for policy loans	917	46	(558)	3,897	6,477
Adjustments to net assets allocated to contracts in payment period	—	—	(655)	(8,541)	(4,734)
Contract charges	(1,675)	(321)	(12,499)	(16,560)	(4,763)
Contract terminations:
Surrender benefits	(320,799)	(32,596)	(1,117,257)	(3,050,606)	(1,201,382)
Death benefits	(7,824)	(7,507)	(46,659)	(65,823)	(147,067)

Increase (decrease) from contract transactions	(497,643)	344,455	1,093,761	(1,664,901)	(1,473,368)

Net assets at beginning of year	2,709,282	310,823	11,023,245	23,382,430	8,507,429

Net assets at end of year	$1,935,992	$651,275	$12,446,254	$28,447,273	$9,564,837

Accumulation unit activity

Units outstanding at beginning of year	3,157,013	310,157	8,845,277	19,206,599	6,107,590
Contract purchase payments	66,414	98,346	111,884	614,524	64,607
Net transfers(1)	(279,218)	284,677	1,681,592	442,509	(143,724)
Transfers for policy loans	1,070	46	(395)	2,325	4,080
Contract charges	(2,124)	(320)	(9,860)	(11,786)	(2,927)
Contract terminations:
Surrender benefits	(399,485)	(32,827)	(875,803)	(2,235,930)	(749,229)
Death benefits	(9,901)	(7,526)	(36,874)	(47,398)	(90,735)

Units outstanding at end of year	2,533,769	652,553	9,715,821	17,970,843	5,189,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2(2)	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(180,061)	$9,743	$139,499	$291,612	$(2,633)
Net realized gain (loss) on sales of investments	1,107,562	65,771	3,576	(270,934)	2,569
Distributions from capital gains	3,749,278	19,982	31,606	—	—
Net change in unrealized appreciation or depreciation of investments	3,966,347	1,293,849	(106,477)	109,342	75,836

Net increase (decrease) in net assets resulting from operations	8,643,126	1,389,345	68,204	130,020	75,772

Contract transactions

Contract purchase payments	589,044	81,777	32,973	123,086	48,732
Net transfers(1)	(986,836)	267,600	3,902,332	188,595	1,834,406
Transfers for policy loans	6,035	4,618	—	4,851	—
Adjustments to net assets allocated to contracts in payment period	(1,802)	(259)	—	(861)	—
Contract charges	(24,851)	(2,483)	(705)	(5,480)	(191)
Contract terminations:
Surrender benefits	(3,450,709)	(711,293)	(125,130)	(832,915)	(33,915)
Death benefits	(140,923)	(16,735)	—	(64,465)	—

Increase (decrease) from contract transactions	(4,010,042)	(376,775)	3,809,470	(587,189)	1,849,032

Net assets at beginning of year	26,834,123	4,793,108	—	8,047,268	—

Net assets at end of year	$31,467,207	$5,805,678	$3,877,674	$7,590,099	$1,924,804

Accumulation unit activity

Units outstanding at beginning of year	13,019,430	3,619,199	—	5,008,283	—
Contract purchase payments	294,441	59,028	32,285	73,543	45,975
Net transfers(1)	(357,274)	256,367	4,034,805	228,952	1,782,377
Transfers for policy loans	3,410	3,406	—	2,470	—
Contract charges	(10,834)	(1,732)	(723)	(3,523)	(183)
Contract terminations:
Surrender benefits	(1,299,159)	(458,572)	(127,367)	(454,462)	(32,068)
Death benefits	(56,356)	(11,514)	—	(34,984)	—

Units outstanding at end of year	11,593,658	3,466,182	3,939,000	4,820,279	1,796,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2(2)	Inst	Inst

Operations

Investment income (loss) — net	$40,284	$131,774	$5,818	$(7,081)	$14,668
Net realized gain (loss) on sales of investments	600,666	311,219	(2,307)	491,745	271,369
Distributions from capital gains	164,967	—	1,928	957,591	—
Net change in unrealized appreciation or depreciation of investments	2,156,135	2,331,367	(3,917)	1,888,461	1,746,432

Net increase (decrease) in net assets resulting from operations	2,962,052	2,774,360	1,522	3,330,716	2,032,469

Contract transactions

Contract purchase payments	196,790	316,904	68,028	165,161	110,453
Net transfers(1)	(278,820)	(461,494)	372,849	(577,520)	(453,110)
Transfers for policy loans	2,513	(8,341)	—	(6,955)	418
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,122)	(603)
Contract charges	(4,540)	(6,825)	(299)	(12,068)	(16,550)
Contract terminations:
Surrender benefits	(1,231,229)	(1,166,708)	(1,474)	(1,499,388)	(692,167)
Death benefits	(66,842)	(81,081)	—	(116,854)	(58,327)

Increase (decrease) from contract transactions	(1,382,128)	(1,407,545)	439,104	(2,050,746)	(1,109,886)

Net assets at beginning of year	9,110,871	10,887,003	—	11,302,625	6,035,267

Net assets at end of year	$10,690,795	$12,253,818	$440,626	$12,582,595	$6,957,850

Accumulation unit activity

Units outstanding at beginning of year	4,575,183	7,938,659	—	4,252,377	5,647,127
Contract purchase payments	94,261	203,816	68,803	55,052	90,512
Net transfers(1)	(87,177)	(296,055)	380,611	(185,019)	(359,208)
Transfers for policy loans	1,016	(5,598)	—	(2,059)	337
Contract charges	(1,935)	(4,503)	(300)	(3,793)	(11,963)
Contract terminations:
Surrender benefits	(466,619)	(713,523)	(1,038)	(479,423)	(543,597)
Death benefits	(27,816)	(58,144)	—	(40,425)	(45,851)

Units outstanding at end of year	4,086,913	7,064,652	448,076	3,596,710	4,777,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

30  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser II(2)	Ser II	Ser I	Ser II

Operations

Investment income (loss) — net	$(27,301)	$1,491	$53,144	$14,322	$(10,320)
Net realized gain (loss) on sales of investments	161,907	(1,344)	665,271	28,321	171,216
Distributions from capital gains	—	5,129	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,262,120	(6,795)	2,350,211	207,667	739,921

Net increase (decrease) in net assets resulting from operations	1,396,726	(1,519)	3,068,626	250,310	900,817

Contract transactions

Contract purchase payments	27,400	26,865	157,668	13,184	67,954
Net transfers(1)	(477,422)	361,754	(762,619)	134,044	171,936
Transfers for policy loans	(70)	—	(5,939)	421	315
Adjustments to net assets allocated to contracts in payment period	(429)	—	—	—	—
Contract charges	(18,097)	(67)	(29,674)	(642)	(2,453)
Contract terminations:
Surrender benefits	(556,446)	(12,941)	(1,362,528)	(32,710)	(233,826)
Death benefits	(66,264)	—	(133,286)	(8,309)	(34,241)

Increase (decrease) from contract transactions	(1,091,328)	375,611	(2,136,378)	105,988	(30,315)

Net assets at beginning of year	4,118,653	—	9,798,269	758,493	2,286,479

Net assets at end of year	$4,424,051	$374,092	$10,730,517	$1,114,791	$3,156,981

Accumulation unit activity

Units outstanding at beginning of year	4,254,982	—	7,872,821	702,125	1,717,959
Contract purchase payments	24,664	25,911	107,710	10,385	45,519
Net transfers(1)	(405,340)	366,278	(520,430)	115,967	113,358
Transfers for policy loans	(70)	—	(4,190)	335	190
Contract charges	(14,820)	(68)	(18,974)	(501)	(1,529)
Contract terminations:
Surrender benefits	(502,856)	(12,754)	(922,047)	(26,292)	(147,254)
Death benefits	(58,430)	—	(87,081)	(6,661)	(19,452)

Units outstanding at end of year	3,298,130	379,367	6,427,809	795,358	1,708,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser I	Strategy(2)

Operations

Investment income (loss) — net	$5,616	$(2,058)	$(10,058)	$(11,128)	$(1,189)
Net realized gain (loss) on sales of investments	134,808	13,879	39,061	72,669	559
Distributions from capital gains	—	—	—	109,764	—
Net change in unrealized appreciation or depreciation of investments	562,385	126,318	423,847	120,664	40,472

Net increase (decrease) in net assets resulting from operations	702,809	138,139	452,850	291,969	39,842

Contract transactions

Contract purchase payments	68,872	4,409	17,967	12,475	24,817
Net transfers(1)	145,974	(32,337)	4,138	(66,559)	532,993
Transfers for policy loans	2,070	(3,385)	(7)	314	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,923)	(249)	(567)	(3,083)	(21)
Contract terminations:
Surrender benefits	(352,389)	(45,398)	(171,655)	(105,849)	(1,127)
Death benefits	(29,477)	(5,204)	(2,845)	(12,036)	—

Increase (decrease) from contract transactions	(170,873)	(82,164)	(152,969)	(174,738)	556,662

Net assets at beginning of year	4,146,775	432,019	1,355,071	1,325,644	—

Net assets at end of year	$4,678,711	$487,994	$1,654,952	$1,442,875	$596,504

Accumulation unit activity

Units outstanding at beginning of year	3,007,033	442,062	1,387,122	1,363,247	—
Contract purchase payments	46,976	3,945	16,336	11,878	20,542
Net transfers(1)	90,575	(28,793)	(252)	(67,418)	475,120
Transfers for policy loans	1,304	(3,230)	5	346	—
Contract charges	(4,120)	(222)	(499)	(2,705)	(18)
Contract terminations:
Surrender benefits	(231,419)	(41,751)	(148,849)	(97,652)	(654)
Death benefits	(19,905)	(4,469)	(2,416)	(7,875)	—

Units outstanding at end of year	2,890,444	367,542	1,251,447	1,199,821	494,990

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

32  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Period ended Dec. 31, 2013 (continued)	Serv(2)	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,619	$147	$(6,552)	$(13,010)	$69,776
Net realized gain (loss) on sales of investments	(208)	97	69,320	369,903	44,501
Distributions from capital gains	—	214	—	—	—
Net change in unrealized appreciation or depreciation of investments	(551)	893	173,093	946,316	279,343

Net increase (decrease) in net assets resulting from operations	860	1,351	235,861	1,303,209	393,620

Contract transactions

Contract purchase payments	92,846	506	12,675	65,431	40,295
Net transfers(1)	88,021	15,836	(48,920)	(816,992)	(368,781)
Transfers for policy loans	—	—	1,047	(4,286)	(433)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(32)	(11)	(350)	(10,605)	(1,432)
Contract terminations:
Surrender benefits	(288)	(83)	(123,589)	(446,771)	(661,156)
Death benefits	—	—	—	(30,136)	(40,104)

Increase (decrease) from contract transactions	180,547	16,248	(159,137)	(1,243,359)	(1,031,611)

Net assets at beginning of year	—	1,493	769,420	5,165,589	3,663,731

Net assets at end of year	$181,407	$19,092	$846,144	$5,225,439	$3,025,740

Accumulation unit activity

Units outstanding at beginning of year	—	—	1,245,290	4,884,924	2,483,677
Contract purchase payments	93,567	248	17,879	54,668	26,219
Net transfers(1)	89,603	14,443	(69,751)	(691,856)	(221,510)
Transfers for policy loans	—	—	1,505	(3,357)	(478)
Contract charges	(33)	(10)	(518)	(8,899)	(936)
Contract terminations:
Surrender benefits	—	—	(176,897)	(373,044)	(432,931)
Death benefits	—	—	—	(26,197)	(27,245)

Units outstanding at end of year	183,137	14,681	1,017,508	3,836,239	1,826,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Period ended Dec. 31, 2013 (continued)	Serv(2)	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$23	$(20,095)	$(23,720)	$112,409	$82,246
Net realized gain (loss) on sales of investments	2	273,059	138,668	460,545	105,767
Distributions from capital gains	617	138,818	23,662	177,572	—
Net change in unrealized appreciation or depreciation of investments	1,116	717,910	809,531	917,993	(136,081)

Net increase (decrease) in net assets resulting from operations	1,758	1,109,692	948,141	1,668,519	51,932

Contract transactions

Contract purchase payments	1,650	56,172	35,191	221,319	37,795
Net transfers(1)	35,564	194,505	(38,863)	(361,446)	283,101
Transfers for policy loans	—	817	1,917	(925)	(1,970)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,996)	—
Contract charges	(4)	(2,108)	(1,617)	(5,911)	(3,388)
Contract terminations:
Surrender benefits	(9)	(560,551)	(416,760)	(1,367,432)	(269,828)
Death benefits	—	(14,407)	(24,832)	(37,456)	(29,021)

Increase (decrease) from contract transactions	37,201	(325,572)	(444,964)	(1,553,847)	16,689

Net assets at beginning of year	—	3,980,923	2,621,408	9,194,267	2,819,073

Net assets at end of year	$38,959	$4,765,043	$3,124,585	$9,308,939	$2,887,694

Accumulation unit activity

Units outstanding at beginning of year	—	4,327,064	1,962,824	4,250,226	2,338,328
Contract purchase payments	—	52,165	22,069	116,805	30,261
Net transfers(1)	33,103	123,213	(31,442)	(183,136)	227,907
Transfers for policy loans	—	1,217	1,177	(587)	(1,529)
Contract charges	(4)	(1,973)	(998)	(2,586)	(2,730)
Contract terminations:
Surrender benefits	(8)	(568,149)	(267,242)	(523,221)	(215,665)
Death benefits	—	(11,885)	(14,449)	(17,118)	(23,787)

Units outstanding at end of year	33,091	3,921,652	1,671,939	3,640,383	2,352,785

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

34  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl S	Serv	Srv	Serv

Operations

Investment income (loss) — net	$(15,134)	$6,441	$16,495	$1,372,252	$(5,261)
Net realized gain (loss) on sales of investments	81,448	29,454	277,626	457,300	142,909
Distributions from capital gains	48,524	—	—	—	28,170
Net change in unrealized appreciation or depreciation of investments	564,083	194,955	1,212,754	(2,290,664)	604,273

Net increase (decrease) in net assets resulting from operations	678,921	230,850	1,506,875	(461,112)	770,091

Contract transactions

Contract purchase payments	103,731	22,834	187,078	346,961	88,549
Net transfers(1)	(425,735)	(222,477)	(248,498)	(34,410)	(23,529)
Transfers for policy loans	(2,541)	337	1,452	(1,843)	(2,606)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,021)	—
Contract charges	(1,614)	(2,965)	(2,066)	(36,827)	(1,054)
Contract terminations:
Surrender benefits	(308,642)	(113,583)	(806,566)	(3,980,311)	(258,280)
Death benefits	(7,854)	(1,635)	(40,838)	(411,048)	(3,807)

Increase (decrease) from contract transactions	(642,655)	(317,489)	(909,438)	(4,124,499)	(200,727)

Net assets at beginning of year	2,284,813	1,540,822	6,315,979	38,831,419	2,057,994

Net assets at end of year	$2,321,079	$1,454,183	$6,913,416	$34,245,808	$2,627,358

Accumulation unit activity

Units outstanding at beginning of year	1,686,877	1,577,770	4,463,517	25,950,693	1,483,207
Contract purchase payments	66,727	21,145	115,321	234,119	49,626
Net transfers(1)	(291,505)	(204,643)	(151,644)	(9,271)	(16,887)
Transfers for policy loans	(1,449)	325	824	(1,089)	(1,538)
Contract charges	(999)	(2,771)	(1,324)	(24,878)	(619)
Contract terminations:
Surrender benefits	(207,875)	(110,994)	(487,133)	(2,646,422)	(148,848)
Death benefits	(5,500)	(1,518)	(25,335)	(277,637)	(1,965)

Units outstanding at end of year	1,246,276	1,279,314	3,914,226	23,225,515	1,362,976

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Advisor Cl	Adv Cl	Advisor Cl(2)	Cl IB	Cl IB

Operations

Investment income (loss) — net	$687,912	$1,956	$1,891	$3,595	$8,497
Net realized gain (loss) on sales of investments	33,161	1,277	(449)	39,930	(9,419)
Distributions from capital gains	—	—	2,547	45,193	—
Net change in unrealized appreciation or depreciation of investments	(1,017,779)	(11,689)	(10,375)	380,777	270,650

Net increase (decrease) in net assets resulting from operations	(296,706)	(8,456)	(6,386)	469,495	269,728

Contract transactions

Contract purchase payments	792,701	10,557	46,400	13,033	12,560
Net transfers(1)	(3,766,099)	2,009	257,150	99,004	(97,662)
Transfers for policy loans	(6,572)	—	—	(200)	1,964
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(325)
Contract charges	(18,001)	(18)	(258)	(925)	(917)
Contract terminations:
Surrender benefits	(2,351,955)	(609)	(6,921)	(115,786)	(205,158)
Death benefits	(72,015)	(6,816)	—	(14,666)	(16,525)

Increase (decrease) from contract transactions	(5,421,941)	5,123	296,371	(19,540)	(306,063)

Net assets at beginning of year	22,364,779	109,715	—	1,144,547	1,184,797

Net assets at end of year	$16,646,132	$106,382	$289,985	$1,594,502	$1,148,462

Accumulation unit activity

Units outstanding at beginning of year	15,559,850	105,368	—	822,616	886,113
Contract purchase payments	618,527	10,156	156	7,484	8,509
Net transfers(1)	(2,772,874)	3,638	262,978	65,262	(67,966)
Transfers for policy loans	(4,327)	—	—	(142)	1,334
Contract charges	(12,590)	(18)	(260)	(547)	(624)
Contract terminations:
Surrender benefits	(1,642,827)	(526)	(1,328)	(69,392)	(140,771)
Death benefits	(50,129)	(6,760)	—	(8,759)	(10,642)

Units outstanding at end of year	11,695,630	111,858	261,546	816,522	675,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

36  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Period ended Dec. 31, 2013 (continued)	Cl IB	Cl S(2)	Cl 2	Cl 4	Cl 2(2)

Operations

Investment income (loss) — net	$(2,346)	$(257)	$(437,636)	$(853,228)	$452
Net realized gain (loss) on sales of investments	75,821	4,570	680,570	6,494,829	—
Distributions from capital gains	—	—	—	—	209
Net change in unrealized appreciation or depreciation of investments	159,587	(11,912)	7,890,145	10,591,220	7,041

Net increase (decrease) in net assets resulting from operations	233,062	(7,599)	8,133,079	16,232,821	7,702

Contract transactions

Contract purchase payments	10,690	10,638	1,832,174	1,654,976	65,598
Net transfers(1)	20,188	65,007	7,479,131	(8,825,648)	102,657
Transfers for policy loans	756	—	(13,338)	(1,180)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(724)	(39)	(339,194)	(528,482)	(16)
Contract terminations:
Surrender benefits	(196,828)	(194)	(680,022)	(4,563,738)	(2,830)
Death benefits	(12,062)	—	(601,279)	(214,680)	—

Increase (decrease) from contract transactions	(177,980)	75,412	7,677,472	(12,478,752)	165,409

Net assets at beginning of year	748,244	—	38,257,038	86,030,634	—

Net assets at end of year	$803,326	$67,813	$54,067,589	$89,784,703	$173,111

Accumulation unit activity

Units outstanding at beginning of year	606,921	—	31,561,956	70,793,226	—
Contract purchase payments	7,524	10,248	1,362,065	1,249,031	64,987
Net transfers(1)	13,721	76,790	5,605,777	(6,274,572)	104,408
Transfers for policy loans	536	—	(10,433)	(1,251)	—
Contract charges	(510)	(44)	(252,865)	(397,073)	(16)
Contract terminations:
Surrender benefits	(138,035)	(43)	(515,659)	(3,421,120)	(2,575)
Death benefits	(8,741)	—	(459,911)	(163,484)	—

Units outstanding at end of year	481,416	86,951	37,290,930	61,784,757	166,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	VP			VP
	BR Gl Infl	VP	VP	GS Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$(137,229)	$(606,125)	$(1,024,732)	$(121)	$(4,037,725)
Net realized gain (loss) on sales of investments	(310,834)	2,106,469	6,369,815	(273)	8,038,400
Distributions from capital gains	511,977	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,062,909)	(352,675)	(3,148,685)	(644)	34,334,372

Net increase (decrease) in net assets resulting from operations	(998,995)	1,147,669	2,196,398	(1,038)	38,335,047

Contract transactions

Contract purchase payments	93,769	1,128,041	849,789	14,273	15,755,824
Net transfers(1)	(4,165,020)	(14,018,316)	(37,483,047)	31,118	13,310,934
Transfers for policy loans	(174)	4,284	216	—	54,236
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(9,806)
Contract charges	(31,316)	(415,367)	(604,479)	(2)	(3,308,084)
Contract terminations:
Surrender benefits	(1,522,779)	(3,394,027)	(7,873,597)	(11,165)	(10,470,984)
Death benefits	(182,376)	(758,393)	(2,461,753)	—	(2,691,450)

Increase (decrease) from contract transactions	(5,807,896)	(17,453,778)	(47,572,871)	34,224	12,640,670

Net assets at beginning of year	18,243,613	63,914,035	126,457,875	—	365,766,053

Net assets at end of year	$11,436,722	$47,607,926	$81,081,402	$33,186	$416,741,770

Accumulation unit activity

Units outstanding at beginning of year	13,377,899	56,492,573	111,430,849	—	306,958,510
Contract purchase payments	70,221	986,312	741,310	13,452	12,632,200
Net transfers(1)	(3,208,147)	(12,274,323)	(32,650,521)	33,161	10,889,354
Transfers for policy loans	(111)	3,807	250	—	43,722
Contract charges	(23,829)	(363,771)	(526,499)	(3)	(2,635,014)
Contract terminations:
Surrender benefits	(1,134,792)	(2,951,600)	(6,865,711)	(12,155)	(8,332,958)
Death benefits	(136,325)	(681,328)	(2,152,555)	—	(2,209,537)

Units outstanding at end of year	8,944,916	41,211,670	69,977,123	34,455	317,346,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(7,601,805)	$(1,906,890)	$(3,758,537)	$(1,207,355)	$(2,041,593)
Net realized gain (loss) on sales of investments	27,902,470	4,765,058	26,244,884	2,814,046	10,931,356
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,510,473	24,631,930	33,743,095	5,214,045	3,622,123

Net increase (decrease) in net assets resulting from operations	78,811,138	27,490,098	56,229,442	6,820,736	12,511,886

Contract transactions

Contract purchase payments	5,663,249	7,951,449	4,517,458	4,848,238	1,638,021
Net transfers(1)	7,989,199	13,276,602	(25,217,920)	(8,706,979)	(33,310,426)
Transfers for policy loans	17,467	(11,674)	(102,803)	(13,945)	24,134
Adjustments to net assets allocated to contracts in payment period	—	(7,619)	—	—	—
Contract charges	(4,726,341)	(1,732,710)	(2,331,991)	(791,558)	(1,129,098)
Contract terminations:
Surrender benefits	(51,727,791)	(5,430,445)	(21,410,112)	(2,834,462)	(13,704,310)
Death benefits	(6,977,251)	(1,277,259)	(1,138,253)	(1,517,465)	(1,541,588)

Increase (decrease) from contract transactions	(49,761,468)	12,768,344	(45,683,621)	(9,016,171)	(48,023,267)

Net assets at beginning of year	778,788,085	176,036,050	375,620,981	116,533,351	228,478,572

Net assets at end of year	$807,837,755	$216,294,492	$386,166,802	$114,337,916	$192,967,191

Accumulation unit activity

Units outstanding at beginning of year	652,210,178	145,874,791	310,574,215	100,586,815	196,021,868
Contract purchase payments	4,511,762	6,157,622	3,484,739	4,137,812	1,361,115
Net transfers(1)	6,677,432	10,409,035	(17,176,030)	(7,238,627)	(27,694,470)
Transfers for policy loans	13,725	(8,788)	(76,495)	(11,632)	20,112
Contract charges	(3,758,455)	(1,336,286)	(1,793,449)	(661,255)	(939,968)
Contract terminations:
Surrender benefits	(41,195,917)	(4,216,025)	(16,418,064)	(2,363,821)	(11,417,033)
Death benefits	(5,569,001)	(957,120)	(880,267)	(1,275,685)	(1,288,301)

Units outstanding at end of year	612,889,724	155,923,229	277,714,649	93,173,607	156,063,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

		VP
	VP Ptnrs	Pyrford	VP	VP Vty
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Estb Val,	Wanger
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 3	Intl

Operations

Investment income (loss) — net	$(79,394)	$10	$(32,226)	$(5,507)	$289,227
Net realized gain (loss) on sales of investments	704,999	8	249,344	36,428	688,747
Distributions from capital gains	—	—	—	—	1,153,910
Net change in unrealized appreciation or depreciation of investments	1,985,218	1,105	648,569	144,218	1,134,038

Net increase (decrease) in net assets resulting from operations	2,610,823	1,123	865,687	175,139	3,265,922

Contract transactions

Contract purchase payments	83,285	2,550	69,577	7,875	249,414
Net transfers(1)	(979,095)	31,615	(468,071)	83,574	(589,895)
Transfers for policy loans	(3,435)	—	487	47	3,601
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,042)
Contract charges	(18,895)	(2)	(11,460)	(404)	(18,300)
Contract terminations:
Surrender benefits	(966,913)	(236)	(248,709)	(48,182)	(2,344,913)
Death benefits	(46,616)	—	(6,793)	(6,162)	(135,278)

Increase (decrease) from contract transactions	(1,931,669)	33,927	(664,969)	36,748	(2,836,413)

Net assets at beginning of year	8,577,278	—	3,468,083	474,771	16,768,328

Net assets at end of year	$9,256,432	$35,050	$3,668,801	$686,658	$17,197,837

Accumulation unit activity

Units outstanding at beginning of year	4,411,182	—	3,336,350	355,786	8,915,303
Contract purchase payments	40,251	879	59,013	4,875	123,883
Net transfers(1)	(461,713)	31,029	(398,680)	53,834	(294,935)
Transfers for policy loans	(1,126)	—	416	30	2,083
Contract charges	(8,217)	(2)	(9,531)	(254)	(8,673)
Contract terminations:
Surrender benefits	(404,364)	(160)	(208,572)	(30,900)	(1,064,653)
Death benefits	(18,647)	—	(6,009)	(3,957)	(61,528)

Units outstanding at end of year	3,557,366	31,746	2,772,987	379,414	7,611,480

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

40  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Year ended Dec. 31, 2013 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(172,504)	$18,301	$35,069	$(29,097)	$(38,237)
Net realized gain (loss) on sales of investments	1,101,253	108,875	62,309	202,679	289,862
Distributions from capital gains	1,997,135	—	140,976	—	211,091
Net change in unrealized appreciation or depreciation of investments	3,513,458	282,037	249,820	882,058	1,167,076

Net increase (decrease) in net assets resulting from operations	6,439,342	409,213	488,174	1,055,640	1,629,792

Contract transactions

Contract purchase payments	306,997	37,973	36,962	71,504	214,028
Net transfers(1)	(1,432,790)	(223,322)	(229,013)	(356,521)	(602,187)
Transfers for policy loans	2,106	(4,142)	475	2,863	1,002
Adjustments to net assets allocated to contracts in payment period	(3,614)	—	(1,156)	(4,738)	—
Contract charges	(18,822)	(1,720)	(5,019)	(1,781)	(2,077)
Contract terminations:
Surrender benefits	(2,905,309)	(342,632)	(228,863)	(327,922)	(487,762)
Death benefits	(134,390)	—	(12,566)	(8,041)	(68,195)

Increase (decrease) from contract transactions	(4,185,822)	(533,843)	(439,180)	(624,636)	(945,191)

Net assets at beginning of year	21,704,030	2,481,175	2,889,441	3,917,454	3,860,605

Net assets at end of year	$23,957,550	$2,356,545	$2,938,435	$4,348,458	$4,545,206

Accumulation unit activity

Units outstanding at beginning of year	10,945,577	1,680,330	2,505,930	2,419,149	2,493,280
Contract purchase payments	131,674	22,998	30,604	40,655	121,819
Net transfers(1)	(621,922)	(145,628)	(192,811)	(197,928)	(331,776)
Transfers for policy loans	1,379	(2,313)	352	1,493	490
Contract charges	(8,120)	(1,045)	(4,332)	(988)	(1,115)
Contract terminations:
Surrender benefits	(1,193,428)	(207,545)	(179,395)	(172,162)	(259,295)
Death benefits	(56,320)	—	(9,948)	(3,403)	(35,655)

Units outstanding at end of year	9,198,840	1,346,797	2,150,400	2,086,816	1,987,748

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  41

Statement of Changes in Net Assets

WA Var
Global
Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl II(2)

Operations

Investment income (loss) — net	$2,767
Net realized gain (loss) on sales of investments	40
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(1,951)

Net increase (decrease) in net assets resulting from operations	856

Contract transactions

Contract purchase payments	6,717
Net transfers(1)	45,927
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(4)
Contract terminations:
Surrender benefits	(335)
Death benefits	—

Increase (decrease) from contract transactions	52,305

Net assets at beginning of year	—

Net assets at end of year	$53,161

Accumulation unit activity

Units outstanding at beginning of year	—
Contract purchase payments	5,117
Net transfers(1)	46,011
Transfers for policy loans	—
Contract charges	(4)
Contract terminations:
Surrender benefits	(195)
Death benefits	—

Units outstanding at end of year	50,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

42  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS
	Global Thematic	AB VPS	AB VPS	AC VP	AC VP
	Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl II	Cl II

Operations

Investment income (loss) — net	$(12,362)	$27,986	$51,434	$(3,036)	$42,010
Net realized gain (loss) on sales of investments	(16,851)	(71,654)	(1,059,789)	14,279	113,651
Distributions from capital gains	—	—	—	—	239,691
Net change in unrealized appreciation or depreciation of investments	187,279	1,015,423	2,528,844	352,428	221,766

Net increase (decrease) in net assets resulting from operations	158,066	971,755	1,520,489	363,671	617,118

Contract transactions

Contract purchase payments	39,637	147,282	305,706	27,901	58,884
Net transfers(1)	(106,956)	(80,818)	(1,432,648)	(99,910)	31,960
Transfers for policy loans	638	(9,558)	5,790	1,188	948
Adjustments to net assets allocated to contracts in payment period	—	—	(3,663)	(161)	—
Contract charges	(1,815)	(4,242)	(16,375)	(892)	(3,041)
Contract terminations:
Surrender benefits	(90,296)	(1,304,794)	(1,426,183)	(192,471)	(497,371)
Death benefits	(47,236)	(70,183)	(104,743)	(742)	(24,073)

Increase (decrease) from contract transactions	(206,028)	(1,322,313)	(2,672,116)	(265,087)	(432,693)

Net assets at beginning of year	1,361,841	6,434,307	12,694,888	1,967,757	4,171,762

Net assets at end of year	$1,313,879	$6,083,749	$11,543,261	$2,066,341	$4,356,187

Accumulation unit activity

Units outstanding at beginning of year	1,354,846	5,754,848	11,102,102	1,634,753	3,660,919
Contract purchase payments	36,856	116,415	281,718	21,463	45,205
Net transfers(1)	(100,290)	(52,313)	(1,206,849)	(74,375)	56,791
Transfers for policy loans	547	(7,136)	2,115	933	842
Contract charges	(1,671)	(3,451)	(13,309)	(672)	(2,450)
Contract terminations:
Surrender benefits	(85,735)	(1,053,951)	(1,094,983)	(150,748)	(432,474)
Death benefits	(43,161)	(60,350)	(95,651)	(599)	(18,364)

Units outstanding at end of year	1,161,392	4,694,062	8,975,143	1,430,755	3,310,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

			BlackRock
	AC VP	AC VP	Global	Calvert	Col VP
	Ultra,	Val,	Alloc,	VP SRI	Bal,
Period ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl III(2)	Bal	Cl 3

Operations

Investment income (loss) — net	$(22,608)	$132,010	$6,503	$5,455	$(106,734)
Net realized gain (loss) on sales of investments	53,133	(159,672)	158	13,975	191,733
Distributions from capital gains	—	—	1,834	—	—
Net change in unrealized appreciation or depreciation of investments	257,482	1,911,476	7,737	135,648	1,110,958

Net increase (decrease) in net assets resulting from operations	288,007	1,883,814	16,232	155,078	1,195,957

Contract transactions

Contract purchase payments	16,778	378,986	55,660	34,800	239,504
Net transfers(1)	45,036	78,326	496,846	668	(185,683)
Transfers for policy loans	322	1,876	—	2,157	13,619
Adjustments to net assets allocated to contracts in payment period	—	(3,486)	—	—	(20,643)
Contract charges	(1,948)	(7,794)	(59)	(973)	(7,689)
Contract terminations:
Surrender benefits	(141,422)	(1,997,841)	(1,251)	(210,390)	(975,720)
Death benefits	(7,928)	(77,287)	—	(50,055)	(293,566)

Increase (decrease) from contract transactions	(89,162)	(1,627,220)	551,196	(223,793)	(1,230,178)

Net assets at beginning of year	2,273,204	14,195,525	—	1,669,430	9,600,253

Net assets at end of year	$2,472,049	$14,452,119	$567,428	$1,600,715	$9,566,032

Accumulation unit activity

Units outstanding at beginning of year	2,070,769	10,663,280	—	1,560,050	6,971,397
Contract purchase payments	13,888	297,299	54,762	27,928	178,503
Net transfers(1)	34,935	173,387	496,930	190	(141,565)
Transfers for policy loans	252	1,275	—	1,873	8,133
Contract charges	(1,609)	(5,480)	(59)	(828)	(5,127)
Contract terminations:
Surrender benefits	(117,412)	(1,330,256)	(627)	(183,008)	(681,465)
Death benefits	(6,390)	(58,695)	—	(45,950)	(201,801)

Units outstanding at end of year	1,994,433	9,740,810	551,006	1,360,255	6,128,075

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

44  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

					Col VP
	Col VP	Col VP	Col VP	Col VP	Global
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(209,518)	$1,590,653	$(366,649)	$(96,888)	$309,166
Net realized gain (loss) on sales of investments	2,136	689,651	1,362,520	429,796	258,169
Distributions from capital gains	—	1,403,137	—	347,955	93,795
Net change in unrealized appreciation or depreciation of investments	(2,142)	(216,914)	3,802,596	2,128,901	279,051

Net increase (decrease) in net assets resulting from operations	(209,524)	3,466,527	4,798,467	2,809,764	940,181

Contract transactions

Contract purchase payments	1,119,611	813,998	696,772	315,226	197,792
Net transfers(1)	(1,892,599)	1,042,967	(3,982,019)	(1,301,167)	(268,303)
Transfers for policy loans	(10,610)	10,523	37,439	20,651	10,925
Adjustments to net assets allocated to contracts in payment period	(3,585)	(22,668)	(22,102)	(4,013)	(2,756)
Contract charges	(16,699)	(66,361)	(33,056)	(19,601)	(20,757)
Contract terminations:
Surrender benefits	(5,317,246)	(6,354,204)	(5,019,637)	(1,920,601)	(2,171,151)
Death benefits	(385,423)	(767,017)	(536,830)	(128,255)	(103,185)

Increase (decrease) from contract transactions	(6,506,551)	(5,342,762)	(8,859,433)	(3,037,760)	(2,357,435)

Net assets at beginning of year	26,433,437	55,557,809	39,786,779	15,926,774	18,899,268

Net assets at end of year	$19,717,362	$53,681,574	$35,725,813	$15,698,778	$17,482,014

Accumulation unit activity

Units outstanding at beginning of year	23,583,252	36,530,727	27,637,374	8,540,892	11,174,246
Contract purchase payments	1,027,372	528,075	439,080	170,590	114,278
Net transfers(1)	(1,702,434)	683,615	(2,729,046)	(730,831)	(158,320)
Transfers for policy loans	(14,442)	6,237	23,792	10,763	5,741
Contract charges	(14,921)	(42,844)	(22,960)	(9,463)	(12,233)
Contract terminations:
Surrender benefits	(4,771,075)	(3,930,066)	(3,086,441)	(825,847)	(1,197,527)
Death benefits	(349,624)	(469,827)	(365,701)	(76,750)	(62,427)

Units outstanding at end of year	17,758,128	33,305,917	21,896,098	7,079,354	9,863,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	Col VP			Col VP	Col VP
	Hi Yield	Col VP	Col VP	Lg Cap	Lg Core
	Bond,	Inc Opp,	Intl Opp,	Gro,	Quan,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,324,107	$688,845	$26,193	$(35,693)	$(220,043)
Net realized gain (loss) on sales of investments	293,224	109,826	(16,365)	117,407	60,572
Distributions from capital gains	—	248,490	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,206,982	515,144	932,995	627,505	2,703,610

Net increase (decrease) in net assets resulting from operations	2,824,313	1,562,305	942,823	709,219	2,544,139

Contract transactions

Contract purchase payments	231,392	106,928	149,518	88,294	385,029
Net transfers(1)	(183,935)	328,566	(580,566)	(248,820)	(699,184)
Transfers for policy loans	11,922	5,055	14,644	17,344	37,904
Adjustments to net assets allocated to contracts in payment period	(10,601)	(1,821)	(5,791)	(1,823)	(24,990)
Contract charges	(11,121)	(19,852)	(3,638)	(5,726)	(40,693)
Contract terminations:
Surrender benefits	(2,532,469)	(1,370,588)	(929,698)	(335,510)	(2,347,025)
Death benefits	(151,953)	(27,115)	(62,223)	(51,680)	(166,419)

Increase (decrease) from contract transactions	(2,646,765)	(978,827)	(1,417,754)	(537,921)	(2,855,378)

Net assets at beginning of year	20,519,764	11,617,229	6,586,833	3,902,179	20,556,516

Net assets at end of year	$20,697,312	$12,200,707	$6,111,902	$4,073,477	$20,245,277

Accumulation unit activity

Units outstanding at beginning of year	11,018,299	7,832,176	6,258,353	6,775,006	20,463,879
Contract purchase payments	124,384	67,562	129,947	124,189	363,604
Net transfers(1)	(55,984)	219,951	(579,666)	(489,911)	(679,321)
Transfers for policy loans	6,174	3,158	12,956	29,105	31,471
Contract charges	(5,630)	(12,392)	(3,165)	(8,527)	(38,808)
Contract terminations:
Surrender benefits	(1,251,880)	(858,170)	(854,195)	(511,297)	(2,207,651)
Death benefits	(76,232)	(17,142)	(48,855)	(58,953)	(142,236)

Units outstanding at end of year	9,759,131	7,235,143	4,915,375	5,859,612	17,790,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP
	Marsico	Marsico	Mid Cap	Mid Cap	Col VP
	Gro,	Intl Opp,	Gro Opp,	Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(28,071)	$324	$(43,097)	$(32,065)	$(59,490)
Net realized gain (loss) on sales of investments	938,254	(153,363)	136,191	29,192	316,573
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	444,199	515,408	301,742	579,503	632,799

Net increase (decrease) in net assets resulting from operations	1,354,382	362,369	394,836	576,630	889,882

Contract transactions

Contract purchase payments	210,775	76,261	135,137	72,666	493,141
Net transfers(1)	(2,254,868)	(335,843)	(193,724)	(433,186)	(489,413)
Transfers for policy loans	3,256	1,896	10,823	701	(12,460)
Adjustments to net assets allocated to contracts in payment period	—	(705)	(4,451)	—	—
Contract charges	(16,563)	(1,728)	(2,781)	(3,780)	(3,523)
Contract terminations:
Surrender benefits	(1,243,780)	(213,830)	(458,415)	(369,399)	(616,636)
Death benefits	(89,645)	(20,558)	(43,034)	(14,372)	(34,318)

Increase (decrease) from contract transactions	(3,390,825)	(494,507)	(556,445)	(747,370)	(663,209)

Net assets at beginning of year	12,227,210	2,391,401	3,932,995	3,596,340	6,516,253

Net assets at end of year	$10,190,767	$2,259,263	$3,771,386	$3,425,600	$6,742,926

Accumulation unit activity

Units outstanding at beginning of year	11,321,827	2,737,610	3,564,218	3,110,815	6,611,268
Contract purchase payments	176,891	79,725	103,531	58,328	393,575
Net transfers(1)	(1,858,307)	(356,111)	(134,417)	(343,331)	(428,788)
Transfers for policy loans	2,791	1,979	12,436	518	(11,494)
Contract charges	(13,659)	(1,843)	(2,341)	(2,943)	(3,271)
Contract terminations:
Surrender benefits	(1,071,108)	(232,716)	(380,021)	(290,448)	(567,238)
Death benefits	(74,472)	(21,452)	(40,047)	(11,529)	(27,617)

Units outstanding at end of year	8,483,963	2,207,192	3,123,359	2,521,410	5,966,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP		DWS
	Select Lg	Select Sm	US Govt	CS	Alt Asset
	Cap Val,	Cap Val,	Mtge,	Commodity	Alloc VIP,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B(2)

Operations

Investment income (loss) — net	$(8,564)	$(18,367)	$6,388	$(28,311)	$(978)
Net realized gain (loss) on sales of investments	19,676	19,677	87,346	(261,695)	148
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	136,114	316,600	6,342	211,778	7,063

Net increase (decrease) in net assets resulting from operations	147,226	317,910	100,076	(78,228)	6,233

Contract transactions

Contract purchase payments	13,840	27,389	224,179	77,854	127,261
Net transfers(1)	104,594	(69,429)	(799,610)	(349,132)	179,438
Transfers for policy loans	136	317	11,851	1,022	10
Adjustments to net assets allocated to contracts in payment period	—	(804)	(7,059)	—	—
Contract charges	(472)	(1,465)	(9,054)	(2,145)	(10)
Contract terminations:
Surrender benefits	(99,858)	(239,097)	(2,261,762)	(447,117)	(2,109)
Death benefits	—	(12,762)	(355,280)	(23,958)	—

Increase (decrease) from contract transactions	18,240	(295,851)	(3,196,735)	(743,476)	304,590

Net assets at beginning of year	849,402	2,000,585	15,459,722	3,530,986	—

Net assets at end of year	$1,014,868	$2,022,644	$12,363,063	$2,709,282	$310,823

Accumulation unit activity

Units outstanding at beginning of year	803,542	1,526,425	12,542,910	3,993,682	—
Contract purchase payments	12,230	19,053	193,959	88,747	129,152
Net transfers(1)	86,798	(49,242)	(693,711)	(391,311)	182,503
Transfers for policy loans	120	251	9,867	1,197	11
Contract charges	(410)	(1,010)	(7,457)	(2,427)	(10)
Contract terminations:
Surrender benefits	(83,871)	(166,285)	(1,824,042)	(505,691)	(1,499)
Death benefits	—	(8,308)	(297,470)	(27,184)	—

Units outstanding at end of year	818,409	1,320,884	9,924,056	3,157,013	310,157

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$358,058	$41,455	$92,275	$(141,172)	$33,699
Net realized gain (loss) on sales of investments	56,324	80,922	159,179	826,138	(279,693)
Distributions from capital gains	127,624	—	4,093	2,148,246	15,755
Net change in unrealized appreciation or depreciation of investments	134,013	3,192,140	1,160,757	754,328	1,117,143

Net increase (decrease) in net assets resulting from operations	676,019	3,314,517	1,416,304	3,587,540	886,904

Contract transactions

Contract purchase payments	174,433	657,086	139,728	479,043	102,536
Net transfers(1)	419,591	(497,194)	(407,256)	(1,855,661)	(724,852)
Transfers for policy loans	1,916	11,787	7,216	11,662	4,261
Adjustments to net assets allocated to contracts in payment period	(657)	(7,511)	(3,960)	(1,531)	(224)
Contract charges	(11,504)	(16,243)	(5,258)	(25,319)	(2,714)
Contract terminations:
Surrender benefits	(1,404,028)	(2,571,095)	(1,379,318)	(3,165,238)	(576,267)
Death benefits	(45,083)	(124,006)	(55,945)	(248,119)	(3,865)

Increase (decrease) from contract transactions	(865,332)	(2,547,176)	(1,704,793)	(4,805,163)	(1,201,125)

Net assets at beginning of year	11,212,558	22,615,089	8,795,918	28,051,746	5,107,329

Net assets at end of year	$11,023,245	$23,382,430	$8,507,429	$26,834,123	$4,793,108

Accumulation unit activity

Units outstanding at beginning of year	9,557,026	21,427,314	7,408,221	15,095,850	4,581,825
Contract purchase payments	144,465	558,934	104,041	272,271	90,599
Net transfers(1)	344,882	(411,496)	(304,382)	(784,450)	(603,314)
Transfers for policy loans	1,524	10,783	5,446	4,082	3,661
Contract charges	(9,419)	(13,752)	(3,980)	(13,037)	(2,246)
Contract terminations:
Surrender benefits	(1,155,687)	(2,260,066)	(1,060,785)	(1,425,102)	(448,492)
Death benefits	(37,514)	(105,118)	(40,971)	(130,184)	(2,834)

Units outstanding at end of year	8,845,277	19,206,599	6,107,590	13,019,430	3,619,199

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  49

Statements of Changes in Net Assets

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	U.S. Eq
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$(66,989)	$(8,406)	$127,937	$25,188	$53,191
Net realized gain (loss) on sales of investments	(504,671)	304,936	(44,248)	41,301	30,421
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,299,023	1,164,477	1,357,616	1,883,621	735,976

Net increase (decrease) in net assets resulting from operations	1,727,363	1,461,007	1,441,305	1,950,110	819,588

Contract transactions

Contract purchase payments	149,287	207,905	373,587	168,743	81,779
Net transfers(1)	411,966	(655,056)	(1,387,938)	(1,347,452)	(330,172)
Transfers for policy loans	3,275	3,199	2,972	5,544	359
Adjustments to net assets allocated to contracts in payment period	(1,118)	—	—	(2,686)	(515)
Contract charges	(5,880)	(4,683)	(7,282)	(13,123)	(16,723)
Contract terminations:
Surrender benefits	(721,018)	(922,320)	(1,345,929)	(1,749,877)	(788,972)
Death benefits	(59,853)	(39,525)	(77,003)	(153,150)	(44,120)

Increase (decrease) from contract transactions	(223,341)	(1,410,480)	(2,441,593)	(3,092,001)	(1,098,364)

Net assets at beginning of year	6,543,246	9,060,344	11,887,291	12,444,516	6,314,043

Net assets at end of year	$8,047,268	$9,110,871	$10,887,003	$11,302,625	$6,035,267

Accumulation unit activity

Units outstanding at beginning of year	5,014,219	5,109,753	9,771,889	5,483,286	6,717,843
Contract purchase payments	108,850	138,788	310,937	68,892	77,479
Net transfers(1)	363,847	(223,403)	(1,098,440)	(542,262)	(324,685)
Transfers for policy loans	1,925	1,549	3,042	2,193	360
Contract charges	(4,202)	(2,503)	(5,791)	(5,225)	(15,473)
Contract terminations:
Surrender benefits	(437,682)	(427,160)	(986,979)	(693,779)	(764,187)
Death benefits	(38,674)	(21,841)	(55,999)	(60,728)	(44,210)

Units outstanding at end of year	5,008,283	4,575,183	7,938,659	4,252,377	5,647,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco	Invesco
	Am Fran,	Comstock,	Div Divd,	VI Global Hlth,	VI Intl Gro,
Period ended Dec. 31, 2012 (continued)	Ser II(2)	Ser II	Ser I	Ser II	Ser II

Operations

Investment income (loss) — net	$(25,730)	$61,349	$8,672	$(20,647)	$13,976
Net realized gain (loss) on sales of investments	(33,854)	106,343	22,163	57,727	90,817
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(102,746)	1,502,162	111,312	356,519	488,233

Net increase (decrease) in net assets resulting from operations	(162,330)	1,669,854	142,147	393,599	593,026

Contract transactions

Contract purchase payments	17,998	130,855	19,122	28,004	76,886
Net transfers(1)	4,750,022	(1,120,679)	93,103	13,947	(785,421)
Transfers for policy loans	184	5,732	534	186	3,810
Adjustments to net assets allocated to contracts in payment period	2,377	—	—	—	—
Contract charges	(17,799)	(30,288)	(567)	(2,252)	(6,680)
Contract terminations:
Surrender benefits	(454,572)	(767,823)	(397,468)	(161,555)	(428,401)
Death benefits	(17,227)	(32,493)	(10,374)	(78,095)	(12,936)

Increase (decrease) from contract transactions	4,280,983	(1,814,696)	(295,650)	(199,765)	(1,152,742)

Net assets at beginning of year	—	9,943,111	911,996	2,092,645	4,706,491

Net assets at end of year	$4,118,653	$9,798,269	$758,493	$2,286,479	$4,146,775

Accumulation unit activity

Units outstanding at beginning of year	—	9,426,869	993,590	1,881,523	3,906,339
Contract purchase payments	18,899	113,220	19,163	22,444	58,971
Net transfers(1)	4,747,231	(975,613)	96,171	11,698	(628,425)
Transfers for policy loans	193	5,018	537	144	2,797
Contract charges	(18,586)	(25,066)	(558)	(1,786)	(5,271)
Contract terminations:
Surrender benefits	(474,715)	(643,424)	(396,298)	(132,050)	(316,973)
Death benefits	(18,040)	(28,183)	(10,480)	(64,014)	(10,405)

Units outstanding at end of year	4,254,982	7,872,821	702,125	1,717,959	3,007,033

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  51

Statements of Changes in Net Assets

				Janus Aspen	Janus Aspen
	Invesco VI	Invesco VI	Invesco	Gbl Alloc	Global
	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Mod,	Tech,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser I	Serv(3)	Serv

Operations

Investment income (loss) — net	$(2,755)	$(8,148)	$(11,443)	$18	$(6,926)
Net realized gain (loss) on sales of investments	(7,272)	(11,427)	89,794	—	84,466
Distributions from capital gains	148	425	—	17	—
Net change in unrealized appreciation or depreciation of investments	(7,086)	(21,916)	60,114	33	65,132

Net increase (decrease) in net assets resulting from operations	(16,965)	(41,066)	138,465	68	142,672

Contract transactions

Contract purchase payments	3,492	8,594	18,782	1,425	19,653
Net transfers(1)	493,175	1,439,627	6,310	—	(150,209)
Transfers for policy loans	—	375	899	—	(3,409)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(143)	(402)	(3,257)	—	(343)
Contract terminations:
Surrender benefits	(47,540)	(44,977)	(172,036)	—	(113,052)
Death benefits	—	(7,080)	(14,700)	—	—

Increase (decrease) from contract transactions	448,984	1,396,137	(164,002)	1,425	(247,360)

Net assets at beginning of year	—	—	1,351,181	—	874,108

Net assets at end of year	$432,019	$1,355,071	$1,325,644	$1,493	$769,420

Accumulation unit activity

Units outstanding at beginning of year	—	—	1,522,152	—	1,627,752
Contract purchase payments	3,533	8,926	18,747	—	33,351
Net transfers(1)	487,882	1,433,546	8,390	—	(223,064)
Transfers for policy loans	—	395	978	—	(5,816)
Contract charges	(151)	(425)	(3,248)	—	(579)
Contract terminations:
Surrender benefits	(49,202)	(47,746)	(172,606)	—	(186,354)
Death benefits	—	(7,574)	(11,166)	—	—

Units outstanding at end of year	442,062	1,387,122	1,363,247	—	1,245,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

(3)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(26,947)	$(11,023)	$(27,297)	$(24,115)	$522,304
Net realized gain (loss) on sales of investments	282,936	19,976	218,889	94,849	207,704
Distributions from capital gains	92,810	438,735	198,524	268,382	—
Net change in unrealized appreciation or depreciation of investments	576,585	53,801	211,472	213,830	368,692

Net increase (decrease) in net assets resulting from operations	925,384	501,489	601,588	552,946	1,098,700

Contract transactions

Contract purchase payments	77,585	48,793	55,510	43,390	131,657
Net transfers(1)	(1,188,126)	(563,746)	(155,210)	(342,356)	(437,057)
Transfers for policy loans	1,646	3,173	2,751	3,694	896
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,744)
Contract charges	(11,553)	(1,878)	(2,265)	(1,920)	(6,620)
Contract terminations:
Surrender benefits	(446,359)	(954,428)	(466,462)	(652,028)	(1,229,591)
Death benefits	(46,288)	(6,782)	(101,818)	(5,478)	(72,749)

Increase (decrease) from contract transactions	(1,613,095)	(1,474,868)	(667,494)	(954,698)	(1,615,208)

Net assets at beginning of year	5,853,300	4,637,110	4,046,829	3,023,160	9,710,775

Net assets at end of year	$5,165,589	$3,663,731	$3,980,923	$2,621,408	$9,194,267

Accumulation unit activity

Units outstanding at beginning of year	6,489,993	3,493,267	5,149,165	2,719,112	5,023,051
Contract purchase payments	76,192	34,544	63,000	34,062	75,703
Net transfers(1)	(1,180,360)	(376,459)	(190,467)	(272,887)	(248,674)
Transfers for policy loans	1,607	2,322	3,388	3,758	407
Contract charges	(11,331)	(1,331)	(2,517)	(1,459)	(3,400)
Contract terminations:
Surrender benefits	(445,400)	(663,152)	(576,140)	(515,390)	(560,350)
Death benefits	(45,777)	(5,514)	(119,365)	(4,372)	(36,511)

Units outstanding at end of year	4,884,924	2,483,677	4,327,064	1,962,824	4,250,226

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  53

Statements of Changes in Net Assets

					Oppen
	MS UIF	MS UIF	NB AMT	Oppen	Global
	Global Real Est,	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl S	Serv	Srv

Operations

Investment income (loss) — net	$(9,695)	$(23,193)	$(1,453)	$62,918	$1,861,665
Net realized gain (loss) on sales of investments	26,126	29,256	(44,616)	(8,629)	600,085
Distributions from capital gains	—	295,291	—	—	428,854
Net change in unrealized appreciation or depreciation of investments	668,671	(124,955)	288,107	1,061,835	1,656,752

Net increase (decrease) in net assets resulting from operations	685,102	176,399	242,038	1,116,124	4,547,356

Contract transactions

Contract purchase payments	47,045	97,412	30,650	211,799	403,963
Net transfers(1)	(241,555)	(153,176)	(104,716)	(529,870)	(1,235,068)
Transfers for policy loans	1,416	699	754	1,100	5,141
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,020)
Contract charges	(3,457)	(2,166)	(3,313)	(2,429)	(40,057)
Contract terminations:
Surrender benefits	(283,635)	(367,227)	(98,341)	(470,708)	(4,566,313)
Death benefits	(22,227)	(19,850)	(5,040)	(30,419)	(164,929)

Increase (decrease) from contract transactions	(502,413)	(444,308)	(180,006)	(820,527)	(5,604,283)

Net assets at beginning of year	2,636,384	2,552,722	1,478,790	6,020,382	39,888,346

Net assets at end of year	$2,819,073	$2,284,813	$1,540,822	$6,315,979	$38,831,419

Accumulation unit activity

Units outstanding at beginning of year	2,818,496	2,045,709	1,771,562	5,106,522	29,870,540
Contract purchase payments	43,600	67,214	32,876	179,918	285,704
Net transfers(1)	(234,241)	(121,830)	(107,288)	(444,182)	(880,069)
Transfers for policy loans	1,324	535	831	832	3,520
Contract charges	(3,154)	(1,638)	(3,575)	(1,908)	(27,830)
Contract terminations:
Surrender benefits	(266,511)	(287,171)	(110,923)	(353,158)	(3,184,206)
Death benefits	(21,186)	(15,942)	(5,713)	(24,507)	(116,966)

Units outstanding at end of year	2,338,328	1,686,877	1,577,770	4,463,517	25,950,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen		PIMCO VIT
	Main St Sm Cap	PIMCO	Glb MA	Put VT	Put VT
	VA,	VIT All Asset,	Man Alloc,	Global Hlth Care,	Intl Eq,
Period ended Dec. 31, 2012 (continued)	Serv	Advisor Cl	Adv Cl(2)	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(11,797)	$821,911	$1,111	$4,885	$18,092
Net realized gain (loss) on sales of investments	52,931	14,429	21	8,676	(121,495)
Distributions from capital gains	—	—	408	95,804	—
Net change in unrealized appreciation or depreciation of investments	273,000	1,768,293	3,657	110,700	355,781

Net increase (decrease) in net assets resulting from operations	314,134	2,604,633	5,197	220,065	252,378

Contract transactions

Contract purchase payments	76,611	667,690	70,428	18,666	16,998
Net transfers(1)	(127,750)	1,745,749	34,322	(17,152)	(184,465)
Transfers for policy loans	4,882	(4,583)	—	766	195
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(282)
Contract charges	(905)	(18,683)	—	(802)	(1,047)
Contract terminations:
Surrender benefits	(142,481)	(1,644,995)	(232)	(165,960)	(221,040)
Death benefits	(15,294)	(87,779)	—	(35,387)	(46,717)

Increase (decrease) from contract transactions	(204,937)	657,399	104,518	(199,869)	(436,358)

Net assets at beginning of year	1,948,797	19,102,747	—	1,124,351	1,368,777

Net assets at end of year	$2,057,994	$22,364,779	$109,715	$1,144,547	$1,184,797

Accumulation unit activity

Units outstanding at beginning of year	1,635,106	15,080,804	—	977,733	1,233,194
Contract purchase payments	60,882	520,073	70,511	14,334	14,132
Net transfers(1)	(99,037)	1,266,030	34,857	(8,383)	(140,633)
Transfers for policy loans	3,517	(3,407)	—	609	179
Contract charges	(683)	(13,619)	—	(616)	(867)
Contract terminations:
Surrender benefits	(104,212)	(1,225,849)	—	(134,007)	(180,181)
Death benefits	(12,366)	(64,182)	—	(27,054)	(39,711)

Units outstanding at end of year	1,483,207	15,559,850	105,368	822,616	886,113

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  55

Statements of Changes in Net Assets

				VP
	Put VT	VP	VP	BR Gl Infl	VP
	Multi-Cap Gro,	Aggr,	Aggr,	Prot Sec,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(4,988)	$(367,523)	$(850,533)	$659,508	$(601,266)
Net realized gain (loss) on sales of investments	48,077	375,153	3,153,389	40,427	652,090
Distributions from capital gains	—	—	—	233,752	—
Net change in unrealized appreciation or depreciation of investments	87,152	4,131,260	8,479,305	(62,589)	3,281,820

Net increase (decrease) in net assets resulting from operations	130,241	4,138,890	10,782,161	871,098	3,332,644

Contract transactions

Contract purchase payments	12,357	3,717,479	1,800,621	157,518	6,873,656
Net transfers(1)	(8,453)	(1,059,141)	(10,018,348)	54,385	8,276,175
Transfers for policy loans	859	(77,594)	(18,665)	2,452	(9,000)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(738)	(265,274)	(555,120)	(35,337)	(408,323)
Contract terminations:
Surrender benefits	(236,516)	(376,516)	(6,086,948)	(2,171,146)	(2,492,510)
Death benefits	(5,807)	(103,995)	(169,471)	(159,935)	(1,008,390)

Increase (decrease) from contract transactions	(238,298)	1,834,959	(15,047,931)	(2,152,063)	11,231,608

Net assets at beginning of year	856,301	32,283,189	90,296,404	19,524,578	49,349,783

Net assets at end of year	$748,244	$38,257,038	$86,030,634	$18,243,613	$63,914,035

Accumulation unit activity

Units outstanding at beginning of year	804,247	29,998,953	83,697,672	14,976,499	46,251,600
Contract purchase payments	10,376	3,201,917	1,548,534	117,872	6,314,686
Net transfers(1)	(6,889)	(930,970)	(8,583,272)	51,217	7,421,517
Transfers for policy loans	726	(64,420)	(15,192)	1,828	(8,108)
Contract charges	(620)	(228,036)	(478,022)	(26,262)	(366,761)
Contract terminations:
Surrender benefits	(196,038)	(322,872)	(5,235,819)	(1,623,212)	(2,217,317)
Death benefits	(4,881)	(92,616)	(140,675)	(120,043)	(903,044)

Units outstanding at end of year	606,921	31,561,956	70,793,226	13,377,899	56,492,573

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(1,207,615)	$(3,351,465)	$(7,374,036)	$(1,647,970)	$(3,638,422)
Net realized gain (loss) on sales of investments	3,177,535	1,485,024	12,646,512	1,275,016	10,980,605
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,634,948	30,560,361	65,956,341	17,151,194	33,969,214

Net increase (decrease) in net assets resulting from operations	7,604,868	28,693,920	71,228,817	16,778,240	41,311,397

Contract transactions

Contract purchase payments	886,388	53,331,873	5,680,579	23,304,533	4,442,128
Net transfers(1)	(877,512)	32,492,637	24,969,938	(1,802,018)	(33,330,818)
Transfers for policy loans	5,978	(25,484)	(87,713)	(30,761)	(27,594)
Adjustments to net assets allocated to contracts in payment period	—	58,228	—	60,247	—
Contract charges	(712,501)	(2,497,756)	(4,500,112)	(1,393,510)	(2,241,228)
Contract terminations:
Surrender benefits	(7,791,397)	(6,670,542)	(46,097,456)	(2,918,929)	(18,511,677)
Death benefits	(1,927,410)	(2,936,165)	(7,034,385)	(514,911)	(1,910,082)

Increase (decrease) from contract transactions	(10,416,454)	73,752,791	(27,069,149)	16,704,651	(51,579,271)

Net assets at beginning of year	129,269,461	263,319,342	734,628,417	142,553,159	385,888,855

Net assets at end of year	$126,457,875	$365,766,053	$778,788,085	$176,036,050	$375,620,981

Accumulation unit activity

Units outstanding at beginning of year	121,004,069	242,627,168	675,652,973	131,370,648	354,776,446
Contract purchase payments	801,024	46,667,351	4,932,333	20,166,526	3,838,105
Net transfers(1)	(992,307)	28,182,792	21,612,848	(1,484,724)	(28,571,873)
Transfers for policy loans	5,372	(22,336)	(74,714)	(26,129)	(26,240)
Contract charges	(642,710)	(2,156,931)	(3,907,355)	(1,195,659)	(1,930,247)
Contract terminations:
Surrender benefits	(7,003,979)	(5,758,514)	(39,917,046)	(2,511,044)	(15,900,186)
Death benefits	(1,740,620)	(2,581,020)	(6,088,861)	(444,827)	(1,611,790)

Units outstanding at end of year	111,430,849	306,958,510	652,210,178	145,874,791	310,574,215

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  57

Statements of Changes in Net Assets

	VP	VP	VP Ptnrs	VP	VP
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Sit Divd Gro,	Vty Estb Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(1,053,613)	$(2,160,655)	$(80,463)	$(35,126)	$(4,743)
Net realized gain (loss) on sales of investments	700,230	4,246,578	470,929	241,377	26,116
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,455,780	14,744,097	710,139	186,601	53,639

Net increase (decrease) in net assets resulting from operations	7,102,397	16,830,020	1,100,605	392,852	75,012

Contract transactions

Contract purchase payments	18,815,097	2,067,196	103,553	59,621	8,916
Net transfers(1)	12,349,836	13,370,071	(1,174,701)	(1,005,753)	(18,195)
Transfers for policy loans	(6,530)	(22,604)	5,258	1,594	46
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(663,953)	(1,210,670)	(19,829)	(12,489)	(328)
Contract terminations:
Surrender benefits	(2,733,052)	(18,316,931)	(1,163,263)	(308,487)	(49,401)
Death benefits	(936,498)	(1,769,350)	(91,759)	(26,132)	(11,618)

Increase (decrease) from contract transactions	26,824,900	(5,882,288)	(2,340,741)	(1,291,646)	(70,580)

Net assets at beginning of year	82,606,054	217,530,840	9,817,414	4,366,877	470,339

Net assets at end of year	$116,533,351	$228,478,572	$8,577,278	$3,468,083	$474,771

Accumulation unit activity

Units outstanding at beginning of year	76,601,676	201,182,770	5,763,575	4,605,610	407,938
Contract purchase payments	16,886,004	1,822,909	59,759	58,425	6,957
Net transfers(1)	10,939,761	11,836,401	(745,329)	(987,364)	(12,862)
Transfers for policy loans	(5,845)	(20,879)	2,604	1,554	34
Contract charges	(585,037)	(1,068,234)	(10,983)	(12,124)	(258)
Contract terminations:
Surrender benefits	(2,415,657)	(16,161,790)	(597,832)	(304,041)	(36,882)
Death benefits	(834,087)	(1,569,309)	(60,612)	(25,710)	(9,141)

Units outstanding at end of year	100,586,815	196,021,868	4,411,182	3,336,350	355,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

			WF Adv VT Index	WF Adv VT	WF Adv VT
	Wanger	Wanger	Asset Alloc,	Intl Eq,	Opp,
Year ended Dec. 31, 2012 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$47,829	$(132,938)	$15,241	$12,390	$(33,405)
Net realized gain (loss) on sales of investments	554,881	678,732	28,083	40,219	105,154
Distributions from capital gains	1,599,597	1,109,291	—	197,401	1,390
Net change in unrealized appreciation or depreciation of investments	1,026,958	2,286,500	250,941	107,867	499,945

Net increase (decrease) in net assets resulting from operations	3,229,265	3,941,585	294,265	357,877	573,084

Contract transactions

Contract purchase payments	289,081	345,811	43,518	37,294	80,414
Net transfers(1)	(1,630,475)	(2,079,062)	(73,255)	(557,487)	(436,210)
Transfers for policy loans	11,013	6,165	4,878	648	(1,524)
Adjustments to net assets allocated to contracts in payment period	(920)	(3,169)	—	(1,023)	(4,126)
Contract charges	(20,413)	(19,579)	(2,119)	(5,710)	(1,984)
Contract terminations:
Surrender benefits	(2,109,991)	(2,536,773)	(318,482)	(248,339)	(583,397)
Death benefits	(150,985)	(172,883)	(17,542)	(22,779)	(53,487)

Increase (decrease) from contract transactions	(3,612,690)	(4,459,490)	(363,002)	(797,396)	(1,000,314)

Net assets at beginning of year	17,151,753	22,221,935	2,549,912	3,328,960	4,344,684

Net assets at end of year	$16,768,328	$21,704,030	$2,481,175	$2,889,441	$3,917,454

Accumulation unit activity

Units outstanding at beginning of year	10,953,429	13,163,290	1,940,144	3,280,752	3,065,727
Contract purchase payments	169,698	183,121	30,248	35,386	55,176
Net transfers(1)	(953,184)	(1,036,341)	(52,735)	(560,294)	(287,812)
Transfers for policy loans	6,261	2,959	3,438	568	(970)
Contract charges	(11,464)	(10,450)	(1,476)	(5,646)	(1,334)
Contract terminations:
Surrender benefits	(1,172,189)	(1,259,737)	(225,931)	(224,467)	(375,448)
Death benefits	(77,248)	(97,265)	(13,358)	(20,369)	(36,190)

Units outstanding at end of year	8,915,303	10,945,577	1,680,330	2,505,930	2,419,149

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  59

Statement of Changes in Net Assets

WF Adv VT Sm
Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2

Operations

Investment income (loss) — net	$(39,461)
Net realized gain (loss) on sales of investments	150,060
Distributions from capital gains	202,259
Net change in unrealized appreciation or depreciation of investments	(7,548)

Net increase (decrease) in net assets resulting from operations	305,310

Contract transactions

Contract purchase payments	112,703
Net transfers(1)	(431,518)
Transfers for policy loans	1,029
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(2,486)
Contract terminations:
Surrender benefits	(524,279)
Death benefits	(30,929)

Increase (decrease) from contract transactions	(875,480)

Net assets at beginning of year	4,430,775

Net assets at end of year	$3,860,605

Accumulation unit activity

Units outstanding at beginning of year	3,048,528
Contract purchase payments	72,820
Net transfers(1)	(271,963)
Transfers for policy loans	650
Contract charges	(1,607)
Contract terminations:
Surrender benefits	(334,757)
Death benefits	(20,391)

Units outstanding at end of year	2,493,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Department.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage) and RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund

AB VPS Dyn Asset Alloc, Cl B	AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP Multi-Strategy Alt, Cl 2	Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  61

Division	Fund

FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2

62  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Division	Fund

WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  63

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Dyn Asset Alloc, Cl B	$8,403
AB VPS Global Thematic Gro, Cl B	140,014
AB VPS Gro & Inc, Cl B	834,581
AB VPS Intl Val, Cl B	1,060,743
ALPS Alerian Engy Infr, Class III	347,727
AC VP Intl, Cl II	155,369
AC VP Mid Cap Val, Cl II	891,726
AC VP Ultra, Cl II	319,619
AC VP Val, Cl II	1,503,324
BlackRock Global Alloc, Cl III	3,429,055
Calvert VP SRI Bal	210,055
Col VP Bal, Cl 3	1,129,854
Col VP Cash Mgmt, Cl 3	4,685,964
Col VP Commodity Strategy, Cl 2	54,473
Col VP Contrarian Core, Cl 2	171,699
Col VP Core Bond, Cl 2	5,995
Col VP Div Bond, Cl 3	7,000,030
Col VP Divd Opp, Cl 3	1,391,800
Col VP Emerg Mkts Bond, Cl 2	211,749
Col VP Emer Mkts, Cl 3	1,653,510
Col VP Global Bond, Cl 3	2,036,646
Col VP Hi Yield Bond, Cl 3	2,473,317
Col VP Inc Opp, Cl 3	3,452,760
Col VP Intl Opp, Cl 3	396,986
Col VP Lg Cap Gro, Cl 3	403,212
Col VP Lg Core Quan, Cl 3	391,078
Col VP Marsico Gro, Cl 1	521,111
Col VP Marsico Intl Opp, Cl 2	437,488
Col VP Mid Cap Gro Opp, Cl 3	180,711
Col VP Mid Cap Val Opp, Cl 3	644,983
Col VP Multi-Strategy Alt, Cl 2	91,190
Col VP S&P 500, Cl 3	1,716,306
Col VP Select Lg Cap Val, Cl 3	360,517
Col VP Select Sm Cap Val, Cl 3	541,495
Col VP US Govt Mtge, Cl 3	1,214,245
CS Commodity Return	339,867
DWS Alt Asset Alloc VIP, Cl B	445,392
EV VT Floating-Rate Inc	3,533,134
Fid VIP Contrafund, Serv Cl 2	3,139,438
Fid VIP Gro & Inc, Serv Cl 2	468,945
Fid VIP Mid Cap, Serv Cl 2	5,106,592
Fid VIP Overseas, Serv Cl 2	1,020,957

64  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Division	Purchases

Fid VIP Strategic Inc, Serv Cl 2	4,413,033
FTVIPT Frank Global Real Est, Cl 2	1,109,121
FTVIPT Frank Inc, Cl 2	1,965,493
FTVIPT Frank Sm Cap Val, Cl 2	928,194
FTVIPT Frank Mutual Shares, Cl 2	924,985
FTVIPT Temp Global Bond, Cl 2	491,648
GS VIT Mid Cap Val, Inst	1,361,141
GS VIT U.S. Eq Insights, Inst	355,510
Invesco VI Am Fran, Ser II	122,951
Invesco VI Bal Risk Alloc, Ser II	457,387
Invesco VI Comstock, Ser II	836,981
Invesco VI Div Divd, Ser I	277,285
Invesco VI Global Hlth, Ser II	554,935
Invesco VI Intl Gro, Ser II	745,053
Invesco VI Mid Cap Gro, Ser I	33,678
Invesco VI Mid Cap Gro, Ser II	111,292
Invesco VI Tech, Ser I	400,478
Ivy VIP Asset Strategy	579,876
Janus Aspen Flex Bond, Serv	190,163
Janus Aspen Gbl Alloc Mod, Serv	18,218
Janus Aspen Global Tech, Serv	44,263
Janus Aspen Janus, Serv	206,620
Janus Aspen Overseas, Serv	181,244
Lazard Ret Global Dyn MA, Serv	37,920
MFS Inv Gro Stock, Serv Cl	801,646
MFS New Dis, Serv Cl	275,431
MFS Utilities, Serv Cl	1,361,825
MS UIF Global Real Est, Cl II	863,499
MS UIF Mid Cap Gro, Cl II	355,866
NB AMT Intl Eq, Cl S	116,297
Oppen Global VA, Serv	680,987
Oppen Global Strategic Inc VA, Srv	5,777,302
Oppen Main St Sm Cap VA, Serv	303,087
PIMCO VIT All Asset, Advisor Cl	4,502,104
PIMCO VIT Glb MA Man Alloc, Adv Cl	88,265
PIMCO VIT Tot Return, Advisor Cl	320,157
Put VT Global Hlth Care, Cl IB	227,551
Put VT Intl Eq, Cl IB	49,127
Put VT Multi-Cap Gro, Cl IB	88,522
VanEck VIP Global Gold, Cl S	115,421
VP Aggr, Cl 2	10,830,874
VP Aggr, Cl 4	10,649,867
VP AQR Man Fut Strategy, Cl 2	169,367
VP BR Gl Infl Prot Sec, Cl 3	1,837,629
VP Conserv, Cl 2	8,933,100
VP Conserv, Cl 4	8,717,472
VP GS Commodity Strategy, Cl 2	56,618
VP Mod, Cl 2	68,566,334
VP Mod, Cl 4	71,621,796
VP Mod Aggr, Cl 2	43,194,214
VP Mod Aggr, Cl 4	57,036,235
VP Mod Conserv, Cl 2	16,254,875
VP Mod Conserv, Cl 4	15,349,585
VP Ptnrs Sm Cap Val, Cl 3	120,263
VP Pyrford Intl Eq, Cl 2	34,265
VP Sit Divd Gro, Cl 3	208,120
VP Vty Estb Val, Cl 3	169,588
Wanger Intl	2,497,738
Wanger USA	2,745,112
WF Adv VT Index Asset Alloc, Cl 2	145,177
WF Adv VT Intl Eq, Cl 2	321,138
WF Adv VT Opp, Cl 2	255,579
WF Adv VT Sm Cap Gro, Cl 2	588,311
WA Var Global Hi Yd Bond, Cl II	64,513

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS	AB VPS
	Dyn Asset	Global Thematic	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	$1.07	$1.34	$1.70	$1.23	$1.07
0.75%	1.07	1.32	1.74	1.87	1.07
0.85%	1.07	1.42	1.56	0.90	1.07
0.95%	1.07	1.30	1.70	1.82	1.06
1.00%	1.07	1.29	2.16	2.02	1.06
1.05%	1.07	1.40	1.54	0.89	1.06
1.10%	1.07	1.39	1.53	0.89	1.06
1.15%	1.07	—	—	—	1.06
1.20%	1.06	1.27	2.11	1.97	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.38	1.51	0.88	1.06
1.30%	1.06	1.37	1.51	0.87	1.06
1.35%	1.06	—	—	—	1.06
1.40%	1.06	—	—	—	1.06
1.45%	1.06	1.36	1.49	0.86	1.06
1.50%	1.06	—	—	—	1.06
1.55%	1.06	—	—	—	1.06
1.60%	1.06	—	—	—	1.06
1.65%	1.06	—	—	—	1.06
1.70%	1.06	—	—	—	1.06
1.75%	1.06	—	—	—	1.06
1.80%	1.06	—	—	—	1.06
1.85%	1.06	—	—	—	1.06

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  65

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	$1.82	$1.53	$1.65	$1.75	$1.17
0.75%	1.74	1.51	1.63	2.15	1.17
0.85%	—	1.87	1.78	1.57	1.17
0.95%	1.70	1.49	1.60	2.10	1.17
1.00%	2.25	1.48	1.59	2.30	1.17
1.05%	—	1.84	1.75	1.54	1.16
1.10%	—	1.84	1.74	1.54	1.16
1.15%	—	—	—	1.35	1.16
1.20%	2.19	1.46	1.57	2.25	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.82	1.73	1.52	1.16
1.30%	—	1.81	1.72	1.51	1.16
1.35%	—	—	—	1.69	1.16
1.40%	—	—	—	1.35	1.16
1.45%	—	1.79	1.70	1.50	1.16
1.50%	—	—	—	1.15	1.07
1.55%	—	—	—	1.68	1.15
1.60%	—	—	—	1.68	1.15
1.65%	—	—	—	1.34	1.15
1.70%	—	—	—	1.67	1.15
1.75%	—	—	—	1.14	1.07
1.80%	—	—	—	1.34	1.15
1.85%	—	—	—	1.14	1.07

				Col VP	Col VP
	Calvert	Col VP	Col VP	Commodity	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$1.50	$1.64	$1.10	$0.93	$1.22
0.75%	1.38	1.49	1.12	0.93	1.21
0.85%	—	1.49	1.03	0.93	1.21
0.95%	1.34	1.45	1.09	0.93	1.21
1.00%	1.71	1.92	1.04	0.93	1.21
1.05%	—	1.47	1.01	0.93	1.21
1.10%	—	1.47	1.01	0.92	1.21
1.15%	—	1.25	—	0.92	1.21
1.20%	1.68	1.88	1.02	0.92	1.21
1.25%	—	—	—	—	—
1.25%	—	1.45	1.00	—	—
1.25%	—	—	—	—	—
1.25%	—	2.26	1.22	—	—
1.25%	—	—	—	0.92	1.21
1.30%	—	1.44	0.99	0.92	1.21
1.35%	—	1.56	—	0.92	1.21
1.40%	—	1.24	—	0.92	1.21
1.45%	—	1.43	0.98	0.92	1.21
1.50%	—	1.11	—	0.92	1.21
1.55%	—	1.55	—	0.92	1.21
1.60%	—	1.54	—	0.92	1.21
1.65%	—	1.24	—	0.92	1.21
1.70%	—	1.54	—	0.92	1.21
1.75%	—	1.11	—	0.92	1.21
1.80%	—	1.23	—	0.92	1.21
1.85%	—	1.11	—	0.92	1.20

66  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$0.96	$1.40	$1.78	$0.91	$2.30
0.75%	0.95	1.68	2.23	0.91	2.91
0.85%	0.95	1.34	1.41	0.90	1.52
0.95%	0.95	1.63	2.17	0.90	2.83
1.00%	0.95	1.45	2.66	0.90	3.52
1.05%	0.95	1.32	1.39	0.90	1.50
1.10%	0.95	1.31	1.38	0.90	1.49
1.15%	0.95	—	—	0.90	—
1.20%	0.95	1.42	2.60	0.90	3.44
1.25%	—	—	2.11	—	1.93
1.25%	—	1.30	1.37	—	1.48
1.25%	—	—	—	—	—
1.25%	—	1.77	—	—	—
1.25%	0.95	—	—	0.90	—
1.30%	0.95	1.29	1.36	0.90	1.47
1.35%	0.95	—	—	0.90	—
1.40%	0.95	—	—	0.90	—
1.45%	0.95	1.28	1.35	0.90	1.45
1.50%	0.95	—	—	0.90	—
1.55%	0.95	—	—	0.90	—
1.60%	0.95	—	—	0.90	—
1.65%	0.95	—	—	0.90	—
1.70%	0.95	—	—	0.90	—
1.75%	0.95	—	—	0.90	—
1.80%	0.95	—	—	0.90	—
1.85%	0.95	—	—	0.90	—

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1.30	$1.92	$1.84	$1.75	$1.66
0.75%	1.83	2.31	1.80	1.25	0.79
0.85%	1.28	1.74	1.71	1.35	1.52
0.95%	1.78	2.25	1.77	1.22	0.77
1.00%	1.54	2.57	1.76	2.29	1.87
1.05%	1.26	1.72	1.69	1.33	1.50
1.10%	1.25	1.71	1.68	1.32	1.49
1.15%	—	—	—	—	—
1.20%	1.50	2.51	1.73	2.24	1.82
1.25%	—	—	—	—	—
1.25%	1.24	1.69	—	1.31	—
1.25%	—	—	—	—	—
1.25%	1.77	2.35	—	1.64	—
1.25%	—	—	1.66	—	1.48
1.30%	1.23	1.68	1.66	1.30	1.47
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.22	1.67	1.64	1.29	1.45
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  67

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$1.67	$1.60	$1.18	$1.75	$1.83
0.75%	1.18	1.57	1.16	1.85	2.02
0.85%	1.52	1.71	1.31	1.70	1.65
0.95%	1.15	1.55	1.15	1.80	1.98
1.00%	1.93	1.55	1.14	2.08	1.97
1.05%	1.49	1.69	1.29	1.68	1.63
1.10%	1.49	1.68	1.28	1.67	1.62
1.15%	—	—	1.23	—	—
1.20%	1.89	1.52	1.12	2.03	1.94
1.25%	—	—	—	—	—
1.25%	1.47	—	—	1.65	—
1.25%	—	—	—	1.41	—
1.25%	1.92	—	—	—	—
1.25%	—	1.66	1.27	—	1.60
1.30%	1.47	1.65	1.26	1.65	1.60
1.35%	—	—	1.39	—	—
1.40%	—	—	1.23	—	—
1.45%	1.45	1.64	1.25	1.63	1.58
1.50%	—	—	1.14	—	—
1.55%	—	—	1.38	—	—
1.60%	—	—	1.38	—	—
1.65%	—	—	1.22	—	—
1.70%	—	—	1.37	—	—
1.75%	—	—	1.14	—	—
1.80%	—	—	1.22	—	—
1.85%	—	—	1.14	—	—

	Col VP		Col VP	Col VP	Col VP
	Multi-Strategy	Col VP	Select Lg	Select Sm	US Govt
	Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$0.95	$1.73	$1.80	$1.93	$1.14
0.75%	0.95	1.42	1.77	2.28	1.28
0.85%	0.95	1.60	1.60	1.79	1.09
0.95%	0.95	1.38	1.73	2.22	1.24
1.00%	0.95	2.14	1.73	2.99	1.09
1.05%	0.95	1.57	1.58	1.77	1.07
1.10%	0.95	1.57	1.57	1.76	1.07
1.15%	0.95	1.34	—	—	—
1.20%	0.95	2.09	1.69	2.92	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	1.55	1.56	1.74	1.05
1.30%	0.95	1.54	1.55	1.73	1.05
1.35%	0.95	1.75	—	—	—
1.40%	0.95	1.33	—	—	—
1.45%	0.94	1.53	1.53	1.72	1.03
1.50%	0.94	1.17	—	—	—
1.55%	0.94	1.73	—	—	—
1.60%	0.94	1.73	—	—	—
1.65%	0.94	1.33	—	—	—
1.70%	0.94	1.73	—	—	—
1.75%	0.94	1.16	—	—	—
1.80%	0.94	1.32	—	—	—
1.85%	0.94	1.16	—	—	—

68  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	$0.78	$1.00	$1.32	$1.57	$1.76
0.75%	0.77	1.00	1.30	1.54	1.81
0.85%	0.78	1.00	1.29	1.66	—
0.95%	0.75	1.00	1.28	1.52	1.77
1.00%	0.75	1.00	1.28	1.51	2.06
1.05%	0.77	1.00	1.27	1.63	—
1.10%	0.76	1.00	1.26	1.63	—
1.15%	—	0.99	—	1.32	—
1.20%	0.74	0.99	1.26	1.49	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.75	0.99	1.25	1.61	—
1.30%	0.75	0.99	1.24	1.60	—
1.35%	—	0.99	—	1.71	—
1.40%	—	0.99	—	1.31	—
1.45%	0.74	0.99	1.23	1.59	—
1.50%	—	0.96	—	1.18	—
1.55%	—	0.99	—	1.69	—
1.60%	—	0.99	—	1.69	—
1.65%	—	0.99	—	1.31	—
1.70%	—	0.99	—	1.69	—
1.75%	—	0.95	—	1.18	—
1.80%	—	0.98	—	1.30	—
1.85%	—	0.95	—	1.18	—

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	$2.31	$1.69	$0.99	$1.10	$1.07
0.75%	3.39	1.88	0.98	2.05	1.07
0.85%	1.83	1.33	0.98	0.93	1.07
0.95%	3.31	1.84	0.98	1.99	1.07
1.00%	3.55	2.32	0.98	1.80	1.07
1.05%	1.81	1.31	0.98	0.92	1.07
1.10%	1.80	1.30	0.98	0.91	1.07
1.15%	1.36	—	0.98	—	1.07
1.20%	3.47	2.27	0.98	1.76	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.78	1.29	0.98	0.90	1.07
1.30%	1.77	1.29	0.98	0.90	1.07
1.35%	1.65	—	0.98	—	1.07
1.40%	1.35	—	0.98	—	1.07
1.45%	1.75	1.27	0.98	0.89	1.07
1.50%	1.22	—	0.98	—	1.07
1.55%	1.64	—	0.98	—	1.07
1.60%	1.64	—	0.98	—	1.07
1.65%	1.34	—	0.98	—	1.06
1.70%	1.63	—	0.98	—	1.06
1.75%	1.22	—	0.98	—	1.06
1.80%	1.34	—	0.98	—	1.06
1.85%	1.22	—	0.98	—	1.06

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  69

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	$2.11	$1.72	$0.98	$2.08	$1.64
0.75%	3.55	1.90	0.98	3.64	1.41
0.85%	1.81	1.42	0.98	—	1.48
0.95%	3.46	1.85	0.98	3.54	1.37
1.00%	3.13	2.17	0.98	2.96	2.10
1.05%	1.78	1.40	0.98	—	1.45
1.10%	1.78	1.39	0.98	—	1.45
1.15%	1.44	1.33	0.98	—	—
1.20%	3.06	2.12	0.98	2.90	2.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.76	1.38	0.98	—	1.43
1.30%	1.75	1.37	0.98	—	1.43
1.35%	1.94	1.56	0.98	—	—
1.40%	1.44	1.33	0.98	—	—
1.45%	1.73	1.36	0.98	—	1.41
1.50%	1.25	1.15	0.98	—	—
1.55%	1.93	1.55	0.98	—	—
1.60%	1.92	1.54	0.97	—	—
1.65%	1.43	1.32	0.97	—	—
1.70%	1.92	1.54	0.97	—	—
1.75%	1.24	1.14	0.97	—	—
1.80%	1.43	1.32	0.97	—	—
1.85%	1.24	1.14	0.97	—	—

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	$1.35	$0.99	$1.75	$1.42	$1.84
0.75%	1.34	0.98	1.71	1.41	1.81
0.85%	1.34	0.98	1.57	—	1.90
0.95%	1.34	0.98	1.68	1.40	1.78
1.00%	1.34	0.98	1.67	1.40	1.78
1.05%	1.34	0.98	1.54	—	1.87
1.10%	1.34	0.98	1.54	—	1.86
1.15%	—	0.98	—	—	—
1.20%	1.33	0.98	1.64	1.39	1.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	0.98	1.52	—	1.84
1.30%	1.33	0.98	1.51	—	1.84
1.35%	—	0.98	—	—	—
1.40%	—	0.98	—	—	—
1.45%	1.33	0.98	1.50	—	1.81
1.50%	—	0.98	—	—	—
1.55%	—	0.98	—	—	—
1.60%	—	0.98	—	—	—
1.65%	—	0.98	—	—	—
1.70%	—	0.98	—	—	—
1.75%	—	0.98	—	—	—
1.80%	—	0.98	—	—	—
1.85%	—	0.98	—	—	—

70  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	$1.76	$—	$1.33	$1.68	$1.21
0.75%	1.73	1.33	1.33	1.14	1.20
0.85%	1.51	—	1.32	—	1.20
0.95%	1.70	1.33	1.32	1.12	1.20
1.00%	1.69	1.32	1.32	2.13	1.20
1.05%	1.49	—	1.32	—	1.20
1.10%	1.48	—	1.32	—	1.20
1.15%	—	—	—	—	1.20
1.20%	1.67	1.32	1.32	2.09	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.47	—	1.31	—	1.20
1.30%	1.46	—	1.31	—	1.20
1.35%	—	—	—	—	1.20
1.40%	—	—	—	—	1.20
1.45%	1.44	—	1.31	—	1.20
1.50%	—	—	—	—	1.20
1.55%	—	—	—	—	1.20
1.60%	—	—	—	—	1.20
1.65%	—	—	—	—	1.20
1.70%	—	—	—	—	1.20
1.75%	—	—	—	—	1.20
1.80%	—	—	—	—	1.19
1.85%	—	—	—	—	1.19

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$0.99	$1.19	$—	$1.39	$—
0.75%	0.98	1.18	0.82	1.38	1.66
0.85%	0.98	1.18	—	1.37	—
0.95%	0.98	1.18	0.80	1.36	1.62
1.00%	0.98	1.18	2.88	1.35	3.25
1.05%	0.98	1.18	—	1.35	—
1.10%	0.98	1.18	—	1.34	—
1.15%	0.98	1.17	—	1.30	—
1.20%	0.98	1.17	2.82	1.33	3.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	1.17	—	1.33	—
1.30%	0.98	1.17	—	1.33	—
1.35%	0.98	1.17	—	1.63	—
1.40%	0.98	1.17	—	1.29	—
1.45%	0.98	1.17	—	1.31	—
1.50%	0.98	1.07	—	1.19	—
1.55%	0.98	1.17	—	1.62	—
1.60%	0.98	1.17	—	1.62	—
1.65%	0.98	1.16	—	1.29	—
1.70%	0.98	1.16	—	1.61	—
1.75%	0.98	1.07	—	1.19	—
1.80%	0.98	1.16	—	1.28	—
1.85%	0.98	1.07	—	1.19	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  71

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	$1.13	$1.83	$2.46	$2.67	$1.25
0.75%	1.12	1.07	1.86	2.93	1.23
0.85%	1.12	1.77	—	1.97	1.24
0.95%	1.12	1.04	1.81	2.86	1.21
1.00%	1.12	2.07	3.00	4.16	1.20
1.05%	1.12	1.74	—	1.94	1.22
1.10%	1.12	1.74	—	1.94	1.22
1.15%	1.12	—	—	1.28	—
1.20%	1.12	2.02	2.93	4.16	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	1.72	—	1.91	1.21
1.30%	1.12	1.71	—	1.91	1.20
1.35%	1.12	—	—	1.63	—
1.40%	1.12	—	—	1.27	—
1.45%	1.12	1.69	—	1.89	1.19
1.50%	1.12	—	—	1.06	—
1.55%	1.12	—	—	1.62	—
1.60%	1.12	—	—	1.62	—
1.65%	1.12	—	—	1.27	—
1.70%	1.12	—	—	1.61	—
1.75%	1.12	—	—	1.06	—
1.80%	1.12	—	—	1.26	—
1.85%	1.12	—	—	1.06	—

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	$1.79	$1.12	$1.96	$1.54	$2.08
0.75%	1.76	1.10	1.92	1.52	2.05
0.85%	2.03	1.24	1.60	1.45	1.80
0.95%	1.74	1.08	1.89	1.49	2.01
1.00%	1.73	1.08	1.88	1.48	2.00
1.05%	2.00	1.22	1.57	1.42	1.78
1.10%	1.99	1.22	1.57	1.42	1.77
1.15%	1.26	—	1.36	0.97	1.43
1.20%	1.70	1.06	1.84	1.46	1.96
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.97	1.21	1.55	1.40	1.75
1.30%	1.96	1.20	1.54	1.40	1.75
1.35%	1.67	—	1.60	0.97	1.90
1.40%	1.26	—	1.35	0.97	1.43
1.45%	1.94	1.19	1.53	1.38	1.73
1.50%	1.24	—	1.16	0.97	1.21
1.55%	1.66	—	1.59	0.97	1.89
1.60%	1.66	—	1.59	0.96	1.88
1.65%	1.25	—	1.35	0.96	1.42
1.70%	1.65	—	1.58	0.96	1.88
1.75%	1.23	—	1.16	0.96	1.21
1.80%	1.25	—	1.34	0.96	1.42
1.85%	1.23	—	1.15	0.96	1.21

72  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	$1.47	$0.95	$0.96	$2.09	$1.56
0.75%	1.45	0.94	0.96	1.92	1.67
0.85%	1.44	0.94	0.96	—	—
0.95%	1.42	0.94	0.96	1.87	1.63
1.00%	1.42	0.94	0.96	2.29	2.05
1.05%	1.42	0.94	0.96	—	—
1.10%	1.42	0.94	0.96	—	—
1.15%	1.07	0.94	0.96	—	—
1.20%	1.40	0.94	0.96	2.24	2.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.40	0.94	0.96	—	—
1.30%	1.39	0.94	0.96	—	—
1.35%	1.19	0.93	0.96	—	—
1.40%	1.06	0.93	0.96	—	—
1.45%	1.38	0.93	0.96	—	—
1.50%	0.97	0.91	0.96	—	—
1.55%	1.19	0.93	0.96	—	—
1.60%	1.18	0.93	0.96	—	—
1.65%	1.06	0.93	0.96	—	—
1.70%	1.18	0.93	0.96	—	—
1.75%	0.97	0.90	0.96	—	—
1.80%	1.05	0.93	0.96	—	—
1.85%	0.97	0.90	0.95	—	—

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	$1.68	$0.77	$1.47	$1.47	$1.03
0.75%	1.67	0.77	1.46	1.46	1.03
0.85%	—	0.77	1.46	1.46	1.03
0.95%	1.66	0.77	1.45	1.45	1.03
1.00%	1.66	0.77	1.45	1.45	1.03
1.05%	—	0.77	1.44	1.45	1.03
1.10%	—	0.77	1.44	1.44	1.03
1.15%	—	0.77	1.23	—	1.03
1.20%	1.65	0.77	1.44	1.44	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.76	1.43	1.44	1.03
1.30%	—	0.76	1.43	1.43	1.03
1.35%	—	0.76	1.49	—	1.03
1.40%	—	0.76	1.22	—	1.03
1.45%	—	0.76	1.42	1.43	1.03
1.50%	—	0.76	1.11	—	1.03
1.55%	—	0.76	1.48	—	1.03
1.60%	—	0.76	1.47	—	1.03
1.65%	—	0.76	1.22	—	1.02
1.70%	—	0.76	1.47	—	1.02
1.75%	—	0.76	1.11	—	1.02
1.80%	—	0.76	1.21	—	1.02
1.85%	—	0.76	1.11	—	1.02

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  73

	VP			VP
	BR Gl Infl	VP	VP	GS Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$1.33	$1.18	$1.18	$0.92	$1.34
0.75%	1.30	1.17	1.17	0.92	1.33
0.85%	1.26	1.17	1.16	0.92	1.32
0.95%	1.28	1.16	1.16	0.92	1.32
1.00%	1.28	1.16	1.16	0.92	1.31
1.05%	1.24	1.16	1.16	0.92	1.31
1.10%	1.24	1.15	1.15	0.92	1.31
1.15%	—	1.05	—	0.92	1.14
1.20%	1.25	1.15	1.15	0.92	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.23	1.15	1.15	0.92	1.30
1.30%	1.22	1.15	1.14	0.92	1.30
1.35%	—	1.15	—	0.92	1.32
1.40%	—	1.04	—	0.92	1.13
1.45%	1.21	1.14	1.14	0.92	1.29
1.50%	—	1.00	—	0.92	1.05
1.55%	—	1.14	—	0.92	1.31
1.60%	—	1.14	—	0.92	1.30
1.65%	—	1.04	—	0.92	1.13
1.70%	—	1.14	—	0.91	1.30
1.75%	—	0.99	—	0.91	1.05
1.80%	—	1.04	—	0.91	1.12
1.85%	—	0.99	—	0.91	1.05

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$1.34	$1.41	$1.41	$1.25	$1.26
0.75%	1.33	1.40	1.40	1.24	1.25
0.85%	1.32	1.39	1.39	1.24	1.24
0.95%	1.32	1.39	1.39	1.23	1.24
1.00%	1.32	1.39	1.39	1.23	1.23
1.05%	1.31	1.38	1.38	1.23	1.23
1.10%	1.31	1.38	1.38	1.23	1.23
1.15%	—	1.18	—	1.09	—
1.20%	1.31	1.37	1.38	1.22	1.23
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.37	1.37	1.22	1.22
1.30%	1.30	1.37	1.37	1.22	1.22
1.35%	—	1.40	—	1.23	—
1.40%	—	1.17	—	1.08	—
1.45%	1.29	1.36	1.36	1.21	1.21
1.50%	—	1.08	—	1.02	—
1.55%	—	1.39	—	1.22	—
1.60%	—	1.39	—	1.22	—
1.65%	—	1.17	—	1.08	—
1.70%	—	1.38	—	1.21	—
1.75%	—	1.08	—	1.02	—
1.80%	—	1.17	—	1.08	—
1.85%	—	1.08	—	1.02	—

74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		VP
	VP Ptnrs	Pyrford	VP	VP
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Vty Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	$2.06	$1.05	$1.34	$1.92	$2.59
0.75%	2.93	1.05	1.32	1.89	2.41
0.85%	1.77	1.05	1.35	1.76	1.75
0.95%	2.86	1.05	1.30	1.85	2.35
1.00%	3.04	1.05	1.29	1.84	4.45
1.05%	1.74	1.05	1.33	1.73	1.72
1.10%	1.73	1.05	1.32	1.73	1.71
1.15%	—	1.05	—	—	—
1.20%	2.97	1.05	1.27	1.81	4.35
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.71	1.05	1.31	1.71	1.69
1.30%	1.71	1.05	1.30	1.70	1.69
1.35%	—	1.05	—	—	—
1.40%	—	1.05	—	—	—
1.45%	1.69	1.05	1.29	1.68	1.67
1.50%	—	1.05	—	—	—
1.55%	—	1.05	—	—	—
1.60%	—	1.05	—	—	—
1.65%	—	1.05	—	—	—
1.70%	—	1.05	—	—	—
1.75%	—	1.05	—	—	—
1.80%	—	1.05	—	—	—
1.85%	—	1.04	—	—	—

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$2.05	$—	$1.52	$1.99	$2.46
0.75%	3.03	1.74	1.49	2.15	2.24
0.85%	1.83	—	1.17	1.82	2.29
0.95%	2.95	1.70	1.47	2.10	2.18
1.00%	3.13	1.95	1.46	2.74	3.61
1.05%	1.80	—	1.15	1.79	2.26
1.10%	1.79	—	1.15	1.78	2.25
1.15%	—	—	—	1.31	1.39
1.20%	3.06	1.89	1.43	2.68	3.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.77	—	1.14	1.76	2.22
1.30%	1.77	—	1.13	1.76	2.22
1.35%	—	—	—	1.68	1.90
1.40%	—	—	—	1.30	1.38
1.45%	1.75	—	1.12	1.74	2.19
1.50%	—	—	—	1.17	1.35
1.55%	—	—	—	1.67	1.88
1.60%	—	—	—	1.67	1.88
1.65%	—	—	—	1.30	1.38
1.70%	—	—	—	1.66	1.87
1.75%	—	—	—	1.17	1.35
1.80%	—	—	—	1.29	1.37
1.85%	—	—	—	1.16	1.35

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  75

WA Var
Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	$1.02
0.75%	1.02
0.85%	1.01
0.95%	1.01
1.00%	1.01
1.05%	1.01
1.10%	1.01
1.15%	1.01
1.20%	1.01
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1.01
1.30%	1.01
1.35%	1.01
1.40%	1.01
1.45%	1.01
1.50%	1.01
1.55%	1.01
1.60%	1.01
1.65%	1.01
1.70%	1.01
1.75%	1.01
1.80%	1.01
1.85%	1.01

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS	AB VPS
	Dyn Asset	Global Thematic	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	—	—	—	32,534	—
0.75%	6,299	174,009	1,985,172	2,819,981	79,574
0.85%	—	410,063	330,680	1,373,857	40,912
0.95%	—	81,790	1,261,729	1,516,419	35,018
1.00%	—	2,061	108,154	335,189	14,889
1.05%	—	311,089	263,775	561,687	43,089
1.10%	—	27,292	4,732	250,527	26,056
1.15%	—	—	—	—	—
1.20%	—	5,958	114,849	222,091	9,651
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	146	12,333	406	57,282	1,289
1.30%	—	2,585	73,269	189,368	58,498
1.35%	—	—	—	—	5,771
1.40%	—	—	—	—	—
1.45%	—	—	27,009	9,106	13,779
1.50%	—	—	—	—	655
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	6,445	1,027,180	4,169,775	7,368,041	329,181

76  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	—	—	—	13,237	15,794
0.75%	731,403	734,796	514,136	2,727,404	571,427
0.85%	—	1,126,260	379,311	2,218,685	430,674
0.95%	417,402	494,036	319,843	2,080,984	604,391
1.00%	54,965	63,914	83,019	293,208	275,257
1.05%	—	463,994	503,512	761,103	478,021
1.10%	—	62,412	2,655	120,542	138,383
1.15%	—	—	—	—	140,582
1.20%	16,431	46,913	42,101	230,863	299,744
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,868	1,683	21,586	23,927
1.30%	—	73,968	10,756	149,633	131,350
1.35%	—	—	—	13,750	3,174
1.40%	—	—	—	—	7,324
1.45%	—	17,291	1,854	48,673	6,229
1.50%	—	—	—	14,015	789
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	9,164
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,220,201	3,093,452	1,858,870	8,693,683	3,136,230

					Col VP
	Calvert	Col VP	Col VP	Col VP	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Commodity Strategy,	Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	2,242	—	5	—	—
0.75%	708,977	1,396,292	3,474,708	—	44,947
0.85%	—	512,705	1,243,773	10,516	34,073
0.95%	421,960	748,221	3,133,996	1,714	30,567
1.00%	22,462	141,479	506,446	—	—
1.05%	—	182,013	1,390,418	—	12,201
1.10%	—	17,209	245,470	32,645	—
1.15%	—	55,518	—	—	—
1.20%	22,931	267,662	360,076	—	12,784
1.25%	—	—	—	—	—
1.25%	—	29,661	54,284	—	—
1.25%	—	—	—	—	—
1.25%	—	2,432,977	2,268,662	—	—
1.25%	—	—	—	—	—
1.30%	—	61,156	160,076	10,631	7,230
1.35%	—	9,981	—	—	3,390
1.40%	—	—	—	—	—
1.45%	—	69,443	56,292	—	—
1.50%	—	14,179	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,178,572	5,938,496	12,894,206	55,506	145,192

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  77

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	—	2,188	10,955	—	21,782
0.75%	—	7,315,879	5,856,830	78,927	1,140,824
0.85%	—	3,020,253	2,534,959	26,474	1,083,657
0.95%	—	5,767,106	3,965,703	64,862	808,997
1.00%	—	1,357,554	688,527	16,027	134,400
1.05%	4,527	1,751,742	1,353,734	10,389	704,243
1.10%	—	300,821	232,370	2,217	236,266
1.15%	—	—	—	—	—
1.20%	—	1,357,648	477,118	11,906	77,412
1.25%	—	—	3,559,111	—	1,921,167
1.25%	—	71,536	35,268	—	40,891
1.25%	—	—	—	—	—
1.25%	—	2,598,050	—	—	—
1.25%	—	—	—	—	—
1.30%	—	704,117	260,576	—	98,782
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	242,766	14,642	—	28,269
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,527	24,489,660	18,989,793	210,802	6,296,690

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	4,396	621	5,221	8,701	2,653
0.75%	2,243,627	2,614,945	1,727,167	776,596	2,648,283
0.85%	973,292	780,635	828,210	148,378	307,979
0.95%	1,833,096	2,052,706	1,267,374	733,987	1,731,445
1.00%	334,806	285,451	186,096	75,452	179,257
1.05%	734,353	423,007	1,223,571	208,359	98,446
1.10%	78,136	73,568	69,058	48,755	20,622
1.15%	—	—	—	—	—
1.20%	536,076	173,270	250,874	67,711	71,741
1.25%	—	—	—	—	—
1.25%	12,484	6,887	—	767	—
1.25%	—	—	—	—	—
1.25%	719,441	1,654,229	—	2,333,554	—
1.25%	—	—	41,162	—	8,288
1.30%	248,504	168,642	134,189	28,190	18,083
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	81,106	8,055	24,479	597	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797

78  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	42,541	19,117	—	425	4,435
0.75%	5,645,437	1,844,791	620,604	431,341	660,415
0.85%	153,199	1,611,792	497,044	42,011	479,304
0.95%	2,315,627	1,686,832	392,208	300,958	606,957
1.00%	349,410	379,228	109,999	25,750	63,483
1.05%	142,931	889,841	228,134	58,882	374,883
1.10%	6,158	237,725	166,262	10,487	99,172
1.15%	—	—	—	—	—
1.20%	297,035	228,271	105,735	6,637	40,875
1.25%	—	—	—	—	—
1.25%	1,740	—	—	1,452	—
1.25%	—	—	—	1,852,297	—
1.25%	6,102,652	—	—	—	—
1.25%	—	7,126	9,891	—	3,287
1.30%	131	155,652	34,132	20	73,772
1.35%	—	—	584	—	—
1.40%	—	—	—	—	—
1.45%	—	16,436	1,085	236	5,208
1.50%	—	—	756	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	15,056,861	7,076,811	2,166,434	2,730,496	2,411,791

	Col VP		Col VP	Col VP	Col VP
	Multi-Strategy	Col VP	Select Lg	Select Sm	US Govt
	Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	—	2,167	—	—	20,283
0.75%	1,720	2,254,318	205,920	546,858	2,550,644
0.85%	54,910	332,125	166,610	157,951	847,170
0.95%	—	1,912,467	289,713	400,443	2,485,367
1.00%	4,466	157,885	62,697	61,715	219,009
1.05%	—	262,484	52,512	100,491	465,402
1.10%	3,810	113,544	23,985	12,754	33,812
1.15%	—	—	—	—	—
1.20%	—	266,407	10,502	48,805	129,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	27,696	3,347	2,183	6,555	14,669
1.30%	—	59,301	471	17,728	75,611
1.35%	—	25,647	—	—	—
1.40%	—	—	—	—	—
1.45%	—	10,572	10,806	—	65,157
1.50%	881	123	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	93,483	5,400,387	825,399	1,353,300	6,906,574

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  79

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	8,089	8,134	9,332	44,679	—
0.75%	738,304	135,784	2,287,000	5,146,420	2,425,350
0.85%	644,548	41,529	1,566,526	4,018,660	—
0.95%	562,659	158,941	2,266,169	3,368,375	1,907,479
1.00%	68,653	6,226	353,206	550,741	544,340
1.05%	202,170	73,793	1,636,172	2,357,254	—
1.10%	98,838	39,831	294,166	839,489	—
1.15%	—	—	—	—	—
1.20%	84,827	95,701	535,272	775,118	312,493
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,048	899	200,002	88,176	—
1.30%	82,553	77,595	385,656	662,590	—
1.35%	—	9,867	—	36,944	—
1.40%	—	—	—	3,740	—
1.45%	17,080	—	182,320	59,710	—
1.50%	—	4,253	—	16,402	—
1.55%	—	—	—	2,453	—
1.60%	—	—	—	92	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,533,769	652,553	9,715,821	17,970,843	5,189,662

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	27,182	395	—	17,745	60,657
0.75%	3,807,742	1,071,804	1,056,995	1,423,661	634,811
0.85%	2,421,543	980,339	2,093,240	1,217,765	580,084
0.95%	2,084,328	772,711	548,540	1,103,034	218,479
1.00%	438,739	126,085	59,462	185,997	17,402
1.05%	1,664,771	254,006	123,223	545,838	135,964
1.10%	433,010	67,380	—	53,286	823
1.15%	—	—	—	—	—
1.20%	294,130	98,658	26,475	168,015	34,343
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	64,477	20,879	—	16,066	10,894
1.30%	317,547	61,128	14,475	84,546	70,684
1.35%	5,721	—	5,301	—	2,119
1.40%	—	—	—	—	—
1.45%	33,670	12,797	3,070	4,326	29,841
1.50%	703	—	8,219	—	—
1.55%	—	—	—	—	—
1.60%	95	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	11,593,658	3,466,182	3,939,000	4,820,279	1,796,101

80  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	—	14,505	5,219	13,276	30,891
0.75%	1,059,490	2,014,103	54,215	1,740,602	2,395,191
0.85%	1,314,356	1,262,651	47,333	—	404,508
0.95%	702,811	1,538,974	263,695	1,274,035	1,231,849
1.00%	124,775	526,556	8,688	307,709	195,924
1.05%	514,683	754,440	16,939	—	225,335
1.10%	110,040	186,115	37,655	—	71,988
1.15%	—	—	—	—	—
1.20%	118,262	341,144	10,221	261,088	143,988
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,109	66,517	—	—	68,826
1.30%	76,289	327,979	—	—	8,451
1.35%	8,559	260	4,111	—	—
1.40%	3,926	3,697	—	—	—
1.45%	43,714	25,802	—	—	406
1.50%	819	—	—	—	—
1.55%	—	1,809	—	—	—
1.60%	80	100	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,086,913	7,064,652	448,076	3,596,710	4,777,357

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Bal Risk Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	42,110	10,807	38,480	2,691	68,559
0.75%	1,636,534	66,177	2,937,257	293,735	408,546
0.85%	126,494	78,377	690,219	—	424,156
0.95%	782,924	68,473	1,395,457	389,140	224,147
1.00%	257,275	10,706	385,407	7,334	2,122
1.05%	114,780	49,664	316,902	—	468,323
1.10%	9,854	—	92,510	—	40,061
1.15%	—	37,503	—	—	—
1.20%	315,943	19,935	456,013	102,458	13,080
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,820	—	5,047	—	5,031
1.30%	10,396	34,386	108,500	—	50,461
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	2,017	—	4,305
1.50%	—	3,339	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	3,298,130	379,367	6,427,809	795,358	1,708,791

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  81

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	—	—	—	48,997	—
0.75%	836,581	195,410	376,663	727,659	87,993
0.85%	698,222	—	427,983	—	61,812
0.95%	607,146	172,132	139,577	365,793	133,196
1.00%	57,026	—	4,507	27,851	52,773
1.05%	417,108	—	251,834	—	58,249
1.10%	49,820	—	9,650	—	19,135
1.15%	—	—	—	—	16,781
1.20%	117,644	—	29,113	29,521	32,740
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,880	—	5,433	—	804
1.30%	78,725	—	6,125	—	23,208
1.35%	—	—	—	—	3,199
1.40%	—	—	—	—	—
1.45%	6,292	—	562	—	—
1.50%	—	—	—	—	5,100
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,890,444	367,542	1,251,447	1,199,821	494,990

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	—	—	—	50	—
0.75%	20,788	—	725,173	1,052,702	1,061,076
0.85%	12,483	—	—	1,273,959	—
0.95%	116,368	833	285,646	504,958	747,859
1.00%	—	—	5,664	104,895	13,221
1.05%	2,011	4,828	—	613,576	—
1.10%	31,487	—	—	72,620	—
1.15%	—	—	—	—	—
1.20%	—	8,889	1,025	71,016	4,640
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	25,539	—
1.30%	—	—	—	110,837	—
1.35%	—	—	—	118	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	5,969	—
1.55%	—	—	—	—	—
1.60%	—	131	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	183,137	14,681	1,017,508	3,836,239	1,826,796

82  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	—	—	10,027	17,067	11,184
0.75%	13,355	1,770,358	952,323	1,059,038	751,997
0.85%	—	381,153	—	704,333	760,541
0.95%	3,138	1,295,331	669,670	810,592	357,455
1.00%	634	85,272	29,565	86,978	46,063
1.05%	4,510	299,965	—	568,512	291,241
1.10%	3,250	19,179	—	110,460	34,521
1.15%	—	—	—	—	—
1.20%	7,548	15,400	10,354	100,758	46,167
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	275	10,256	—	4,591	3,291
1.30%	381	36,188	—	121,979	44,232
1.35%	—	—	—	4,820	—
1.40%	—	—	—	3,639	—
1.45%	—	8,550	—	42,321	6,093
1.50%	—	—	—	5,295	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	33,091	3,921,652	1,671,939	3,640,383	2,352,785

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	7,447	134	8,499	12,480	—
0.75%	317,079	416,224	840,437	7,039,298	328,714
0.85%	260,800	204,033	944,332	4,676,733	316,457
0.95%	299,784	371,639	1,037,428	5,073,265	389,862
1.00%	25,065	28,740	153,106	988,973	52,279
1.05%	195,416	123,368	487,041	2,310,313	191,988
1.10%	53,869	36,824	119,905	563,762	18,154
1.15%	—	—	—	—	—
1.20%	38,114	38,309	252,251	1,147,750	37,790
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,594	2,499	17,348	67,227	580
1.30%	18,996	45,406	46,479	1,173,745	22,282
1.35%	16,709	—	506	—	91
1.40%	—	—	3,841	—	3,808
1.45%	7,773	12,138	1,350	171,969	331
1.50%	630	—	1,703	—	640
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,246,276	1,279,314	3,914,226	23,225,515	1,362,976

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  83

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	64,176	4,652	3,374	4,714	—
0.75%	2,820,677	2,680	47,117	419,824	482,233
0.85%	2,122,218	3,029	19,698	—	—
0.95%	2,309,038	69,111	186,924	284,307	142,225
1.00%	863,641	5,012	—	81,861	50,981
1.05%	1,490,723	2,656	1,109	—	—
1.10%	575,546	13,215	—	—	—
1.15%	139,727	—	—	—	—
1.20%	544,719	—	—	25,816	514
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	63,554	—	—	—	—
1.30%	507,854	4,812	3,168	—	—
1.35%	7,625	—	—	—	—
1.40%	—	—	—	—	—
1.45%	160,901	6,691	—	—	—
1.50%	1,024	—	—	—	—
1.55%	1,980	—	—	—	—
1.60%	—	—	156	—	—
1.65%	22,227	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	11,695,630	111,858	261,546	816,522	675,953

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	—	—	152,428	662,673	—
0.75%	322,067	23,992	3,262,646	7,158,712	19,155
0.85%	—	28,211	16,639,072	28,536,971	21,243
0.95%	142,965	8,766	6,751,605	3,107,529	55,196
1.00%	15,601	2,746	277,610	2,015,591	2,874
1.05%	—	9,591	1,085,359	10,550,685	4,212
1.10%	—	—	2,582,204	5,826,953	44,592
1.15%	—	—	—	—	—
1.20%	783	5,643	3,211,882	634,627	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	273	106,597	72,740	5,178
1.30%	—	—	948,091	3,166,252	—
1.35%	—	—	97,303	—	325
1.40%	—	—	—	—	—
1.45%	—	7,729	2,086,126	52,024	14,029
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	75,538	—	—
1.65%	—	—	—	—	—
1.70%	—	—	14,469	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	481,416	86,951	37,290,930	61,784,757	166,804

84  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	VP			VP
	BR Gl Infl	VP	VP	GS Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	—	—	1,068,859	—	—
0.75%	3,040,834	2,697,527	7,897,289	3,280	14,217,196
0.85%	1,549,002	9,027,233	23,394,369	7,154	80,414,263
0.95%	2,188,976	7,716,346	4,696,701	8,673	93,635,973
1.00%	510,943	415,393	1,160,980	—	2,008,805
1.05%	662,445	3,922,806	16,064,020	—	19,525,147
1.10%	89,539	3,852,018	8,000,816	15,184	19,672,805
1.15%	—	107,972	—	—	237,155
1.20%	581,999	6,489,414	1,296,644	—	60,672,033
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,348	47,110	401,303	—	88,489
1.30%	296,764	1,317,992	3,783,533	—	9,770,481
1.35%	—	205,733	—	—	2,016,066
1.40%	—	205,144	—	—	—
1.45%	14,066	4,507,938	2,212,609	—	12,890,456
1.50%	—	—	—	—	59,649
1.55%	—	563,569	—	—	991,139
1.60%	—	113,830	—	164	1,069,679
1.65%	—	—	—	—	—
1.70%	—	21,645	—	—	76,941
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	8,944,916	41,211,670	69,977,123	34,455	317,346,277

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	289,124	21,795	266,620	1,143,637	—
0.75%	68,667,933	10,482,528	38,780,542	5,745,177	18,793,807
0.85%	258,460,892	61,207,086	125,021,764	17,601,197	58,429,628
0.95%	39,320,870	36,965,049	18,867,562	27,234,693	13,588,008
1.00%	17,524,134	1,257,164	5,153,456	257,796	1,981,615
1.05%	117,715,494	6,254,975	48,803,078	7,945,038	33,067,460
1.10%	67,034,184	11,513,044	25,948,790	5,455,497	16,411,733
1.15%	—	—	—	1,258,520	—
1.20%	7,607,378	21,476,704	2,988,968	15,307,463	2,067,577
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	952,657	74,200	450,064	145,623	323,856
1.30%	33,786,394	3,561,856	10,404,833	4,760,421	9,908,630
1.35%	—	431,629	—	575,731	—
1.40%	—	2,379	—	622,115	—
1.45%	1,530,664	2,264,327	1,028,972	3,209,101	1,491,009
1.50%	—	19,973	—	24,030	—
1.55%	—	317,217	—	1,247,565	—
1.60%	—	—	—	76,260	—
1.65%	—	—	—	356,125	—
1.70%	—	73,303	—	119,868	—
1.75%	—	—	—	—	—
1.80%	—	—	—	87,750	—
1.85%	—	—	—	—	—

Total	612,889,724	155,923,229	277,714,649	93,173,607	156,063,323

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  85

		VP
	VP Ptnrs	Pyrford	VP	VP
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Vty Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	13,755	—	—	—	24,957
0.75%	1,445,811	10,608	900,589	138,097	2,844,584
0.85%	596,600	4,774	798,899	77,561	1,411,104
0.95%	839,997	9,457	343,572	33,144	1,850,745
1.00%	152,355	—	113,040	14,447	205,661
1.05%	200,963	6,907	358,903	65,355	734,211
1.10%	52,163	—	48,891	19,694	166,944
1.15%	—	—	—	—	—
1.20%	159,988	—	98,228	9,859	135,434
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,896	—	2,422	6,117	12,820
1.30%	92,838	—	106,091	14,813	208,282
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	2,352	327	16,738
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	3,557,366	31,746	2,772,987	379,414	7,611,480

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	33,204	—	4,322	87	—
0.75%	3,106,995	857,779	706,432	597,025	634,169
0.85%	1,738,987	—	396,822	330,369	369,670
0.95%	2,273,479	359,779	458,630	600,421	373,441
1.00%	411,376	97,670	111,656	96,587	37,836
1.05%	842,848	—	320,522	338,380	315,481
1.10%	228,806	—	50,668	32,225	155,055
1.15%	—	—	—	—	—
1.20%	281,167	31,569	42,864	40,847	37,256
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,103	—	—	13,106	30,196
1.30%	195,318	—	49,407	25,871	10,259
1.35%	—	—	—	338	13,166
1.40%	—	—	—	—	—
1.45%	66,557	—	9,077	11,560	6,360
1.50%	—	—	—	—	4,777
1.55%	—	—	—	—	—
1.60%	—	—	—	—	82
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	9,198,840	1,346,797	2,150,400	2,086,816	1,987,748

86  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

WA Var
Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	—
0.75%	12,397
0.85%	139
0.95%	33,377
1.00%	688
1.05%	—
1.10%	298
1.15%	—
1.20%	2,381
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1,330
1.30%	—
1.35%	319
1.40%	—
1.45%	—
1.50%	—
1.55%	—
1.60%	—
1.65%	—
1.70%	—
1.75%	—
1.80%	—
1.85%	—

Total	50,929

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS
	Dyn Asset	AB VPS	AB VPS	AB VPS	ALPS Alerian
	Alloc,	Global Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	$79	$78	$150	$40,170	$81
0.75%	6,808	229,541	3,457,967	5,279,068	84,861
0.85%	79	582,105	515,805	1,240,847	43,601
0.95%	79	105,923	2,144,217	2,771,614	37,262
1.00%	79	2,664	233,451	676,823	15,852
1.05%	79	434,856	405,353	504,590	45,858
1.10%	78	38,002	7,236	222,297	27,721
1.15%	78	—	—	—	81
1.20%	78	7,571	242,426	438,651	10,341
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	234	16,994	763	50,205	1,451
1.30%	78	3,548	110,521	165,438	62,231
1.35%	78	—	—	—	6,210
1.40%	78	—	—	—	81
1.45%	78	100	40,288	7,862	14,705
1.50%	78	—	—	—	775
1.55%	78	—	—	—	81
1.60%	78	—	—	—	81
1.65%	78	—	—	—	81
1.70%	78	—	—	—	80
1.75%	78	—	—	—	80
1.80%	78	—	—	—	80
1.85%	78	—	—	—	80

Total	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  87

					BlackRock
	AC VP	AC VP	AC VP	AC VP	Global
	Intl,	Mid Cap Val,	Ultra,	Val,	Alloc,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl III

0.55%	$113	$106	$116	$23,096	$18,541
0.75%	1,271,207	1,107,260	836,541	5,887,978	668,564
0.85%	—	2,108,465	674,122	3,473,219	503,026
0.95%	711,604	734,223	511,865	4,365,572	704,714
1.00%	124,078	94,745	132,336	675,959	320,676
1.05%	—	855,617	881,505	1,174,217	556,442
1.10%	—	114,538	4,631	185,237	160,943
1.15%	—	—	—	104	163,365
1.20%	35,974	68,589	66,026	520,264	348,037
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	17,928	2,903	32,800	27,757
1.30%	—	134,046	18,485	226,561	152,254
1.35%	—	—	—	23,238	3,764
1.40%	—	—	—	103	8,475
1.45%	—	30,951	3,287	72,868	7,291
1.50%	—	—	—	16,142	925
1.55%	—	—	—	121	87
1.60%	—	—	—	121	87
1.65%	—	—	—	103	87
1.70%	—	—	—	120	10,638
1.75%	—	—	—	86	80
1.80%	—	—	—	102	87
1.85%	—	—	—	86	80

Total	$2,142,976	$5,266,468	$3,131,817	$16,678,097	$3,655,920

				Col VP	Col VP
	Calvert	Col VP	Col VP	Commodity	Contrarian
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$3,373	$12	$1,975	$71	$12
0.75%	978,314	2,079,172	3,899,507	71	54,586
0.85%	—	765,615	1,279,154	9,743	41,344
0.95%	567,129	1,100,770	3,433,522	1,659	37,062
1.00%	38,416	271,292	528,548	71	12
1.05%	—	267,775	1,409,317	71	14,794
1.10%	—	25,228	247,813	30,190	12
1.15%	—	69,267	—	71	12
1.20%	38,447	502,008	367,672	71	15,478
1.25%	—	—	—	—	—
1.25%	—	42,992	54,170	—	—
1.25%	—	—	—	—	—
1.25%	—	5,713,391	2,790,790	—	—
1.25%	—	—	—	71	12
1.30%	—	88,330	159,183	9,888	8,755
1.35%	—	15,534	—	71	4,110
1.40%	—	13	—	71	12
1.45%	—	99,165	55,244	71	12
1.50%	—	15,744	—	71	12
1.55%	—	16	—	71	12
1.60%	—	16	—	71	12
1.65%	—	13	—	71	12
1.70%	—	16	—	71	12
1.75%	—	11	—	71	12
1.80%	—	13	—	71	12
1.85%	—	11	—	71	12

Total	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

88  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

				Col VP
	Col VP	Col VP	Col VP	Emerg Mkts	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$72	$3,054	$19,541	$75	$50,128
0.75%	72	12,301,587	13,035,885	71,438	3,333,364
0.85%	73	4,038,870	3,576,082	23,945	1,648,004
0.95%	72	9,417,881	8,638,494	58,623	2,293,257
1.00%	73	1,973,833	1,829,339	14,480	472,631
1.05%	4,382	2,307,381	1,887,535	9,451	1,055,102
1.10%	72	394,880	322,065	2,069	352,337
1.15%	72	—	—	68	—
1.20%	72	1,930,569	1,239,342	10,809	266,334
1.25%	—	—	7,622,225	—	3,745,022
1.25%	—	92,825	48,305	—	60,355
1.25%	—	—	—	—	—
1.25%	—	4,690,741	—	—	—
1.25%	72	—	—	68	—
1.30%	72	910,575	355,730	68	145,164
1.35%	72	—	—	68	—
1.40%	72	—	—	68	—
1.45%	72	356,338	55,731	68	41,100
1.50%	72	—	—	68	—
1.55%	72	—	—	68	—
1.60%	72	—	—	68	—
1.65%	72	—	—	68	—
1.70%	72	—	—	68	—
1.75%	72	—	—	68	—
1.80%	72	—	—	68	—
1.85%	72	—	—	68	—

Total	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

	Col VP	Col VP			Col VP
	Global	Hi Yield	Col VP	Col VP	Lg Cap
	Bond,	Bond,	Inc Opp,	Intl Opp,	Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$5,728	$1,192	$9,596	$15,227	$4,394
0.75%	4,100,744	6,038,734	3,142,179	971,764	2,097,450
0.85%	1,242,480	1,360,374	1,418,475	200,198	468,242
0.95%	3,266,400	4,633,545	2,245,777	894,127	1,339,548
1.00%	515,367	733,913	328,103	172,757	334,419
1.05%	923,560	726,285	2,064,642	277,146	147,223
1.10%	97,806	125,831	116,157	64,573	30,776
1.15%	—	—	—	—	—
1.20%	806,794	435,111	434,402	151,619	130,917
1.25%	—	—	—	—	—
1.25%	15,474	11,650	—	1,120	—
1.25%	—	—	—	—	—
1.25%	1,287,921	3,953,032	—	3,854,677	—
1.25%	—	—	68,439	—	12,228
1.30%	306,719	284,212	222,502	36,783	26,592
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	99,033	13,424	40,129	17,647	109
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  89

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$70,859	$30,548	$106	$834	$8,119
0.75%	6,665,830	2,905,201	732,887	805,351	1,332,278
0.85%	232,194	2,758,288	648,558	71,579	791,772
0.95%	2,691,956	2,615,950	449,272	544,844	1,203,342
1.00%	672,596	585,688	125,523	53,456	125,255
1.05%	213,421	1,500,201	293,513	98,842	610,235
1.10%	9,160	399,173	212,947	17,539	160,735
1.15%	—	—	93	—	—
1.20%	560,939	347,331	118,819	13,498	79,234
1.25%	—	—	—	—	—
1.25%	2,704	—	—	2,400	—
1.25%	—	—	—	2,626,108	—
1.25%	11,854,456	—	—	—	—
1.25%	—	11,853	12,521	—	5,269
1.30%	338	257,658	43,081	108	117,778
1.35%	—	—	901	—	—
1.40%	—	—	93	—	—
1.45%	143	26,895	1,353	511	8,221
1.50%	—	—	945	—	—
1.55%	—	—	90	—	—
1.60%	—	—	90	—	—
1.65%	—	—	93	—	—
1.70%	—	—	89	—	—
1.75%	—	—	84	—	—
1.80%	—	—	93	—	—
1.85%	—	—	84	—	—

Total	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

			Col VP	Col VP	Col VP
	Col VP	Col VP	Select Lg	Select Sm	US Govt
	Multi-Strategy Alt,	S&P 500,	Cap Val,	Cap Val,	Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$9	$3,755	$94	$150	$23,059
0.75%	1,643	3,198,380	363,499	1,245,092	3,256,036
0.85%	52,120	530,188	267,166	283,316	919,354
0.95%	9	2,642,231	502,180	892,814	3,090,039
1.00%	4,243	337,129	108,195	184,795	238,379
1.05%	10	412,877	82,965	177,611	497,766
1.10%	3,618	177,910	37,755	22,459	36,033
1.15%	10	14	—	—	—
1.20%	10	556,423	17,806	142,646	137,897
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,212	5,305	3,515	11,412	15,454
1.30%	10	91,546	848	30,759	79,408
1.35%	10	44,806	—	—	—
1.40%	10	14	—	—	—
1.45%	10	16,137	16,572	129	104,950
1.50%	841	156	—	—	—
1.55%	10	17	—	—	—
1.60%	10	17	—	—	—
1.65%	10	14	—	—	—
1.70%	10	17	—	—	—
1.75%	10	12	—	—	—
1.80%	10	14	—	—	—
1.85%	10	12	—	—	—

Total	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

90  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		DWS
	CS	Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl 2

0.55%	$6,287	$8,171	$12,345	$70,087	$234
0.75%	565,736	135,949	2,988,364	7,940,429	4,431,757
0.85%	500,654	41,508	2,014,960	6,660,988	—
0.95%	424,443	158,590	2,907,413	5,127,455	3,378,527
1.00%	51,637	6,207	451,343	833,434	1,123,559
1.05%	154,754	73,507	2,073,457	3,858,653	—
1.10%	75,365	39,643	371,182	1,365,593	—
1.15%	—	78	—	136	—
1.20%	62,817	95,086	673,589	1,155,792	630,760
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,638	971	249,695	141,839	—
1.30%	61,978	76,965	479,652	1,062,112	—
1.35%	—	9,780	—	63,038	—
1.40%	—	77	—	5,040	—
1.45%	12,683	77	224,254	137,802	—
1.50%	—	4,135	—	19,518	—
1.55%	—	77	—	4,318	—
1.60%	—	77	—	316	—
1.65%	—	77	—	135	—
1.70%	—	77	—	160	—
1.75%	—	73	—	147	—
1.80%	—	77	—	134	—
1.85%	—	73	—	147	—

Total	$1,935,992	$651,275	$12,446,254	$28,447,273	$9,564,837

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2

0.55%	$62,875	$668	$73	$19,612	$65,124
0.75%	12,952,729	2,020,159	1,040,999	2,950,401	680,527
0.85%	4,437,346	1,303,086	2,060,067	1,133,436	621,377
0.95%	6,902,415	1,422,460	539,449	2,212,471	233,858
1.00%	1,557,581	292,884	58,455	334,726	18,700
1.05%	3,005,504	332,680	121,092	500,513	145,428
1.10%	779,237	87,924	73	48,688	960
1.15%	140	—	73	—	79
1.20%	1,020,954	224,079	26,061	295,793	36,694
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	114,619	26,942	73	14,512	11,636
1.30%	562,995	78,526	14,272	76,097	75,465
1.35%	9,447	—	5,271	—	2,341
1.40%	140	—	73	—	79
1.45%	59,031	16,270	3,081	3,850	31,904
1.50%	1,041	—	8,051	—	79
1.55%	118	—	73	—	79
1.60%	274	—	73	—	79
1.65%	139	—	73	—	79
1.70%	118	—	73	—	79
1.75%	183	—	73	—	79
1.80%	138	—	73	—	79
1.85%	183	—	73	—	79

Total	$31,467,207	$5,805,678	$3,877,674	$7,590,099	$1,924,804

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  91

					GS VIT
	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	U.S. Eq
	Sm Cap Val,	Mutual Shares,	Temp Global Bond,	Mid Cap Val,	Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.55%	$118	$24,896	$5,225	$27,625	$50,468
0.75%	3,766,132	3,823,911	53,185	6,368,594	3,371,034
0.85%	2,377,446	1,790,632	46,498	—	596,885
0.95%	2,433,112	2,850,149	258,313	4,517,149	1,690,213
1.00%	389,942	1,141,700	8,606	911,984	410,919
1.05%	917,346	1,054,391	16,581	—	327,584
1.10%	195,370	258,967	36,846	—	104,285
1.15%	112	101	98	—	—
1.20%	361,736	723,373	9,995	757,243	295,236
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,990	91,563	98	—	98,597
1.30%	133,449	449,791	97	—	12,054
1.35%	16,619	518	4,113	—	—
1.40%	5,638	5,005	97	—	—
1.45%	75,616	34,993	98	—	575
1.50%	1,146	114	97	—	—
1.55%	133	2,909	97	—	—
1.60%	287	266	97	—	—
1.65%	111	101	97	—	—
1.70%	132	112	97	—	—
1.75%	124	113	97	—	—
1.80%	111	100	97	—	—
1.85%	125	113	97	—	—

Total	$10,690,795	$12,253,818	$440,626	$12,582,595	$6,957,850

		Invesco VI
	Invesco VI	Bal Risk	Invesco VI	Invesco VI	Invesco
	Am Fran,	Alloc,	Comstock,	Div Divd,	VI Global Hlth,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

0.55%	$56,762	$10,728	$67,085	$3,808	$126,028
0.75%	2,200,837	65,144	5,033,005	413,436	739,549
0.85%	169,653	77,098	1,081,079	—	805,089
0.95%	1,048,288	67,308	2,347,625	544,809	399,653
1.00%	344,202	10,594	645,220	10,250	3,762
1.05%	153,426	48,781	489,069	—	875,438
1.10%	13,161	73	142,238	—	74,593
1.15%	—	36,879	—	—	—
1.20%	421,258	19,559	750,179	142,488	22,876
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,424	73	7,673	—	9,447
1.30%	13,838	33,783	164,321	—	92,557
1.35%	—	73	—	—	—
1.40%	—	73	—	—	—
1.45%	202	73	3,023	—	7,989
1.50%	—	3,342	—	—	—
1.55%	—	73	—	—	—
1.60%	—	73	—	—	—
1.65%	—	73	—	—	—
1.70%	—	73	—	—	—
1.75%	—	73	—	—	—
1.80%	—	73	—	—	—
1.85%	—	73	—	—	—

Total	$4,424,051	$374,092	$10,730,517	$1,114,791	$3,156,981

92  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Invesco	Invesco VI	Invesco VI	Invesco	Ivy VIP
	VI Intl Gro,	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Asset
Subaccount	Ser II	Ser I	Ser II	Ser I	Strategy

0.55%	$169	$—	$102	$82,195	$89
0.75%	1,447,052	259,675	498,984	831,694	105,944
0.85%	1,054,862	—	566,402	—	74,368
0.95%	1,032,824	228,115	184,407	407,983	160,134
1.00%	96,780	102	5,949	59,415	63,423
1.05%	620,838	—	332,165	—	69,978
1.10%	73,940	—	12,717	—	23,069
1.15%	—	—	—	—	20,235
1.20%	195,995	102	38,303	61,588	39,378
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	32,106	—	7,142	—	1,054
1.30%	115,033	—	8,045	—	27,919
1.35%	—	—	—	—	3,924
1.40%	—	—	—	—	89
1.45%	9,112	—	736	—	88
1.50%	—	—	—	—	6,196
1.55%	—	—	—	—	88
1.60%	—	—	—	—	88
1.65%	—	—	—	—	88
1.70%	—	—	—	—	88
1.75%	—	—	—	—	88
1.80%	—	—	—	—	88
1.85%	—	—	—	—	88

Total	$4,678,711	$487,994	$1,654,952	$1,442,875	$596,504

		Janus Aspen	Janus Aspen
	Janus Aspen	Gbl Alloc	Global	Janus Aspen	Janus Aspen
	Flex Bond,	Mod,	Tech,	Janus,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$74	$90	$—	$174	$—
0.75%	20,472	90	597,673	1,448,023	1,760,042
0.85%	12,284	90	—	1,740,505	—
0.95%	114,429	1,070	229,270	685,192	1,207,970
1.00%	73	89	16,315	141,829	43,009
1.05%	2,050	5,770	—	827,446	—
1.10%	30,930	90	—	97,678	—
1.15%	73	89	—	134	—
1.20%	73	10,433	2,886	94,819	14,719
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	73	89	—	33,952	—
1.30%	73	89	—	146,836	—
1.35%	73	89	—	350	—
1.40%	73	89	—	133	—
1.45%	73	89	—	92	—
1.50%	73	80	—	7,250	—
1.55%	73	89	—	156	—
1.60%	73	241	—	156	—
1.65%	73	89	—	132	—
1.70%	73	89	—	155	—
1.75%	73	80	—	148	—
1.80%	73	88	—	132	—
1.85%	73	80	—	147	—

Total	$181,407	$19,092	$846,144	$5,225,439	$3,025,740

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  93

	Lazard Ret	MFS	MFS	MFS	MS UIF
	Global Dyn MA,	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,
Subaccount	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

0.55%	$83	$114	$24,696	$45,622	$13,933
0.75%	15,099	1,886,810	1,769,381	3,101,196	923,035
0.85%	82	675,138	—	1,388,970	945,275
0.95%	3,606	1,344,758	1,211,391	2,325,193	432,039
1.00%	793	176,153	88,757	361,865	55,637
1.05%	5,143	523,496	—	1,111,698	356,572
1.10%	3,728	33,367	—	213,825	42,057
1.15%	82	—	—	128	—
1.20%	8,542	31,116	30,360	419,814	54,716
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	390	17,633	—	8,791	3,971
1.30%	509	61,976	—	232,520	53,218
1.35%	82	—	—	8,014	—
1.40%	82	—	—	4,751	—
1.45%	82	14,482	—	79,839	7,241
1.50%	82	—	—	5,734	—
1.55%	82	—	—	155	—
1.60%	82	—	—	155	—
1.65%	82	—	—	127	—
1.70%	82	—	—	154	—
1.75%	82	—	—	131	—
1.80%	82	—	—	127	—
1.85%	82	—	—	130	—

Total	$38,959	$4,765,043	$3,124,585	$9,308,939	$2,887,694

				Oppen	Oppen
	MS UIF	NB AMT	Oppen	Global	Main St Sm Cap
	Mid Cap Gro,	Intl Eq,	Global VA,	Strategic Inc VA,	VA,
Subaccount	Cl II	Cl S	Serv	Srv	Serv

0.55%	$13,334	$263	$16,597	$19,246	$156
0.75%	559,194	458,012	1,614,960	10,675,799	672,767
0.85%	529,745	253,479	1,507,486	6,759,939	571,125
0.95%	520,591	402,682	1,956,982	7,580,712	782,808
1.00%	43,395	31,011	287,538	1,466,342	104,557
1.05%	391,378	151,026	766,355	3,300,194	341,131
1.10%	107,275	44,916	187,851	799,498	32,159
1.15%	99	—	176	72	112
1.20%	64,923	40,802	465,174	1,670,830	74,204
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,054	3,022	26,877	94,266	1,144
1.30%	37,324	54,544	71,747	1,640,491	38,886
1.35%	27,970	—	962	72	307
1.40%	99	—	5,366	72	5,545
1.45%	15,094	14,426	2,062	237,699	697
1.50%	871	—	2,141	72	899
1.55%	119	—	152	72	133
1.60%	118	—	152	72	133
1.65%	98	—	174	72	111
1.70%	118	—	151	72	131
1.75%	91	—	170	72	121
1.80%	98	—	173	72	111
1.85%	91	—	170	72	121

Total	$2,321,079	$1,454,183	$6,913,416	$34,245,808	$2,627,358

94  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		PIMCO VIT
	PIMCO	Glb MA	PIMCO VIT	Put VT	Put VT
	VIT All Asset,	Man Alloc,	Tot Return,	Global Hlth Care,	Intl Eq,
Subaccount	Advisor Cl	Adv Cl	Advisor Cl	Cl IB	Cl IB

0.55%	$94,254	$4,407	$5,172	$9,873	$127
0.75%	4,079,281	2,602	45,354	806,544	805,381
0.85%	3,060,286	2,927	18,948	—	—
0.95%	3,288,389	65,038	179,669	532,879	237,250
1.00%	1,225,540	4,784	2,039	187,408	104,672
1.05%	2,117,830	2,566	3,103	—	—
1.10%	814,679	12,405	2,037	—	—
1.15%	148,970	71	2,037	—	—
1.20%	760,992	71	2,036	57,798	1,032
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88,907	71	2,035	—	—
1.30%	708,477	4,502	5,072	—	—
1.35%	9,098	71	2,034	—	—
1.40%	79	71	2,033	—	—
1.45%	221,956	6,244	2,032	—	—
1.50%	1,068	67	2,032	—	—
1.55%	2,435	71	2,031	—	—
1.60%	88	70	2,179	—	—
1.65%	23,492	70	2,030	—	—
1.70%	88	70	2,029	—	—
1.75%	72	67	2,028	—	—
1.80%	79	70	2,028	—	—
1.85%	72	67	2,027	—	—

Total	$16,646,132	$106,382	$289,985	$1,594,502	$1,148,462

					VP
	Put VT	VanEck VIP	VP	VP	AQR Man
	Multi-Cap Gro,	Global Gold,	Aggr,	Aggr,	Fut Strategy,
Subaccount	Cl IB	Cl S	Cl 2	Cl 4	Cl 2

0.55%	$123	$59	$224,338	$976,571	$76
0.75%	538,466	18,410	4,765,936	10,471,003	19,759
0.85%	—	21,634	24,221,454	41,597,522	21,897
0.95%	237,456	6,775	9,790,870	4,512,294	56,856
1.00%	25,870	2,162	401,855	2,921,850	3,035
1.05%	—	7,403	1,568,006	15,261,413	4,410
1.10%	—	59	3,723,824	8,414,520	45,884
1.15%	—	59	13	—	76
1.20%	1,411	4,375	4,614,519	913,041	76
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	267	152,884	104,453	5,398
1.30%	—	59	1,356,973	4,537,878	76
1.35%	—	59	144,706	—	410
1.40%	—	59	13	—	76
1.45%	—	5,961	2,969,473	74,158	14,474
1.50%	—	59	11	—	76
1.55%	—	59	15	—	76
1.60%	—	59	111,378	—	76
1.65%	—	59	13	—	76
1.70%	—	59	21,273	—	76
1.75%	—	59	11	—	76
1.80%	—	59	13	—	76
1.85%	—	59	11	—	76

Total	$803,326	$67,813	$54,067,589	$89,784,703	$173,111

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  95

	VP			VP GS
	BR Gl Infl	VP	VP	Commodity	VP
	Prot Sec,	Conserv,	Conserv,	Strategy,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$71	$12	$1,257,838	$71	$14
0.75%	3,968,172	3,153,398	9,224,236	3,095	18,846,144
0.85%	1,955,529	10,516,865	27,231,325	6,658	106,313,411
0.95%	2,805,261	8,954,713	5,445,868	8,051	123,214,670
1.00%	651,806	481,198	1,343,963	71	2,638,725
1.05%	823,781	4,535,151	18,554,876	71	25,595,632
1.10%	110,969	4,445,467	9,225,943	13,954	25,745,328
1.15%	—	113,303	—	71	269,460
1.20%	729,099	7,460,919	1,489,640	71	79,159,878
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,694	54,064	460,031	71	115,152
1.30%	362,312	1,509,746	4,329,673	71	12,689,707
1.35%	—	236,507	—	71	2,651,916
1.40%	—	214,327	—	71	12
1.45%	17,028	5,134,387	2,518,009	71	16,649,330
1.50%	—	10	—	71	62,557
1.55%	—	643,498	—	71	1,294,903
1.60%	—	129,738	—	221	1,394,897
1.65%	—	10	—	71	11
1.70%	—	24,582	—	71	99,989
1.75%	—	10	—	71	11
1.80%	—	11	—	71	12
1.85%	—	10	—	71	11

Total	$11,436,722	$47,607,926	$81,081,402	$33,186	$416,741,770

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

0.55%	$386,704	$30,690	$375,935	$1,432,131	$12
0.75%	91,158,509	14,649,750	54,272,980	7,140,853	23,413,416
0.85%	341,927,202	85,241,291	174,358,472	21,800,653	72,542,260
0.95%	51,817,544	51,284,435	26,212,535	33,603,923	16,805,007
1.00%	23,056,154	1,741,226	7,148,143	317,466	2,446,747
1.05%	154,536,964	8,644,796	67,543,160	9,765,324	40,739,846
1.10%	87,856,782	15,885,358	35,852,938	6,694,114	20,186,128
1.15%	—	12	—	1,369,888	—
1.20%	9,932,543	29,583,468	4,114,287	18,712,118	2,533,481
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,241,621	101,762	618,353	177,695	396,092
1.30%	43,943,447	4,876,981	14,266,685	5,797,123	12,094,002
1.35%	—	604,157	—	705,814	—
1.40%	—	2,807	—	674,258	—
1.45%	1,980,285	3,083,802	1,403,314	3,886,331	1,810,200
1.50%	—	21,587	—	24,552	—
1.55%	—	440,940	—	1,519,048	—
1.60%	—	14	—	92,679	—
1.65%	—	12	—	384,300	—
1.70%	—	101,370	—	145,179	—
1.75%	—	11	—	10	—
1.80%	—	12	—	94,447	—
1.85%	—	11	—	10	—

Total	$807,837,755	$216,294,492	$386,166,802	$114,337,916	$192,967,191

96  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

		VP
	VP Ptnrs	Pyrford	VP	VP
	Sm Cap Val,	Intl Eq,	Sit Divd Gro,	Vty Estb Val,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 3	Intl

0.55%	$28,306	$79	$13	$100	$64,644
0.75%	4,233,076	11,172	1,187,917	260,568	6,870,823
0.85%	1,053,085	5,103	1,076,870	136,479	2,463,399
0.95%	2,399,227	10,024	446,275	61,375	4,344,384
1.00%	463,513	79	146,454	26,632	914,982
1.05%	349,181	7,338	476,878	113,298	1,262,794
1.10%	90,354	79	64,612	34,020	286,180
1.15%	—	79	—	—	—
1.20%	475,994	79	125,276	17,847	589,443
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,970	79	3,170	10,454	21,710
1.30%	158,711	79	138,304	25,210	351,544
1.35%	—	79	—	—	—
1.40%	—	79	—	—	—
1.45%	15	78	3,032	675	27,934
1.50%	—	78	—	—	—
1.55%	—	78	—	—	—
1.60%	—	78	—	—	—
1.65%	—	78	—	—	—
1.70%	—	78	—	—	—
1.75%	—	78	—	—	—
1.80%	—	78	—	—	—
1.85%	—	78	—	—	—

Total	$9,256,432	$35,050	$3,668,801	$686,658	$17,197,837

		WF Adv VT Index	WF Adv VT	WF Adv VT	WF Adv VT Sm
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$68,189	$—	$6,570	$324	$108
0.75%	9,420,026	1,495,036	1,076,821	1,359,844	1,418,462
0.85%	3,175,354	—	464,542	600,267	846,873
0.95%	6,723,109	611,351	672,159	1,260,692	814,515
1.00%	1,287,463	190,487	162,880	264,328	136,589
1.05%	1,516,271	—	369,668	605,731	712,018
1.10%	409,948	—	58,217	57,466	348,639
1.15%	—	—	—	101	107
1.20%	860,509	59,671	61,398	109,438	131,510
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	35,634	—	86	23,113	67,141
1.30%	344,911	—	55,932	45,462	22,727
1.35%	—	—	—	689	24,964
1.40%	—	—	—	101	107
1.45%	116,136	—	10,162	20,086	13,933
1.50%	—	—	—	88	6,548
1.55%	—	—	—	118	131
1.60%	—	—	—	118	285
1.65%	—	—	—	100	107
1.70%	—	—	—	118	131
1.75%	—	—	—	87	103
1.80%	—	—	—	100	106
1.85%	—	—	—	87	102

Total	$23,957,550	$2,356,545	$2,938,435	$4,348,458	$4,545,206

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  97

WA Var
Global
Hi Yd Bond,
Subaccount	Cl II

0.55%	$76
0.75%	12,591
0.85%	216
0.95%	33,849
1.00%	773
1.05%	75
1.10%	377
1.15%	75
1.20%	2,485
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1,421
1.30%	75
1.35%	398
1.40%	75
1.45%	75
1.50%	75
1.55%	75
1.60%	75
1.65%	75
1.70%	75
1.75%	75
1.80%	75
1.85%	75

Total	$53,161

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Dyn Asset Alloc, Cl B
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00%	(11)	to	4.09%	(11)

AB VPS Global Thematic Gro, Cl B
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%	)	to	(24.51%	)
2010	1,614	$1.28	to	$1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%		to	16.88%
2009	2,013	$1.08	to	$1.14	$2,257	—	0.55%	to	1.45%	52.30%		to	50.93%

AB VPS Gro & Inc, Cl B
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	7,059	$1.03	to	$0.93	$7,521	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	9,067	$0.92	to	$0.84	$8,650	3.51%	0.55%	to	1.45%	19.69%		to	18.62%

AB VPS Intl Val, Cl B
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%	)	to	(20.60%	)
2010	14,110	$1.11	to	$0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%		to	2.80%
2009	30,983	$1.07	to	$0.78	$36,824	0.83%	0.55%	to	1.45%	33.62%		to	32.42%

ALPS Alerian Engy Infr, Class III
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81%	(12)	to	5.88%	(12)

98  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Intl, Cl II
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24	to	$1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%	)	to	(13.23%	)
2010	2,127	$1.42	to	$1.75	$2,952	2.28%	0.55%	to	1.20%	12.52%		to	11.79%
2009	2,381	$1.26	to	$1.56	$2,948	2.04%	0.55%	to	1.20%	32.90%		to	32.04%

AC VP Mid Cap Val, Cl II
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%	)	to	(2.27%	)
2010	4,193	$1.04	to	$1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
2009	13,136	$0.88	to	$1.06	$13,258	4.07%	0.55%	to	1.45%	29.09%		to	27.93%

AC VP Ultra, Cl II
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%	)
2010	2,392	$1.07	to	$1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
2009	2,530	$0.93	to	$0.99	$2,403	0.16%	0.55%	to	1.45%	33.78%		to	32.59%

AC VP Val, Cl II
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31%	(11)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87%	(10)
2011	10,663	$1.17	to	$1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%	)
2010	12,667	$1.17	to	$1.16	$17,018	2.04%	0.55%	to	1.70%	12.42%		to	15.19%	(6)
2009	13,656	$1.04	to	$0.92	$16,532	5.50%	0.55%	to	1.45%	19.07%		to	18.00%

BlackRock Global Alloc, Cl III
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33%	(11)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68%	(10)	to	1.83%	(10)

Calvert VP SRI Bal
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12	to	$1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%
2009	2,397	$1.01	to	$1.15	$2,240	1.89%	0.55%	to	1.20%	24.61%		to	23.80%

Col VP Bal, Cl 3
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58%	(11)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61%	(10)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17	to	$1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89%	(6)
2009	9,658	$1.05	to	$0.95	$11,637	—	0.55%	to	1.45%	23.55%		to	22.44%

Col VP Cash Mgmt, Cl 3
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%	)	to	(1.43%	)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.43%	)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.43%	)
2010	24,625	$1.11	to	$1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.42%	)
2009	38,573	$1.12	to	$1.04	$43,299	0.07%	0.55%	to	1.45%	(0.40%	)	to	(1.29%	)

Col VP Commodity Strategy, Cl 2
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82%	)(12)	to	(6.65%	)(12)

Col VP Contrarian Core, Cl 2
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89%	(11)	to	18.84%	(11)

Col VP Core Bond, Cl 2
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45%	)(12)	to	(5.29%	)(12)

Col VP Div Bond, Cl 3
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%	)	to	(3.80%	)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27	to	$1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
2009	219,232	$1.18	to	$1.12	$269,617	4.24%	0.55%	to	1.45%	13.79%		to	12.77%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  99

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Divd Opp, Cl 3
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%	)	to	(6.38%	)
2010	35,043	$1.32	to	$1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	150,449	$1.14	to	$0.89	$166,409	—	0.55%	to	1.45%	26.76%		to	25.62%

Col VP Emerg Mkts Bond, Cl 2
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44%	)(11)	to	(10.27%	)(11)

Col VP Emer Mkts, Cl 3
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%	)	to	(3.22%	)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%	)	to	(22.16%	)
2010	10,114	$2.50	to	$1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
2009	21,819	$2.10	to	$1.38	$40,000	0.38%	0.55%	to	1.45%	73.13%		to	71.58%

Col VP Global Bond, Cl 3
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%	)	to	(9.04%	)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29	to	$1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
2009	67,102	$1.21	to	$1.18	$91,076	1.83%	0.55%	to	1.45%	10.77%		to	9.77%

Col VP Hi Yield Bond, Cl 3
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51	to	$1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
2009	18,233	$1.33	to	$1.19	$29,089	9.98%	0.55%	to	1.45%	53.01%		to	51.64%

Col VP Inc Opp, Cl 3
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46	to	$1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
2009	82,468	$1.30	to	$1.20	$101,923	4.50%	0.55%	to	1.45%	41.61%		to	40.35%

Col VP Intl Opp, Cl 3
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%	)	to	(13.68%	)
2010	7,317	$1.41	to	$1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	9,065	$1.25	to	$0.95	$9,825	1.56%	0.55%	to	1.45%	26.84%		to	25.71%

Col VP Lg Cap Gro, Cl 3
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%	)	to	(4.62%	)
2010	8,572	$1.11	to	$1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
2009	9,988	$0.95	to	$0.87	$5,165	—	0.55%	to	1.45%	36.24%		to	35.02%

Col VP Lg Core Quan, Cl 3
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06	to	$0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	29,751	$0.91	to	$0.82	$24,542	—	0.55%	to	1.45%	23.47%		to	22.36%

Col VP Marsico Gro, Cl 1
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%	)	to	(4.04%	)
2010	14,009	$1.10	to	$1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	119,442	$0.91	to	$0.96	$113,536	0.88%	0.55%	to	1.45%	25.97%		to	24.84%

100  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Marsico Intl Opp, Cl 2
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16%	(11)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35%	(10)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%	)	to	(17.60%	)
2010	3,359	$1.01	to	$1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33%	(6)
2009	4,521	$0.89	to	$0.98	$4,184	1.90%	0.55%	to	1.45%	37.19%		to	35.96%

Col VP Mid Cap Gro Opp, Cl 3
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%	)	to	(16.29%	)
2010	4,198	$1.43	to	$1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	5,343	$1.14	to	$1.10	$5,705	—	0.55%	to	1.45%	62.51%		to	61.05%

Col VP Mid Cap Val Opp, Cl 3
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%	)	to	(9.81%	)
2010	3,970	$1.25	to	$1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	10,980	$1.02	to	$0.92	$11,119	—	0.55%	to	1.45%	40.16%		to	38.91%

Col VP Multi-Strategy Alt, Cl 2
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12%	)(11)	to	(5.96%	)(11)

Col VP S&P 500, Cl 3
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90%	(11)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24%	(10)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%	)
2010	8,319	$1.14	to	$1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36%	(6)
2009	10,144	$1.00	to	$0.91	$8,614	—	0.55%	to	1.45%	25.31%		to	24.18%

Col VP Select Lg Cap Val, Cl 3
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%	)	to	(3.11%	)
2010	597	$1.14	to	$1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	281	$0.95	to	$0.84	$256	—	0.55%	to	1.45%	25.44%		to	24.31%

Col VP Select Sm Cap Val, Cl 3
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%	)	to	(9.83%	)
2010	1,873	$1.23	to	$1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	2,096	$0.97	to	$0.90	$2,443	—	0.55%	to	1.45%	39.05%		to	37.80%

Col VP US Govt Mtge, Cl 3
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%	)	to	(3.38%	)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%	)
2010	15,888	$1.14	to	$1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%
2009	16,368	$1.12	to	$1.05	$19,932	3.15%	0.55%	to	1.45%	4.95%		to	4.01%

CS Commodity Return
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%	)	to	(11.56%	)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%	)	to	(3.51%	)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%	)	to	(13.91%	)
2010	4,370	$1.03	to	$1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
2009	4,680	$0.89	to	$0.88	$4,131	12.12%	0.55%	to	1.45%	18.82%		to	17.75%

DWS Alt Asset Alloc VIP, Cl B
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35%	)(11)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67%	(10)	to	2.80%	(10)

EV VT Floating-Rate Inc
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
2010	9,857	$1.18	to	$1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%		to	7.55%
2009	54,109	$1.08	to	$1.05	$57,630	4.79%	0.55%	to	1.45%	43.52%		to	42.23%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  101

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Contrafund, Serv Cl 2
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98%	(11)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72%	(10)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%	)	to	(4.42%	)
2010	26,229	$1.08	to	$1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%		to	19.32%	(6)
2009	47,996	$0.93	to	$0.97	$45,708	0.92%	0.55%	to	1.45%	34.73%		to	33.52%

Fid VIP Gro & Inc, Serv Cl 2
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13	to	$1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
2010	9,834	$1.12	to	$1.31	$11,606	0.44%	0.55%	to	1.20%	13.92%		to	13.18%
2009	12,843	$0.98	to	$1.16	$13,318	0.83%	0.55%	to	1.20%	26.33%		to	25.50%

Fid VIP Mid Cap, Serv Cl 2
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16%	(11)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79%	(10)
2011	15,096	$1.50	to	$1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%	)	to	(12.35%	)
2010	19,382	$1.70	to	$1.24	$41,046	0.09%	0.55%	to	1.70%	27.87%		to	23.09%	(6)
2009	43,897	$1.33	to	$1.04	$64,438	0.43%	0.55%	to	1.45%	38.99%		to	37.74%

Fid VIP Overseas, Serv Cl 2
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
2011	4,582	$1.09	to	$0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%	)	to	(18.53%	)
2010	6,209	$1.33	to	$1.03	$8,629	1.11%	0.55%	to	1.45%	12.21%		to	11.21%
2009	7,380	$1.19	to	$0.92	$9,290	1.83%	0.55%	to	1.45%	25.53%		to	24.41%

Fid VIP Strategic Inc, Serv Cl 2
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08%	)(11)	to	(2.95%	)(11)

FTVIPT Frank Global Real Est, Cl 2
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%	)	to	(7.01%	)
2010	5,902	$0.91	to	$0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%		to	19.23%
2009	6,777	$0.76	to	$0.63	$8,474	12.94%	0.55%	to	1.45%	18.43%		to	17.37%

FTVIPT Frank Inc, Cl 2
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74%	(11)	to	4.80%	(11)

FTVIPT Frank Sm Cap Val, Cl 2
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90%	(11)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79%	(10)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%	)	to	(5.38%	)
2010	6,320	$1.39	to	$1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%		to	29.42%	(6)
2009	7,494	$1.09	to	$0.92	$11,588	1.66%	0.55%	to	1.45%	28.45%		to	27.30%

FTVIPT Frank Mutual Shares, Cl 2
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55%	(11)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70%	(10)
2011	9,772	$1.18	to	$1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%	)	to	(2.71%	)
2010	12,766	$1.20	to	$1.12	$15,882	1.55%	0.55%	to	1.70%	10.59%		to	11.34%	(6)
2009	14,798	$1.09	to	$0.89	$16,820	1.93%	0.55%	to	1.45%	25.36%		to	24.23%

FTVIPT Temp Global Bond, Cl 2
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97%	)(11)	to	(2.83%	)(11)

GS VIT Mid Cap Val, Inst
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%	)	to	(7.49%	)
2010	7,200	$1.43	to	$2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%		to	23.51%
2009	9,048	$1.15	to	$1.65	$17,889	1.70%	0.55%	to	1.20%	32.42%		to	31.56%

GS VIT U.S. Eq Insights, Inst
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
2010	8,698	$1.02	to	$0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%		to	11.22%
2009	10,686	$0.90	to	$0.81	$8,679	1.97%	0.55%	to	1.45%	20.48%		to	19.40%

102  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Am Fran, Ser II
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04%	)(9)	to	(3.63%	)(9)

Invesco VI Bal Risk Alloc, Ser II
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07%	)(11)	to	(2.94%	)(11)

Invesco VI Comstock, Ser II
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%	)	to	(3.51%	)
2010	11,227	$1.12	to	$0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
2009	43,684	$0.98	to	$0.87	$40,021	4.61%	0.55%	to	1.45%	27.70%		to	26.56%

Invesco VI Div Divd, Ser I
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92	to	$0.92	$912	—	0.55%	to	1.20%	(8.03%	)(8)	to	(8.43%	)(8)

Invesco VI Global Hlth, Ser II
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07	to	$1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	2,297	$1.02	to	$1.04	$2,382	0.12%	0.55%	to	1.45%	26.69%		to	25.56%

Invesco VI Intl Gro, Ser II
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%	)	to	(8.33%	)
2010	4,684	$1.40	to	$1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
2009	42,710	$1.25	to	$1.07	$48,223	1.53%	0.55%	to	1.45%	34.17%		to	32.97%

Invesco VI Mid Cap Gro, Ser I
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22%	)(9)	to	(2.52%	)(9)

Invesco VI Mid Cap Gro, Ser II
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10%	)(9)	to	(2.69%	)(9)

Invesco VI Tech, Ser I
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22	to	$1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%	)	to	(6.19%	)
2010	1,886	$1.29	to	$1.64	$1,757	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	1,917	$1.07	to	$1.36	$1,483	—	0.55%	to	1.20%	56.54%		to	55.52%

Ivy VIP Asset Strategy
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29%	(11)	to	17.27%	(11)

Janus Aspen Flex Bond, Serv
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97%	)(11)	to	(2.82%	)(11)

Janus Aspen Gbl Alloc Mod, Serv
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29%	(11)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40%	(10)	to	2.54%	(10)

Janus Aspen Global Tech, Serv
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%	)	to	(9.75%	)
2010	2,130	$0.57	to	$1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
2009	2,342	$0.46	to	$1.61	$1,119	—	0.75%	to	1.20%	55.72%		to	55.03%

Janus Aspen Janus, Serv
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75%	(11)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04%	(10)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%	)	to	(7.13%	)
2010	7,508	$0.98	to	$1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35%	(6)
2009	114,211	$0.86	to	$0.84	$97,037	0.38%	0.55%	to	1.45%	35.27%		to	34.06%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  103

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Overseas, Serv
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%	)	to	(33.14%	)
2010	4,984	$1.94	to	$3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
2009	6,188	$1.56	to	$3.04	$9,832	0.40%	0.75%	to	1.20%	77.73%		to	76.94%

Lazard Ret Global Dyn MA, Serv
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55%	(11)	to	9.60%	(11)

MFS Inv Gro Stock, Serv Cl
2013	3,922	$1.83	to	$1.69	$4,765	0.42%	0.55%	to	1.45%	29.33%		to	28.18%
2012	4,327	$1.42	to	$1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%		to	15.00%
2011	5,149	$1.22	to	$1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%	)	to	(1.07%	)
2010	6,341	$1.22	to	$1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%		to	10.54%
2009	7,699	$1.10	to	$1.05	$5,293	0.44%	0.55%	to	1.45%	38.33%		to	37.09%

MFS New Dis, Serv Cl
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%	)	to	(11.56%	)
2010	3,550	$1.64	to	$1.99	$4,473	—	0.55%	to	1.20%	35.19%		to	34.32%
2009	4,192	$1.21	to	$1.48	$3,911	—	0.55%	to	1.20%	62.03%		to	60.98%

MFS Utilities, Serv Cl
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94%	(11)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85%	(10)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
2010	5,997	$1.87	to	$1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%		to	15.75%	(6)
2009	6,819	$1.66	to	$1.22	$11,375	4.69%	0.55%	to	1.45%	32.14%		to	30.96%

MS UIF Global Real Est, Cl II
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%	)	to	(11.44%	)
2010	2,823	$1.06	to	$1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%		to	20.56%
2009	17,952	$0.87	to	$0.86	$15,599	0.02%	0.55%	to	1.45%	40.64%		to	39.38%

MS UIF Mid Cap Gro, Cl II
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92%	(11)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93%	)(10)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%	)	to	(8.74%	)
2010	2,187	$1.31	to	$1.26	$2,954	—	0.55%	to	1.70%	31.54%		to	25.32%	(6)
2009	2,591	$1.00	to	$1.12	$2,654	—	0.55%	to	1.45%	56.51%		to	55.10%

NB AMT Intl Eq, Cl S
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%	)	to	(13.59%	)
2010	1,936	$0.93	to	$1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%		to	20.26%
2009	24,662	$0.76	to	$0.84	$20,307	3.72%	0.55%	to	1.45%	33.77%		to	32.57%

Oppen Global VA, Serv
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22%	(11)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96%	(10)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%	)	to	(10.07%	)
2010	5,813	$1.42	to	$1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83%	(6)
2009	6,462	$1.23	to	$1.00	$7,419	1.96%	0.55%	to	1.45%	38.59%		to	37.35%

Oppen Global Strategic Inc VA, Srv
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%	)	to	(4.41%	)(11)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%	)
2010	37,820	$1.38	to	$1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
2009	137,869	$1.21	to	$1.12	$160,430	0.23%	0.55%	to	1.45%	17.76%		to	16.70%

104  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Main St Sm Cap VA, Serv
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80%	(11)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33%	(10)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%	)	to	(4.03%	)
2010	2,095	$1.31	to	$1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44%	(6)
2009	2,613	$1.07	to	$0.92	$2,653	0.66%	0.55%	to	1.45%	36.13%		to	34.91%

PIMCO VIT All Asset, Advisor Cl
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%	)	to	(3.73%	)(11)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19%	(10)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27	to	$1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10%	(6)
2009	70,295	$1.13	to	$1.10	$78,840	6.92%	0.55%	to	1.45%	20.76%		to	19.68%

PIMCO VIT Glb MA Man Alloc, Adv Cl
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%	)	to	(11.19%	)(11)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91%	(10)	to	2.06%	(10)

PIMCO VIT Tot Return, Advisor Cl
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98%	)(11)	to	(4.83%	)(11)

Put VT Global Hlth Care, Cl IB
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22	to	$1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%	)	to	(2.35%	)
2010	1,162	$1.24	to	$1.36	$1,368	1.98%	0.55%	to	1.20%	1.90%		to	1.24%
2009	1,463	$1.22	to	$1.34	$1,695	11.57%	0.55%	to	1.20%	25.31%		to	24.50%

Put VT Intl Eq, Cl IB
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01	to	$1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%	)	to	(17.92%	)
2010	1,517	$1.22	to	$1.61	$2,040	3.70%	0.55%	to	1.20%	9.41%		to	8.71%
2009	2,180	$1.11	to	$1.48	$2,676	—	0.55%	to	1.20%	23.95%		to	23.15%

Put VT Multi-Cap Gro, Cl IB
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%	)	to	(6.22%	)
2010	1,074	$1.13	to	$1.13	$1,215	—	0.55%	to	1.20%	13.15%	(7)	to	12.95%	(7)

VanEck VIP Global Gold, Cl S
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15%	)(11)	to	(23.82%	)(11)

VP Aggr, Cl 2
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45%	(11)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00%	(10)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%	)	to	(4.73%	)
2010	9,828	$1.12	to	$1.16	$11,021	—	0.55%	to	1.70%	13.63%	(5)	to	16.22%	(6)

VP Aggr, Cl 4
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%	)	to	(4.32%	)
2010	89,107	$1.12	to	$1.12	$99,952	—	0.55%	to	1.45%	13.63%	(5)	to	12.96%	(5)

VP AQR Man Fut Strategy, Cl 2
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48%	(11)	to	0.59%	(11)

VP BR Gl Infl Prot Sec, Cl 3
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%	)	to	(6.85%	)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23	to	$1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
2009	104,440	$1.19	to	$1.12	$119,829	8.57%	0.55%	to	1.45%	6.25%		to	5.30%

VP Conserv, Cl 2
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75%	)(11)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86%	(10)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05	to	$1.05	$19,853	—	0.55%	to	1.70%	5.56%	(5)	to	4.60%	(6)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  105

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Conserv, Cl 4
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05	to	$1.04	$106,130	—	0.55%	to	1.45%	5.56%	(5)	to	4.94%	(5)

VP GS Commodity Strategy, Cl 2
2013	34	$0.92	to	$0.91	$33	—	0.55%	to	1.85%	(7.00%	)(11)	to	(7.81%	)(11)

VP Mod, Cl 2
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35%	(11)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31%	(10)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%	)	to	(1.42%	)
2010	92,743	$1.10	to	$1.10	$101,395	—	0.55%	to	1.70%	9.82%	(5)	to	10.47%	(6)

VP Mod, Cl 4
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%	)	to	(1.08%	)
2010	755,824	$1.10	to	$1.09	$826,603	—	0.55%	to	1.45%	9.82%	(5)	to	9.17%	(5)

VP Mod Aggr, Cl 2
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43%	(11)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02%	(10)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%	)	to	(3.09%	)
2010	46,591	$1.11	to	$1.13	$51,792	—	0.55%	to	1.70%	11.61%	(5)	to	13.31%	(6)

VP Mod Aggr, Cl 4
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%	)	to	(2.76%	)
2010	389,556	$1.12	to	$1.11	$433,471	—	0.55%	to	1.45%	11.71%	(5)	to	11.05%	(5)

VP Mod Conserv, Cl 2
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70%	(11)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88%	(10)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07	to	$1.07	$33,706	—	0.55%	to	1.70%	7.42%	(5)	to	7.41%	(6)

VP Mod Conserv, Cl 4
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07	to	$1.07	$232,021	—	0.55%	to	1.45%	7.52%	(5)	to	6.89%	(5)

VP Ptnrs Sm Cap Val, Cl 3
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%	)	to	(5.83%	)
2010	7,108	$1.43	to	$1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
2009	61,313	$1.16	to	$0.98	$71,928	—	0.55%	to	1.45%	35.80%		to	34.59%

VP Pyrford Intl Eq, Cl 2
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50%	(12)	to	4.57%	(12)

VP Sit Divd Gro, Cl 3
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%	)	to	(4.89%	)
2010	5,405	$0.99	to	$0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	111,725	$0.90	to	$0.89	$100,695	—	0.55%	to	1.45%	30.61%		to	29.44%

VP Vty Estb Val, Cl 3
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%	)	to	(7.79%	)
2010	366	$1.31	to	$1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
2009	361	$1.08	to	$0.98	$378	—	0.55%	to	1.45%	35.88%		to	34.66%

106  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%	)	to	(15.85%	)
2010	13,276	$2.07	to	$1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%		to	23.12%
2009	40,052	$1.67	to	$1.12	$54,405	3.70%	0.55%	to	1.45%	48.96%		to	47.63%

Wanger USA
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%	)	to	(4.88%	)
2010	16,538	$1.35	to	$1.18	$29,532	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	37,983	$1.10	to	$0.97	$49,377	—	0.55%	to	1.45%	41.45%		to	40.18%

WF Adv VT Index Asset Alloc, Cl 2
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
2010	2,409	$1.24	to	$1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%		to	11.94%
2009	3,209	$1.10	to	$1.22	$3,549	2.03%	0.75%	to	1.20%	14.59%		to	14.08%

WF Adv VT Intl Eq, Cl 2
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%	)	to	(14.16%	)
2010	4,075	$1.31	to	$0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%		to	14.83%
2009	52,577	$1.13	to	$0.86	$49,158	0.27%	0.55%	to	1.45%	14.84%		to	13.81%

WF Adv VT Opp, Cl 2
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76%	(11)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27%	(10)
2011	3,066	$1.33	to	$1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%	)	to	(7.11%	)
2010	1,695	$1.42	to	$1.23	$2,583	0.77%	0.55%	to	1.70%	23.07%		to	22.11%	(6)
2009	2,007	$1.15	to	$1.04	$2,492	—	0.55%	to	1.45%	46.93%		to	45.61%

WF Adv VT Sm Cap Gro, Cl 2
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94%	(11)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99%	)(10)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%	)	to	(6.20%	)
2010	4,128	$1.62	to	$1.27	$6,337	—	0.55%	to	1.70%	26.08%		to	26.80%	(6)
2009	4,677	$1.28	to	$1.18	$5,713	—	0.55%	to	1.45%	51.81%		to	50.45%

WA Var Global Hi Yd Bond, Cl II
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04%	(11)	to	0.16%	(11)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 29, 2013.
(12)	New subaccount operations commenced on April 30, 2013.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  107

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	174	252	275	308	372	309	363	746	160	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Accumulation unit value at end of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Accumulation unit value at end of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Accumulation unit value at end of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	731	822	954	1,230	1,185	1,439	1,767	1,718	1,659	1,408

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	735	893	1,061	1,287	2,587	3,176	3,100	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	514	601	628	824	884	782	920	4,333	941	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Accumulation unit value at end of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497	6,900

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	571	70	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Accumulation unit value at end of period	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	709	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Accumulation unit value at end of period	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Accumulation unit value at end of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—

108  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Accumulation unit value at end of period	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Accumulation unit value at end of period	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Accumulation unit value at end of period	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Accumulation unit value at end of period	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Accumulation unit value at end of period	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Accumulation unit value at end of period	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	777	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Accumulation unit value at end of period	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Accumulation unit value at end of period	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	621	696	847	1,089	1,464	1,986	1,950	3,548	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Accumulation unit value at end of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	431	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	660	754	970	1,211	2,304	3,561	2,944	5,108	351	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  109

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Accumulation unit value at end of period	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	206	233	256	168	91	95	137	187	70	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Accumulation unit value at end of period	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	547	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Accumulation unit value at end of period	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	738	985	1,206	1,289	1,510	1,174	752	2,782	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	62	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335	11,997

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Accumulation unit value at end of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249	12,408

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Accumulation unit value at end of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952	5,831

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,057	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Accumulation unit value at end of period	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Accumulation unit value at end of period	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Accumulation unit value at end of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513	4,483

110  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Accumulation unit value at end of period	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Accumulation unit value at end of period	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,637	2,214	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	345	550	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	409	471	504	601	590	419	1,896	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	837	947	1,103	1,381	6,218	5,525	2,450	32	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	253	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377	449	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Accumulation unit value at end of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	728	858	986	1,234	1,165	1,165	1,261	1,350	1,704	718

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	725	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  111

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Accumulation unit value at end of period	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Accumulation unit value at end of period	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,770	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Accumulation unit value at end of period	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Accumulation unit value at end of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	749	931	966	3,120	4,528	2,291	2,781	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	522	673	774	1,089	1,210	1,294	2,389	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	533	636	714	4,378	4,519	3,528	3,236	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	840	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	329	397	454	619	844	1,049	1,233	1,204	468	15

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Accumulation unit value at end of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	420	440	505	581	765	1,013	1,144	1,397	1,837	1,481

112  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	482	601	813	1,000	1,406	1,843	2,419	2,803	3,193	3,359

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	413	551	785	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,263	2,605	2,418	782	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,159	9,393	10,873	12,544	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,698	4,118	3,714	1,170	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,897	12,671	13,381	11,054	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,217	12,841	10,721	5,136	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,668	75,197	82,805	97,423	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,483	9,367	8,285	3,243	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,781	45,332	49,673	54,821	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,745	5,719	4,225	1,619	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,794	23,712	26,508	28,686	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  113

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Accumulation unit value at end of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	138	93	114	125	133	261	377	381	339	45

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Accumulation unit value at end of period	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Accumulation unit value at end of period	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	706	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Accumulation unit value at end of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	597	775	1,053	683	826	977	1,125	1,281	1,387	1,549

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Accumulation unit value at end of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	634	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	82	90	114	178	330	249	316	302	65	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Accumulation unit value at end of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

114  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Accumulation unit value at end of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	417	535	596	758	1,017	1,298	1,457	1,664	1,703	1,507

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	493	522	644	1,306	1,860	1,583	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	320	337	346	403	473	394	409	1,987	389	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Accumulation unit value at end of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	119	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Accumulation unit value at end of period	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	422	514	656	743	1,174	1,596	1,765	1,878	1,638	959

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Accumulation unit value at end of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Accumulation unit value at end of period	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Accumulation unit value at end of period	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Accumulation unit value at end of period	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Accumulation unit value at end of period	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Accumulation unit value at end of period	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  115

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Accumulation unit value at end of period	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Accumulation unit value at end of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	734	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Accumulation unit value at end of period	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Accumulation unit value at end of period	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	376	557	751	959	1,003	1,019	1,770	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Accumulation unit value at end of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	301	384	437	488	854	698	907	1,092	1,256	1,359

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	607	611	695	927	1,532	2,373	2,137	2,846	247	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Accumulation unit value at end of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	290	236	196	127	65	58	137	175	76	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Accumulation unit value at end of period	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	400	493	515	560	661	922	1,550	1,998	2,289	2,188

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Accumulation unit value at end of period	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	563	798	1,106	1,310	1,351	1,404	789	1,558	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	65	—	—	—	—	—	—	—	—

116  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746	8,735

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Accumulation unit value at end of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Accumulation unit value at end of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	773	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012	3,384

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Accumulation unit value at end of period	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Accumulation unit value at end of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Accumulation unit value at end of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Accumulation unit value at end of period	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Accumulation unit value at end of period	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	783	968	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  117

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	327	386	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	227	283	381	432	545	444	892	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	607	625	907	1,139	3,824	3,203	1,506	41	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	190	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	160	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Accumulation unit value at end of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	366	382	383	511	600	621	929	977	995	735

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	286	346	471	655	827	929	1,099	1,145	1,143	1,305

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	720	880	1,036	9,604	7,662	4,056	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Accumulation unit value at end of period	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	748	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Accumulation unit value at end of period	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Accumulation unit value at end of period	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	670	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297

118  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	357	396	538	570	1,775	2,665	1,324	1,445	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	402	557	566	605	622	495	1,082	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	392	360	381	2,376	2,572	1,809	1,600	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	390	423	470	646	732	760	1,153	883	417	22

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	24	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Accumulation unit value at end of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	284	270	327	391	461	620	784	900	883	817

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	142	213	294	372	594	868	1,505	1,655	2,044	2,305

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	170	233	267	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,752	5,624	4,473	976	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,108	3,343	4,764	4,986	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  119

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,716	11,338	9,044	2,797	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,697	7,346	7,664	5,748	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,636	91,080	71,003	23,480	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,321	44,359	49,913	58,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,965	35,294	32,460	7,790	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,868	20,553	23,909	29,598	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,235	28,147	23,560	7,958	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,588	16,222	16,640	20,699	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Accumulation unit value at end of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	840	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	420	560	711	9,462	5,838	3,261	3,580	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	19	34	38	79	68	147	142	161	42

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Accumulation unit value at end of period	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Accumulation unit value at end of period	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711

120  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Accumulation unit value at end of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	360	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	459	503	575	673	3,967	460	658	813	645	40

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Accumulation unit value at end of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	600	724	965	677	792	896	1,001	1,175	1,240	1,207

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	29	26	74	39	61	150	25	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24
Accumulation unit value at end of period	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	108	142	187	234	286	374	658	767	893	671

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45
Accumulation unit value at end of period	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	335	453	551	621	1,087	1,769	1,761	1,895	1,469	792

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21
Accumulation unit value at end of period	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	55	57	58	109	87	116	159	238	287	242

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	55	51	49	366	768	1,102	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	83	87	117	111	112	136	159	1,283	301	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26
Accumulation unit value at end of period	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	293	327	438	431	472	658	1,255	1,765	1,974	888

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	25	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13
Accumulation unit value at end of period	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	23	21	21	23	33	36	74	181	192

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  121

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15
Accumulation unit value at end of period	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	141	147	141	163	232	172	552	222	183	82

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	506	450	410	669	1,148	2,741	1,930	1,762	1,751	2,006

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05
Accumulation unit value at end of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535	1,139

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39
Accumulation unit value at end of period	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	689	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866	1,676

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40
Accumulation unit value at end of period	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	134	149	157	170	381	809	593	539	605	83

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16
Accumulation unit value at end of period	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	335	453	467	596	2,208	2,482	3,061	2,526	1,503	737

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28
Accumulation unit value at end of period	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	285	400	461	557	724	821	1,358	1,921	2,181	1,934

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	186	223	240	303	2,818	1,894	2,076	2,349	446	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24
Accumulation unit value at end of period	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	75	74	94	114	151	168	334	354	322	126

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13
Accumulation unit value at end of period	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	179	212	256	349	428	472	759	973	1,167	595

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18
Accumulation unit value at end of period	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	349	442	493	611	760	954	1,243	1,440	1,293	138

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	424	493	603	4,485	3,709	2,790	2,140	—	—

122  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	93	119	151	169	214	178	960	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19
Accumulation unit value at end of period	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	26	39	45	55	75	104	146	210	346	387

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	63	104	126	156	355	751	813	1,468	52	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20
Accumulation unit value at end of period	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	158	177	229	276	300	419	885	1,065	1,178	842

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63	55	68	40	21	10	29	43	10	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43
Accumulation unit value at end of period	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	62	64	82	114	100	136	170	325	350	369

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01
Accumulation unit value at end of period	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	219	445	615	786	804	972	1,041	1,265	1,585	1,420

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	97	141	186	215	281	235	1,052	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	387	402	392	1,993	1,888	2,239	2,644	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	551	697	886	977	1,847	3,810	3,538	3,713	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18
Accumulation unit value at end of period	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	544	581	696	907	1,024	1,260	1,786	2,167	2,418	1,811

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37
Accumulation unit value at end of period	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	439	516	620	744	1,337	2,138	2,477	3,028	2,674	1,897

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34
Accumulation unit value at end of period	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	126	125	133	167	185	268	420	513	557	419

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  123

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37
Accumulation unit value at end of period	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	186	278	291	319	337	391	524	800	981	673

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31
Accumulation unit value at end of period	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	125	191	209	243	296	356	512	911	737	370

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23
Accumulation unit value at end of period	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	527	565	613	747	793	1,046	1,559	1,733	1,384	1,109

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25
Accumulation unit value at end of period	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	308	361	424	555	653	869	1,520	2,091	2,234	965

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21
Accumulation unit value at end of period	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	196	242	285	361	468	610	883	1,109	1,210	276

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	393	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	385	517	607	728	1,930	2,880	3,061	3,791	2,436	44

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	33	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	10	13	10	26	36	42	540	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	57	53	68	68	1,308	1,425	831	9	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32
Accumulation unit value at end of period	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	28	39	48	51	60	82	92	103	165	34

124  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34
Accumulation unit value at end of period	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6	6	10	16	12	10	11	24	21	20

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	119	137	160	3,858	3,505	2,828	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31
Accumulation unit value at end of period	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	13	21	36	61	70	83	193	206	200	197

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13
Accumulation unit value at end of period	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	85	107	131	155	235	285	304	340	345	195

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26
Accumulation unit value at end of period	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	30	37	38	57	72	110	127	178	246	249

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34
Accumulation unit value at end of period	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	87	106	120	150	209	307	355	578	450	130

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	66	76	77	644	962	485	846	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	60	80	106	106	114	140	648	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	39	43	43	878	1,086	1,105	1,042	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	153	277	298	401	544	664	841	790	465	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295	2

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	52	63	66	62	80	99	173	85	82	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  125

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	864	1,005	1,097	987	2,912	3,613	3,179	3,380	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11
Accumulation unit value at end of period	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	82	85	100	127	164	228	287	405	586	510

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26
Accumulation unit value at end of period	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	51	65	107	127	148	180	244	229	273	270

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	19	21	23	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	135	136	136	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,016	1,759	2,093	2,614	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	511	768	844	1,006	4,005	2,228	2,807	3,435	1,777	71

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	496	210	72	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,161	2,287	2,298	2,129	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	1,585	1,291	885	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,524	19,082	21,360	25,524	—	—	—	—	—	—

126  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,257	1,065	938	452	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,153	6,747	7,546	9,298	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	633	482	320	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,982	2,762	3,824	4,744	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36
Accumulation unit value at end of period	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	152	194	216	280	1,523	1,763	1,674	1,021	937	460

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	121	141	144	3,933	2,731	2,168	2,674	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	28	27	26	33	47	59	63	54	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51
Accumulation unit value at end of period	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	206	274	305	394	835	926	1,054	1,256	1,045	444

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41
Accumulation unit value at end of period	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	411	480	576	720	1,292	1,638	2,304	2,492	2,374	1,263

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17
Accumulation unit value at end of period	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	98	125	127	158	186	269	357	386	401	401

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	112	127	145	159	1,551	187	332	522	458	17

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27
Accumulation unit value at end of period	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	97	114	141	69	79	43	49	76	145	157

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35
Accumulation unit value at end of period	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	38	61	84	94	110	100	135	185	144	141

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  127

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6	16	41	31	31	25	26	87	18	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24
Accumulation unit value at end of period	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	115	142	193	264	312	351	534	623	698	566

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45
Accumulation unit value at end of period	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	222	276	309	382	603	1,147	1,421	1,520	1,016	393

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19
Accumulation unit value at end of period	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	16	16	26	30	90	217	269	158	185	132

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	69	75	106	222	398	560	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	42	53	62	135	129	118	42	664	109	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Accumulation unit value at end of period	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	231	274	350	375	414	569	1,164	1,347	1,479	981

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	17	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12
Accumulation unit value at end of period	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	23	15	100	103	306	291	288	144	101

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Accumulation unit value at end of period	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	268	244	219	257	300	162	485	198	150	125

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	360	450	467	644	1,286	3,444	2,303	1,986	1,666	1,123

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05
Accumulation unit value at end of period	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694	1,596

128  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39
Accumulation unit value at end of period	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	477	625	830	1,087	2,423	2,867	3,181	3,601	2,375	1,384

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40
Accumulation unit value at end of period	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	77	89	139	159	327	536	403	381	339	128

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16
Accumulation unit value at end of period	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	536	610	711	809	1,674	2,093	2,465	2,116	1,478	737

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27
Accumulation unit value at end of period	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	173	185	236	412	500	818	1,579	2,004	2,130	1,810

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	251	252	264	285	1,691	1,098	1,103	1,257	283	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24
Accumulation unit value at end of period	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	68	77	81	62	86	127	200	243	237	85

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13
Accumulation unit value at end of period	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	72	77	117	159	184	279	440	531	660	196

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18
Accumulation unit value at end of period	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	297	361	412	483	518	602	779	865	862	62

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	310	364	409	2,370	2,024	1,539	1,164	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	68	102	183	189	279	232	549	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19
Accumulation unit value at end of period	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7	11	16	27	62	43	57	59	77	52

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—
Accumulation unit value at end of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	41	51	69	119	225	454	618	1,132	111	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Accumulation unit value at end of period	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	266	291	223	246	322	417	691	735	940	788

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	8	10	16	18	5	14	29	15	2

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  129

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43
Accumulation unit value at end of period	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	49	46	51	65	63	92	224	337	453	415

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	129	140	226	327	482	738	720	991	1,237	1,102

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	118	137	134	161	167	44	479	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	87	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	535	455	389	453	1,260	1,127	1,335	1,077	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	775	787	904	1,007	1,393	2,566	2,154	2,206	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18
Accumulation unit value at end of period	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	312	360	419	532	722	976	1,343	1,937	2,066	1,461

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Accumulation unit value at end of period	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	294	328	423	559	964	1,496	1,756	2,082	1,937	1,292

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33
Accumulation unit value at end of period	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	99	113	120	170	204	286	425	456	397	294

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36
Accumulation unit value at end of period	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	168	172	167	180	224	340	514	653	812	732

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Accumulation unit value at end of period	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	118	101	115	128	170	208	507	672	451	208

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Accumulation unit value at end of period	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	341	354	350	429	484	629	956	1,045	825	780

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24
Accumulation unit value at end of period	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	261	289	325	408	473	646	1,282	1,607	1,641	806

130  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21
Accumulation unit value at end of period	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	144	182	215	302	330	472	629	670	764	137

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	369	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	456	567	739	831	1,461	2,030	2,124	2,626	1,753	11

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	21	14	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	9	10	9	16	28	38	300	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	118	116	131	160	697	765	403	4	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	19	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32
Accumulation unit value at end of period	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	30	35	44	63	41	55	58	66	121	17

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34
Accumulation unit value at end of period	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	1	18	23	23	23	33	27	31	22

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	86	158	190	2,089	1,885	1,445	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30
Accumulation unit value at end of period	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	5	26	71	80	87	101	164	112	82	71

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  131

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12
Accumulation unit value at end of period	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	20	32	82	99	95	193	311	340	193

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25
Accumulation unit value at end of period	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	10	11	25	66	53	85	180	243	288	231

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Accumulation unit value at end of period	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	101	104	79	96	138	206	303	338	298	160

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	51	61	65	349	540	236	443	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	77	111	137	173	146	78	353	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	58	69	68	498	604	584	558	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	252	286	282	309	380	448	554	612	479	2

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589	20

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	38	29	33	52	84	158	355	385	192	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	951	1,025	819	1,698	2,046	1,725	1,792	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11
Accumulation unit value at end of period	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	25	44	62	66	62	93	177	190	144

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26
Accumulation unit value at end of period	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1	8	19	18	33	42	92	102	135	136

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	—	—	—	—	—	—	—	—

132  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,212	2,982	2,410	1,164	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	743	864	950	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	582	715	861	1,085	2,677	1,805	1,833	2,120	1,111	5

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,489	8,176	7,853	2,274	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,297	1,676	1,494	1,943	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,672	58,390	50,042	13,452	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,607	8,796	9,432	12,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,477	19,894	17,556	3,559	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,989	3,370	4,378	5,751	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,307	18,797	14,985	5,337	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,068	2,294	2,834	3,115	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36
Accumulation unit value at end of period	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	160	198	240	276	923	1,068	982	774	738	348

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  133

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	124	174	199	2,082	1,501	1,117	1,336	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	5	7	9	8	10	12	20	16	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50
Accumulation unit value at end of period	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	135	156	217	284	555	648	846	949	906	460

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41
Accumulation unit value at end of period	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	281	388	478	609	958	1,256	1,812	1,951	1,792	1,263

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15
Accumulation unit value at end of period	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	32	42	38	40	83	93	127	200	282	265

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	43	49	63	88	839	119	201	226	211	16

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Accumulation unit value at end of period	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	41	48	54	34	35	39	42	48	155	153

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Accumulation unit value at end of period	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	37	65	92	146	172	147	127	116	136	124

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

134  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy
			allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)
Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax	$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

© 2008-2014 RiverSource Life Insurance Company. All rights reserved.
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